         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 4,1997
                                                      FILE NO. 33-45671
                                                      FILE NO. 811-6557

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933               / /
                           POST-EFFECTIVE AMENDMENT NO. 20           /X/
                                         AND


                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940            / /
                                   AMENDMENT NO. 22                  /X/


                                  STI CLASSIC FUNDS
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

           REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                     DAVID G. LEE
                             C/O SEI INVESTMENTS COMPANY
                               ONE FREEDOM VALLEY ROAD
                               OAKS, PENNSYLVANIA 19456
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT, ESQ.                      JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                 MORGAN, LEWIS & BOCKIUS LLP
2000 ONE LOGAN SQUARE                       1800 M STREET, N.W.
PHILADELPHIA, PA 19103                      WASHINGTON, D.C.  20036


It is proposed that this filing will become effective (check appropriate box)

    Immediately upon filing pursuant to paragraph (b), or
---
    On [DATE] pursuant to paragraph (b), or
---
 X  60 days after filing pursuant to paragraph (a) or
---
    75 days after filing pursuant to paragraph (a) or
---
    On [DATE] pursuant to paragraph (a) of Rule 485.
---


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement. Registrant has filed a Rule 24f-2 Notice on July 29, 1997 for its fiscal year ended May 31, 1997.

                                  STI CLASSIC FUNDS
                                CROSS REFERENCE SHEET
                              POST-EFFECTIVE AMENDMENT #20



N-1A ITEM NO.                                         LOCATION
-------------                                         --------
PART A - ALL FUNDS
Item 1.   Cover Page                                  Cover Page
Item 2.   Synopsis                                    Expense Summary
Item 3.   Condensed Financial Information             *
Item 4.   General Description of Registrant           About the Trust; Portfolio Investments;
                                                      Risk Considerations; Investment Practices
Item 5.   Management of the Fund                      Board of Trustees; Fund Management;
                                                      Investment Advisor;
                                                      Distribution; Administration
Item 5a.                                              *
Item 6.   Capital Stock and Other Securities          Voting Rights; Shareholder Inquiries;
                                                      Dividends and Distributions; Tax
                                                      Information
Item 7.   Purchase of Securities Being Offered        Cover Page; Purchasing Fund Shares;
                                                      Redeeming Fund Shares
Item 8.   Redemption or Repurchase                    Purchasing Fund Shares;
                                                      Redeeming Fund Shares; Distribution
Item 9.   Pending Legal Proceedings                   *

PART B - ALL FUNDS
Item 10.  Cover Page                                  Cover Page
Item 11.  Table of Contents                           Table of Contents
Item 12.  General Information and History             The Trust
Item 13.  Investment Objectives and Policies          Description of Permitted Investments;
                                                      Investment Limitations
Item 14.  Management of the Registrant                Trustees and Officers of the Trust; The
                                                      Administrator
Item 15.  Control Persons and Principal               Trustees and Officers of the Trust
           Holders of Securities
Item 16.  Investment Advisory and Other               Investment Advisor; The Administrator;
           Services                                   The Distributor; Experts
Item 17.  Brokerage Allocation                        Fund Transactions
Item 18.  Capital Stock and Other Securities          Description of Shares
Item 19.  Purchase, Redemption, and Pricing of        Purchase and Redemption of Shares;
          Securities Being Offered                    Determination of Net Asset Value
Item 20.  Tax Status                                  Taxes
Item 21.  Underwriters                                The Distributor
Item 22.  Calculation of Yield Quotations             Computation of Yield; Calculation of Total Return
Item 23.  Financial Statements                        Financial Information


PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

*  Not applicable

                                   PROSPECTUS

                               STI CLASSIC FUNDS

                                  TRUST SHARES

                              CAPITAL GROWTH FUND
                            VALUE INCOME STOCK FUND
                             SMALL CAP EQUITY FUND
                              MID-CAP EQUITY FUND
                                 BALANCED FUND
                              SUNBELT EQUITY FUND
                        INTERNATIONAL EQUITY INDEX FUND
                           INTERNATIONAL EQUITY FUND
                          EMERGING MARKETS EQUITY FUND

                       Investment Advisors to the Funds:
                          STI CAPITAL MANAGEMENT, N.A.
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE ADVISORS)

The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Trust Shares of the Equity Funds listed above. Please read this Prospectus, and keep it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISORS, OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS, INCLUDING SUNTRUST BANKS, INC. THE TRUST'S SHARES ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

OCTOBER 1, 1997

2

ABOUT THE TRUST

STI Classic Funds is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. You may purchase shares in each non-Money Market Fund through three separate classes (Trust Shares, Investor Shares, and Flex Shares). The separate classes provide for variations in distribution and service fees, transfer agent fees, voting rights, and dividends. This Prospectus relates to the Trust Shares of the Capital Growth Fund, Value Income Stock Fund, Small Cap Equity Fund, Mid-Cap Equity Fund, Balanced Fund, Sunbelt Equity Fund, International Equity Index Fund, International Equity Fund, and Emerging Markets Fund (the Equity Funds).

3

                        FUND INFORMATION -- EQUITY FUNDS

CAPITAL GROWTH FUND

OBJECTIVE

Capital Growth Fund seeks to provide capital appreciation by investing primarily in a portfolio of common stocks, warrants, and securities convertible into common stock which, in its Advisor's opinion, are undervalued in the marketplace at the time of purchase.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of undervalued equity securities, including:

    - common stocks;

    - warrants; and

    - securities convertible into, or exchangeable for, common stock.

In addition, the Fund may invest in:

    - U.S. dollar denominated equity securities of foreign issuers, including sponsored ADRs that are traded on exchanges or listed on NASDAQ;

    - securities issued by money market mutual funds;

    - pay-in-kind securities; and

    - bonds, including bonds rated below BBB by Standard & Poor's Corporation (S&P) or below Baa by Moody's Investors Service, Inc. (Moody's), or unrated securities of comparable quality.

RISK CONSIDERATIONS

The Capital Growth Fund is subject to the following types of risk:

- Fund Risk;
- Market Risk;
- Credit Risk;

- High-Yield Security Risk; and
- Foreign Security Risks.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 21.

FUND MANAGEMENT

Mr. Anthony Gray has managed the Capital Growth Fund since it began operating. He has more than 30 years of investment experience, and has served as Chairman and Chief Executive Officer of STI Capital Management, N.A. since 1979.

4

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Capital Growth Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited by
              , independent public accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                    1996        1995        1994        1993(1)
Net Asset Value, Beginning of Period                                         $  12.18      11.99       11.95      10.36
Net Investment Income (Loss)                                                 $   0.12       0.16        0.16       0.12
Realized and Unrealized Net Gains (Losses) on Investments                    $   3.32       0.57        0.31       1.57
Distributions from Net Investment Income                                     $  (0.13)     (0.14)      (0.17)     (0.10)
Distributions from Realized Capital Gains                                    $  (0.59)     (0.40)      (0.26)        --
Net Asset Value, End of Period                                               $  14.90      12.18       11.99      11.95
Total Return                                                                    28.97%      6.63%       3.87%     17.90%*
Net Assets End of Period (000)                                               $981,498    984,205     891,870    507,692
Ratio of Expenses to Average Net Assets                                          1.15%      1.15%       1.15%      1.15%*
Ratio of Net Investment Income (Loss) to Average Net Assets                      0.90%      1.38%       1.25%      1.43%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                                 1.27%      1.28%       1.29%      1.28%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers and Reimbursements)                                                     0.78%      1.25%       1.11%      1.30%*
Portfolio Turnover Rate                                                           156%       128%        124%        95%

* Annualized.
 (1) Commenced operations on June 8, 1992.

5

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Capital Growth Fund.

SHAREHOLDER TRANSACTION EXPENSES             None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          1.03%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers             .12%

Total Fund Operating Expenses After         1.15%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.15% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.27%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming                    $      12    $      37    $      63    $     140
 (1) a 5% annual return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

6

VALUE INCOME STOCK FUND

OBJECTIVE

Value Income Stock Fund seeks to provide current income with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in companies that have a market capitalization of at least $500 million, including:

    - common stock issued by companies which have a history of paying regular dividends;

    - preferred stock; and

    - securities convertible into, or exchangeable for, common stock.

The Fund also may invest in:

    - U.S. dollar denominated equity securities of foreign issuers, including sponsored ADRs that are traded on exchanges or listed on NASDAQ;

    - debt securities, including corporate debt obligations rated below BBB by S&P or below Baa by Moody's, or not rated by S&P or Moody's but which are of comparable quality;

    - U.S. Treasury obligations;

    - futures and options; and

    - stocks issued by companies with smaller market capitalizations.

RISK CONSIDERATIONS

The Value Income Stock Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Credit Risk;

- Hedging Risk;

- High-Yield Security Risk; and
- Foreign Security Risks.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 21.

FUND MANAGEMENT

Mr. Mills Riddick, CFA, is Senior Vice President, STI Capital Management, N.A. and has managed the Value Income Stock Fund since April, 1995. He has more than 15 years of investment experience, and has been a value portfolio manager at STI Capital Management since 1989.

7

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Value Income Stock Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited by
                     , independent public accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                      1996         1995        1994       1993(1)
Net Asset Value, Beginning of Period                                         $    11.59       10.54       10.23       10.00
Net Investment Income (Loss)                                                 $     0.35        0.32        0.29        0.11
Realized and Unrealized Net Gains (Losses) on Investments                    $     2.71        1.56        0.70        0.16
Distributions from Net Investment Income                                     $    (0.34)      (0.32)      (0.32)      (0.04)
Distributions from Realized Capital Gains                                    $    (1.16)      (0.51)      (0.36)         --
Net Asset Value, End of Period                                               $    13.15       11.59       10.54       10.23
Total Return                                                                      27.91%      19.06%       9.95%       9.05%*
Net Assets End of Period (000)                                               $1,244,399     991,977     573,082     137,761
Ratio of Expenses to Average Net Assets                                            0.92%       0.95%       0.88%       0.80%*
Ratio of Net Investment Income (Loss) to Average Net Assets                        2.86%       3.16%       3.21%       4.32%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                                   0.92%       0.95%       0.97%       0.96%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers and Reimbursements)                                                       2.86%       3.16%       3.12%       4.16%*
Portfolio Turnover Rate                                                             134%        126%        149%         35%

* Annualized.
 (1) Commenced operations on February 12, 1993.

8

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Value Income Stock Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees                       .80%

Other Expenses                                 .15%

Total Fund Operating Expenses1                 .95%

(1)TOTAL FUND OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming                    $      10    $      30    $      53    $     117
 (1) a 5% annual return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

9

SMALL CAP EQUITY FUND

OBJECTIVE

The Small Cap Equity Fund seeks to provide capital appreciation with a secondary goal of achieving current income.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of equity securities of undervalued companies with market capitalizations under $1 billion, including:

    - common stock;

    - preferred stock;

    - warrants;

    - rights to subscribe to common stock; and

    - securities convertible into, or exchangeable for, common stock.

The Fund also may invest in:

    - equity securities of companies with larger market capitalizations;

    - investment grade fixed-income securities; and

    - options transactions (for hedging purposes only).

RISK CONSIDERATIONS

The Small Cap Equity Fund may be subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Small Issuer Risk; and

- Hedging Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 21.

FUND MANAGEMENT

Brett Barner, CFA, is Vice President, STI Capital Management, N.A., and has managed the Small Cap Equity Fund since it began operating. He has more than ten years of investment experience, and has been a portfolio manager with STI since 1990.

10

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Small Cap Equity Fund. The unaudited financial highlights are for the Fund for the periods from inception through May 31, 1997.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                                         1996(1)
Net Asset Value, Beginning of Period                                                              $  10.00
Net Investment Income                                                                             $   0.05
Realized and Unrealized Net Gains on Investments                                                  $   1.04
Distributions from Net Investment Income                                                          $  (0.02)
Net Asset Value, End of Period                                                                    $  11.07
Total Return                                                                                      $  10.97%*
Net Assets End of Period (000)                                                                    $131,049
Ratio of Expenses to Average Net Assets                                                               1.20%**
Ratio of Net Investment Income to Average Net Assets                                                  1.86%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Contributions)                         1.37%**
Ratio of Net Investment Income to Average Net Assets (Excluding Waivers and Contributions)            1.69%**
Portfolio Turnover Rate                                                                                 27%
Average Commission Rate (A)                                                                        $0.0523

 * Return is for the period indicated and has not been annualized.
 ** Annualized.
(A) Average commission rate paid per share for the security purchases and sales.
 (1) Commenced operations on January 31, 1997.

11

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Small Cap Equity Fund.

SHAREHOLDER TRANSACTION EXPENSES             None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          1.00%
Waivers and Contributions(1)

Other Expenses After Fee Waivers(2)          .20%

Total Fund Operating Expenses After         1.20%
Fee Waivers and Contributions(3)

(1)ABSENT VOLUNTARY WAIVERS AND CONTRIBUTIONS, INVESTMENT ADVISORY FEES WOULD BE 1.15% OF AVERAGE NET ASSETS.

(2)OTHER FUND EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.35%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                                             1 YEAR       3 YEARS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual return; and (2)         $      12    $      37
 redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

12

MID-CAP EQUITY FUND

OBJECTIVE

The Mid-Cap Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stock of small to mid-sized companies with above-average growth of earnings. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of equity securities of small to mid-size companies (I.E., companies with market capitalizations of $500 million to $5 billion), including:

    - common stocks;

    - preferred stocks; and

    - securities convertible into, or exchangeable for, common stocks.

The Fund also may invest in:

    - U.S. dollar denominated equity securities of foreign issuers, including sponsored ADRs that are traded on exchanges or listed on NASDAQ;

    - bonds, including variable and floating rate instruments, rated B or better by S&P or Moody's; and

    - short-term obligations.

RISK CONSIDERATIONS

The Mid-Cap Equity Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Small Issuer Risk;

- Credit Risk;

- High-Yield Security Risk; and

- Foreign Security Risks.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 21.

FUND MANAGEMENT

Mr. Elliott A. Perny has managed the Mid-Cap Equity Fund since October, 1996. He has more than 25 years of investment experience. Mr. Perry has served as Senior Executive Vice President of STI Capital Management, N.A. since September, 1992, and has served as a portfolio manager with STI since 1991.

13

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Mid-Cap Equity Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited by
              , independent public accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                 1996        1995      1994(1)
Net Asset Value, Beginning of Period                                     $  11.00        9.85        10.00
Net Investment Income (Loss)                                             $   0.08        0.08         0.02
Realized and Unrealized Net Gains (Losses) on Investments                $   2.63        1.15        (0.16)
Distributions from Net Investment Income                                 $  (0.08)      (0.08)       (0.01)
Distributions from Realized Capital Gains                                $  (0.87)         --           --
Net Asset Value, End of Period                                           $  12.76       11.00         9.85
Total Return                                                                25.54%      12.56%       (1.39%)+
Net Assets End of Period (000)                                           $253,905     125,562       57,036
Ratio of Expenses to Average Net Assets                                      1.15%       1.15%        1.15%*
Ratio of Net Investment Income (Loss) to Average Net Assets                  0.70%       0.88%        1.20%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                             1.29%       1.32%        1.68%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers and Reimbursements)                                                 0.56%       0.71%        0.67%*
Portfolio Turnover Rate                                                       116%         66%           8%

* Annualized.
+ Cumulative since commencement of operations.
(1) Commenced operations on January 3, 1994.

14

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Mid-Cap Equity Fund.

TRUST SHARES
SHAREHOLDER TRANSACTION EXPENSES             None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          1.00%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers             .15%

Total Fund Operating Expenses After         1.15%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.15% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.30%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $      12    $      37    $      63    $     140
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

15

BALANCED FUND

OBJECTIVE

The Balanced Fund seeks to provide capital appreciation and current income by investing in common and preferred stocks, warrants, securities convertible into common stock, and investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of:

    - common stocks;

    - preferred stocks;

    - warrants;

    - securities convertible into, or exchangeable for, common stocks;

    - investment grade fixed-income securities, including corporate debt obligations, asset-backed securities, U.S. Government obligations, foreign government securities, and obligations of supranational entities; and

    - mortgage-backed securities.

Normally, no more than 70% of the Fund's total assets will be invested in common stocks and other equity securities and at least 25% of the Fund's total assets will be invested in senior fixed-income securities. No more than 60% of the Fund's total assets will be invested in bonds and other fixed-income securities.

The Fund may also invest in:

    - U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs that are traded on exchanges or listed on NASDAQ); and

    - securities issued by investment companies.

RISK CONSIDERATIONS

The Balanced Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Interest Rate Risk;

- Credit Rate Risk;

- Call Risk;

- Event Risk;

- Prepayment Risk; and

- Hedging Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 21.

16

FUND MANAGEMENT

The Balanced Fund is co-managed by Anthony R. Gray (equity portion), and L. Earl Denney, CFA, (fixed income portion). Mr. Gray, Chairman and Chief Executive Officer of STI Capital Management, N.A., has more than 30 years of investment experience. Mr. Denney, Senior Vice President, STI Capital Management, N.A., has more than 17 years of experience.

17

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Balanced Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited by
       ,independent public accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                   1996         1995       1994(1)
Net Asset Value, Beginning of Period                                       $  10.26         9.76       10.00
Net Investment Income (Loss)                                               $   0.33         0.33        0.11
Realized and Unrealized Net Gains (Losses) on Investments                  $   1.41         0.49       (0.29)
Distributions from Net Investment Income                                   $  (0.34)       (0.32)      (0.06)
Distributions from Realized Capital Gains                                  $  (0.11)          --          --
Net Asset Value, End of Period                                             $  11.55        10.26        9.76
Total Return                                                                  17.26%        8.72%      (1.78%)+
Net Assets End of Period (000)                                             $111,638       89,051      90,579
Ratio of Expenses to Average Net Assets                                        0.95%        0.95%       0.95%*
Ratio of Net Investment Income (Loss) to Average Net Assets                    3.00%        3.44%       2.76%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                               1.09%        1.11%       1.25%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers and Reimbursements)                                                   2.86%        3.28%       2.46%*
Portfolio Turnover Rate                                                         155%         157%        106%

* Annualized.
+ Cumulative since commencement of operations.
(1) Commenced operations on January 3, 1994.

18

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Balanced Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES (AS A
PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .79%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers               .16%

Total Fund Operating Expenses After            .95%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .95% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.11%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $      10    $      30    $      53    $     117
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

19

SUNBELT EQUITY FUND

OBJECTIVE

The Sunbelt Equity Fund seeks to provide capital appreciation by investing substantially all, and under normal market conditions at least 65%, of its assets in common stocks, preferred stocks, warrants, and securities convertible into common stock of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of equity securities of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S., including:

    - common stocks;

    - preferred stocks;

    - warrants; and

    - securities convertible into, or exchangeable for, common stock, including securities rated lower than investment grade.

Stocks chosen for the Fund are primarily of U.S. companies headquartered and/or operating in the following U.S. states:

- Texas

- Arkansas

- Alabama

- Mississippi

- Tennessee

- Kentucky

- Florida

- Virginia

- Georgia

- North Carolina

- South Carolina

- Louisiana

Because the Fund's investments are concentrated in this geographic area, the Fund will be greatly affected by the economic conditions of these states.

RISK CONSIDERATIONS

The Sunbelt Equity Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Credit Risk;

- Geographic Risk;

- Hedging Risk; and

- High-Yield Security Risk.

20

For a description of these risks, please see "RISK CONSIDERATIONS" on page 21.

FUND MANAGEMENT

Mr. James Foster has managed the Sunbelt Equity Fund since it began operating. He has served as Vice President of Trusco Capital Management, Inc. since 1989, and has more than 27 years of investment experience.

21

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Sunbelt Equity Fund.The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited by
              , independent public accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,              1996         1995        1994(1)
Net Asset Value, Beginning of Period                                  $  10.03         9.70        10.00
Net Investment Income (Loss)                                          $  (0.04)       (0.01)          --
Realized and Unrealized Net Gains (Losses) on Investments             $   4.32         0.38        (0.30)
Distributions from Net Investment Income                                    --           --           --
Distributions from Realized Capital Gains                             $  (0.20)       (0.04)          --
Net Asset Value, End of Period                                        $  14.11        10.03         9.70
Total Return                                                             43.19%        3.81%       (2.99%)+
Net Assets End of Period (000)                                        $412,430      258,908      128,280
Ratio of Expenses to Average Net Assets                                   1.15%        1.15%        1.15%*
Ratio of Net Investment Income (Loss) to Average Net Assets              (0.34%)      (0.12%)      (0.19%)*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                          1.28%        1.30%        1.58%*
Ratio of Net Investment Income (Loss) to Average Net
 Assets(Excluding Waivers and Reimbursements)                            (0.47%)      (0.27%)      (0.62%)*
Portfolio Turnover Rate                                                    106%          80%          21%

* Annualized.
+ Cumulative since commencement of operations.
(1) Commenced operations on January 3, 1994.

22

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES             None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          1.02%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers             .13%

Total Fund Operating Expenses After         1.15%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.15% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.28%.THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $      12    $      37    $      63    $     140
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

23

INTERNATIONAL EQUITY INDEX FUND

OBJECTIVE

The International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities included in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index (the MSCI EAFE-GDP Index or EAFE-GDP Index).(1)

PORTFOLIO INVESTMENTS

The Fund primarily invests in equity securities of companies headquartered, or based in, the approximately twenty foreign countries included in the EAFE-GDP Index, including:

    - common stocks;

    - preferred stocks;

    - warrants;

    - options; and

    - securities convertible into, or exchangeable for, common stock.

While the Fund is constructed to have overall investment characteristics similar to those of the EAFE-GDP Index, it selects a representative sample of securities in each country using a computerized statistically-based optimization process.

The Fund expects that there will be a close correlation between it's performance and that of the EAFE-GDP Index. However, the Fund's ability to track the EAFE-GDP Index may be affected by, among other things, transaction costs, changes in either the composition of the Index, or number of shares outstanding for the component companies of the EAFE-GDP Index, and the timing and amount of purchases and redemptions.

RISK CONSIDERATIONS

The International Equity Index Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Hedging Risk; and

- Foreign Security Risks.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 21.

------------
(1) "MSCI EAFE-GDP Index" is a registered service mark of Morgan Stanley Capital International which does not sponsor, and is in no way affiliated with, the International Equity Index Fund.

24

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the International Equity Index Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been
audited by                      , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information.The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                               1996       1995(1)
Net Asset Value, Beginning of Period                                                    $ 10.24       10.00
Net Investment Income (Loss)                                                            $  0.10        0.08
Realized and Unrealized Net Gains (Losses) on Investments                               $  0.84        0.19
Distributions from Net Investment Income                                                $ (0.13)      (0.02)
Distributions from Realized Capital Gains                                               $ (0.09)      (0.01)
Net Asset Value, End of Period                                                          $ 10.96       10.24
Total Return                                                                               9.29%       2.69%+
Net Assets End of Period (000)                                                          $90,980      89,446
Ratio of Expenses to Average Net Assets                                                    1.05%       1.05%*
Ratio of Net Investment Income (Loss) to Average Net Assets                                0.84%       1.13%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)             1.19%       1.31%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                                           0.70%       0.87%*
Portfolio Turnover Rate                                                                      30%         10%

* Annualized.
+ Cumulative since commencement of operations.
(1) Commenced operations on June 6, 1994.

25

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the International Equity Index Fund.

SHAREHOLDER TRANSACTION EXPENSES             None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee           .76%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers             .29%

Total Fund Operating Expenses After         1.05%
Fee Waivers and Reimbursements(3)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .90% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.19%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $      11    $      33    $      58    $     128
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

26

INTERNATIONAL EQUITY FUND

OBJECTIVE

The International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

PORTFOLIO INVESTMENTS

The Fund invests primarily in equity securities of foreign issuers, including:

    - common stocks;

    - preferred stocks;

    - warrants;

    - options; and

    - securities convertible into, or exchangeable for, common stock.

The Fund may also invest in:

    - bonds and debentures issued by non-U.S. and U.S. companies, including those rated below BBB by S&P or below Baa by Moody's, or securities not rated by S&P or Moody's that are of comparable quality;

    - foreign government securities or U.S. government obligations;

    - foreign and U.S. commercial paper; and

    - closed-end investment companies that invest in the securities of issuers in a single country or region.

The Fund will invest in the securities of foreign issuers of at least three different countries outside the United States. A foreign issuer:

    - is a company organized under the laws of a specific country;

    - principally trades its securities in a market or on an exchange in a specific foreign country; or

    - derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country, or which has at least 50 percent of its assets situated in that country.

The Fund will invest primarily in developed countries (for example, Japan, Canada, and the United Kingdom). The Fund may also invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country whose economy and market are considered to be emerging or developing by the World Bank or United Nations.

27

RISK CONSIDERATIONS

The International Equity Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Credit Risk;

- Hedging Risk;

- High-Yield Security Risk; and

- Foreign Security Risks.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 21.

FUND MANAGEMENT

Mr. Ned Dau, Vice President of STI Capital Management, N.A., has managed the International Equity Fund since May, 1997. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997, and the Principal Financial Group from 1992 to 1995.

28

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the International Equity Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited by
                     , independent public accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                                          1996(1)
Net Asset Value, Beginning of Period                                                                $  10.00
Net Investment Income (Loss)                                                                        $   0.05
Realized and Unrealized Net Gains (Losses) on Investments                                           $   1.35
Distributions from Net Investment Income                                                                  --
Distributions from Realized Capital Gains                                                                 --
Net Asset Value, End of Period                                                                      $  11.40
Total Return                                                                                           14.00%+
Net Assets End of Period (000)                                                                      $213,306
Ratio of Expenses to Average Net Assets                                                                 1.46%*
Ratio of Net Investment Income (Loss) to Average Net Assets                                             1.36%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)                          1.65%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers and Reimbursements)      1.17%*
Portfolio Turnover Rate                                                                                  113%

* Annualized.
+ Cumulative since commencement of operations.
(1) Commenced operations on December 1, 1995.

29

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the International Equity Fund.

SHAREHOLDER TRANSACTION EXPENSES             None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          1.06%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers(2)          .40%

Total Fund Operating Expenses After         1.46%
Fee Waivers and Reimbursements(3)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.25% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.65%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------
--------------------------------------------------------------------
You would pay the following expenses on a $1,000,    $15       $46       $80       $175
 assuming (1) a 5% annual return; and (2)
 redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

30

EMERGING MARKETS EQUITY FUND

OBJECTIVE

The Emerging Markets Equity Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies located in emerging markets that appear undervalued relative to their global peers.

PORTFOLIO INVESTMENTS

The Fund primarily invests in equity securities of foreign issuers located in emerging market countries, including:

    - common stocks;

    - preferred stocks;

    - warrants;

    - options; and

    - securities convertible into, or exchangeable for, common stock.

Normally, the Fund invests at least 65% of its assets in equity securities of foreign issuers located in emerging market countries. The Fund defines an emerging market country as a country whose economy and market are considered to be emerging or developing by the World Bank or the United Nations.

The Fund may also invest in:

    - bonds and debentures issued by non-U.S. or U.S. companies, including those rated below BBB by S&P or below Baa by Moody's, or securities not rated by S&P or Moody's.

    - foreign government securities or U.S. government obligations;

    - mortgage-backed securities;

    - foreign and U.S. commercial paper; and

    - short-term obligations.

RISK CONSIDERATIONS

The Emerging Markets Equity Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Hedging Risk; and

- Foreign Security Risks.

31

For a description of these risks, please see "RISK CONSIDERATIONS" on page 21.

FUND MANAGEMENT

Mr. Ned Dau, Vice President of STI Capital Management, N.A., has managed the International Equity Fund since May, 1997. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997, and the Principal Financial Group from 1992 to 1995.

32

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Emerging Markets Equity Fund. The unaudited financial highlights are for the Fund for the periods from inception through May 31, 1997.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                                          1996(1)
Net Asset Value, Beginning of Period                                                                $ 10.00
Net Investment Income (Loss)                                                                        $  0.04
Net Realized and Unrealized Gains on Investments                                                    $  0.75
Distributions from Net Investment Income                                                            $  0.00
Net Asset Value, End of Period                                                                      $ 10.79
Total Return                                                                                           7.90%*
Net Assets End of Period (000)                                                                      $39,495
Ratio of Expenses to Average Net Assets                                                                1.55%**
Ratio of Net Investment Income to Average Net Assets                                                   1.37%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Contributions)                          2.05%**
Ratio of Net Investment Income to Average Net Assets (Excluding Waivers and Contributions)             0.87%**
Portfolio Turnover Rate                                                                                  24%
Average Commission Rate (A)                                                                           0.0019

 * Return is for the period indicated and has not been annualized.
** Annualized.
(A) Average commission rate paid per share for the security purchases and sales during the period.
(1) Commenced operations on January 31, 1997.

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Emerging Markets Equity Fund.

33

TRUST SHARES

SHAREHOLDER TRANSACTION EXPENSES             None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          1.15%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers(2)          .40%

Total Fund Operating Expenses After         1.55%
Fee Waivers and Contributions(3)

(1)1ABSENT VOLUNTARY WAIVERS AND CONTRIBUTIONS, INVESTMENT ADVISORY FEES WOULD BE 1.30% OF AVERAGE NET ASSETS.

(2)OTHER FUND EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.80%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                                             1 YEAR       3 YEARS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual return; and (2)         $      16    $      49
 redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

34

THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

RISK CONSIDERATIONS

                                 TYPE OF RISK                                        FUNDS SUBJECT TO RISK
FUND RISK -- The possibility that the Fund's performance during a specific       All Funds
 period may not meet, or exceed that of the market as a whole.
MARKET RISK -- The possibility that stock prices in general will decline over    All Funds
 short, or even extended, periods of time. This is because stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.
SMALL ISSUER RISK -- Small and medium capitalization companies may be more       Small Cap Equity Fund
 vulnerable than larger, more established organizations to adverse business or   Mid-Cap Equity Fund
 economic developments. In particular, small capitalization companies may have limited product lines, markets and financial resources and may be dependent upon a relatively small management group. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.
INTEREST RATE RISK -- The potential for a decline in the price of fixed-income   Balanced Fund
 securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.
CREDIT RISK -- The possibility that an issuer will be unable to make timely      Capital Growth Fund
 payments of either principal or interest.                                       Value Income Stock Fund
                                                                                 Mid-Cap Equity Fund
                                                                                 Balanced Fund
                                                                                 Sunbelt Equity Fund
                                                                                 International Equity Fund
                                                                                 Emerging Markets Equity Fund
CALL RISK -- The possibility that securities with high interest rates will be    Balanced Fund
 prepaid (or "called") by the issuer, prior to maturity, during periods of falling interest rates. This would require the Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.
EVENT RISK -- The possibility that corporate fixed-income securities may suffer  Balanced Fund substantial declines in credit quality and market value due to corporate restructurings. While event risk may be high for certain corporate securities held by the Fund, event risk overall should be low because of the Fund's diversified holdings.
GEOGRAPHIC RISK -- The risk that a Fund's concentration of investments in        Sunbelt Equity Fund
 securities of issuers located in a single state or geographic region subject the Fund to economic conditions and government policies of that state or region that could adversely affect the value of the Fund.
PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed securities     Balanced Fund
 may be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all, or part, of any premium paid.

35


                                 TYPE OF RISK                                        FUNDS SUBJECT TO RISK
HEDGING RISK -- There are risks associated with hedging activities, including:   Value Income Fund
-  The success of a hedging strategy may depend on an ability to predict         Small Cap Equity Fund
   movements in the prices of individual securities, fluctuations in markets,    Balanced Fund
   and movements in interest rates;                                              Sunbelt Equity Fund
-  There may be an imperfect, or no correlation, between the changes in market   International Equity Index
   value of the securities held by the Fund and the prices of futures and        Fund
   options on futures;                                                           International Equity Fund
-  There may not be a liquid secondary market for a futures contract or option;  Emerging Markets Equity Fund
-  Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.
HIGH-YIELD, LOWER RATED BONDS -- There are risks associated with investing in    Capital Growth Fund
 high-yield securities, including:                                               Value Income Stock Fund
-  High-yield, lower rated bonds ("junk bonds") involve greater risk of default  Mid-Cap Equity Fund
   or price declines than investments in investment grade securities (e.g.,      Sunbelt Equity Fund
   securities rated BBB or higher by S&P or Baa or higher by Moody's) due to     International Equity Fund
   changes in the issuer's creditworthiness.                                     Emerging Markets Equity Fund
-  The market for high risk, high-yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market value either to meet redemption requests or in response to changes in the economy or the financial markets.
-  Market prices for high risk, high-yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high-yield securities may move independently of interest rates and the overall bond market.
-  The market for high risk, high-yield securities may be adversely affected by legislative and regulatory developments.
FOREIGN SECURITY RISKS -- There are risks associated with international          Capital Growth Fund
 investing, including:                                                           Value Income Stock Fund
CURRENCY RISK -- The possibility that changes in foreign exchange rates will     Mid-Cap Equity Fund
 affect, favorably or unfavorably, the value of foreign securities.              International Equity Fund
VOLATILITY -- Investments in foreign stock markets can be more volatile than     International Equity Index
 investments in U.S. markets. Diplomatic, political, or economic developments    Fund
 could affect investments in foreign countries.                                  Emerging Markets Equity Fund
EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.
FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.
REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S.
 banks and U.S., domestic issuers. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the U.S.

36

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUNDS

The International Equity, Value Income Stock, Small Cap Equity, Sunbelt Equity Fund, and Emerging Markets Funds are each the successor to collective investment funds. These Funds were previously managed by STI Capital Management, Inc. and Trusco Capital Management, Inc. A substantial portion of the assets of those collective investment funds was transferred to these Funds when each Fund started operating. Total return, a type of performance calculation, for the predecessor collective investment funds, is presented below. You may find this performance information helpful because the collective investment funds were managed using virtually the same investment objectives, policies, and restrictions as those used by each of these Funds.
TOTAL RETURN

The total return of a fund refers to the average compounded rate of return on a hypothetical investment. This includes any sales charge imposed for designated time periods, such as the period from which a fund started operating through a specified date. When we compute total return, we assume that your entire investment is redeemed at the end of each period and that you reinvest all income dividends and capital gains distributions.

Please keep in mind that performance information, such as total return, is not necessarily indicative of the future performance of each Fund. Also, the predecessor collective investment funds were not subject to certain investment limitations imposed on mutual funds. If these had been imposed, a collective investment fund's performance may have been adversely affected. The predecessor collective investment funds did not incur expenses that correspond to the advisory, administrative, and other fees to which each Fund is now subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the corresponding Fund, as disclosed in the Prospectus at the time the Fund started operating. This adjustment reduced the actual performance of the collective investment funds.

The average annual total returns (adjusted to reflect current Fund expenses, net of voluntary waivers, and reimbursements) for the following periods:

                                                      FIVE    TEN      SINCE
                                          ONE YEAR   YEARS   YEARS   INCEPTION
                                          ---------  ------  ------  ---------
International Equity Collective Fund         N/A      N/A     N/A     27.50%
                                                                     (2/1/95-
                                                                     11/30/95)
Value Income Stock Collective Fund         15.14%     N/A     N/A     14.93%
                                           (ending                   (10/1/89-
                                          12/31/92)                  12/31/92)
Sunbelt Equity Collective Fund             17.72%    20.71%  15.89%   16.74%
                                           (ending                   (12/1/80-
                                          12/31/93)                  12/31/93)

                                                                  SINCE
                                          ONE YEAR   TWO YEARS  INCEPTION
                                           (ENDING    (ENDING   (9/1/94-
                                          12/31/96)  12/31/96)  12/31/96)
                                          ---------  ---------  ---------
Small Cap Equity Collective Fund           30.77%     30.37%     25.80%
Emerging Markets Equity Collective Fund    13.71%

The average annual total returns for the Funds (net of voluntary waivers and reimbursements) for the following periods:

                                                       THREE
                                          ONE YEAR     YEARS
                                           (ENDING    (ENDING     SINCE
                                          5/31/96)   5/31/96)   INCEPTION
                                          ---------  ---------  ---------
International Equity Fund*                   N/A        N/A      12.31%
                                                                (  /  /96-
                                                                5/31/96)
Value Income Stock Fund**                  22.62%     16.73%     17.08%
                                                                (2/17/93-
                                                                5/31/96)
Sunbelt Equity Fund***                     37.21%       N/A      14.06%
                                                                (1/4/94-
                                                                5/31/96)
Small Cap Equity Fund                                           (  /  /  -
                                                                5/31/96)

---------------
  * Commenced operations on December 1, 1995
 ** Commenced operations on February 12, 1993
*** Commenced operations on January 3, 1994

37

PURCHASING FUND SHARES

WHO MAY BUY TRUST SHARES OF THE FUNDS

Individuals generally may not purchase Trust Shares directly. Instead, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for accounts for which they act as fiduciary, agent, investment advisor, or custodian. As a result, you as a customer of a financial institution, may own Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Share will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote the Trust Shares.

HOW TO BUY FUND SHARES

Trust Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day). Your price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. The NAV is determined once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). Thus, to receive the current Business Day's NAV, purchase orders must be received before 4:00 p.m. Eastern time.

Trust Shares are sold without a sales charge. Certain financial institutions may, however, charge for services provided in connection with the purchase of Trust Shares. Financial institutions may also impose an earlier cutoff time for a purchase order to become effective on the same day. This allows the financial institution time to process your order and transmit it to the Transfer Agent.

 THE TRUST RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER WHEN THE DISTRIBUTOR DETERMINES THAT ACCEPTING THE ORDER WOULD NOT BE IN THE BEST INTERESTS OF THE TRUST AND/OR SHAREHOLDERS.

REDEEMING FUND SHARES

HOW TO SELL YOUR SHARES

Redemption requests should be sent to the Transfer Agent by the financial institution that is the record owner. Your financial institution will provide you with information about how to request redemption of Trust Shares held in your account with them. If you have any questions about these procedures, you should contact your financial institution directly. Redemption requests must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV. The Trust reserves the right to wire redemption proceeds within five Business Days of the Transfer Agent receiving the redemption request if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

REDEMPTIONS IN KIND

The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders in the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever

38
actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.

 TELEPHONE REDEMPTION AND EXCHANGE TRANSACTIONS ARE EXTREMELY CONVENIENT, BUT NOT WITHOUT RISK. TO TRY TO KEEP YOUR TELEPHONE TRANSACTIONS AS SAFE, SECURE, AND RISK FREE AS POSSIBLE, THE TRUST HAS DEVELOPED CERTAIN SAFEGUARDS AND PROCEDURES FOR DETERMINING THE IDENTITY OF CALLERS AND AUTHENTICITY OF INSTRUCTIONS. AS A RESULT, NEITHER THE TRUST NOR ITS TRANSFER AGENT WILL BE RESPONSIBLE FOR ANY LOSS, LIABILITY, COST, OR EXPENSE FOR ACTING UPON TELEPHONE OR WIRE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. IF YOU CHOOSE TO MAKE TELEPHONE TRANSACTIONS, YOU WILL GENERALLY BEAR THE RISK OF ANY LOSS.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are declared and paid quarterly by each of the Funds, except the International Equity Index Fund, International Equity Fund, and Emerging Markets Equity Fund. These Funds declare and pay income dividends annually. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

The following summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

Each sale, exchange or redemption of Fund Shares is a taxable event to the Shareholder.

Each Fund will distribute substantially all of its income. The income dividends you receive from the Funds will be taxed as ordinary income whether you receive the dividends in cash or in additional shares.

Capital gains distributions will be taxed as long-term capital gains, regardless of how long you have held your Fund Shares. Some distributions paid in January may be taxable in the previous year. Corporations may be entitled to a dividends-received deduction for a portion of dividends they receive.

39

FOREIGN TAX CONSIDERATIONS

Shareholders of the International Equity Index, International Equity, and Emerging Markets Equity Funds may be entitled to a foreign tax deduction or credit.

STATE TAX CONSIDERATIONS

A portion of the distributions you receive may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax-exempt under state law. However, you should verify your tax liability with your tax advisor.

Please refer to the Statement of Additional Information (SAI) for more tax information.

STI CLASSIC FUNDS INFORMATION

THE TRUST

The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION

VOTING RIGHTS

Shareholders of record receive one vote for every full Fund Share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending on the nature of your account, have certain voting rights.

As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING

Shareholders of record will receive the Trust's unaudited financial information and audited financial statements, proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending on the nature of your account, receive all or a portion of this information directly form your financial institution.

SHAREHOLDER INQUIRIES

You may contact your financial institution's representative to obtain information on account statements, procedures, and other related information.

INVESTMENT ADVISORS

The Advisors make investment decisions for the assets of the Funds and continuously review, supervise, and administer their Fund's respective investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

40

STI Capital Management, N.A. (STI Capital) serves as the Advisor to the Capital Growth, Value Income, Small Cap Equity, Mid-Cap Equity, Balanced, International
Equity, and Emerging Markets Funds. As of             , STI Capital had
approximately $ billion in assets under management. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802.

Trusco Capital Management, Inc. (Trusco) serves as the Advisor to the Sunbelt
Equity Fund. As of             , Trusco had approximately $  billion in assets
under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

STI Capital and Trusco serve as joint advisors to the International Equity Index Fund.

The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets
of $  billion, as of        , 1997. SunTrust is one of the 20 largest banking
companies in the U.S. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of approximately
$  billion, as of        , 1997.

The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION

SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company (SEI), serves as each Fund's distributor under a Distribution Agreement. The Distributor receives no compensation for distribution services rendered to the Trust Shares of each Fund.

Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

Flex and Investor Shares are offered primarily to individual investors, and are described in a separate prospectus. Flex Shares are offered subject to a contingent deferred sales charge. Investor Shares are offered subject to a front-end sales charge. You may call 1-800-874-4770 to receive more information about Investor Shares or Flex Shares. It is possible that a financial institution may offer different classes of shares to its customers. As a result, the financial institution may receive different compensation with respect to different classes of shares.

ADMINISTRATION

SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                     FEE
--------------------------------------------  ---------
$1 - $1 billion                                  0.10%
over $1 billion to $5 billion                    0.07%
over $5 billion to $8 billion                    0.05%
over $8 billion to $10 billion                   0.045%
over $10 billion                                 0.04%

At times, the Administrator may voluntarily waive all or a portion of its administration fees.

41

                      INVESTMENT PRACTICES -- EQUITY FUNDS

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.


                                    CAPITAL VALUE   MID-CAP            SUNBELT  SMALL CAP  INTERNATIONAL                  EMERGING
                                    GROWTH  INCOME  EQUITY   BALANCED  EQUITY    EQUITY    EQUITY INDEX   INTERNATIONAL    MARKETS
       SECURITY OR PRACTICE          FUND    FUND    FUND      FUND     FUND      FUND         FUND        EQUITY FUND   EQUITY FUND
ADRs                                  X       X        X        X        --       X(8)         *(3)           X(3)            X
Bank Obligations                     X(9)    X(9)    X(9)       X       X(9)      X(9)           X              X             X
Borrowing                           (33 1/3%) (33 1/3%) (33 1/3%) (33 1/3%) (33 1/3%) (33 1/3%)   (33 1/3%)   (33 1/3%)   (33 1/3%)
Convertible Securities                X       X        X        X         X         X            X              X             X
Corporate Debt Securities           (35%)(2) (35%)(2) (35%)(2)  (60%)  (35%)(2)   *(9)          --          (35%)(2)      (35%)(7)
Forward Foreign Currency Contracts    --      --      --        --       --        --            X              X             X
Futures and Options on Futures        --      X       --        X       (20%)      --          (20%)            X             X
Illiquid Securities                 (15%)   (15%)    (15%)    (15%)     (15%)     (15%)        (15%)          (15%)         (15%)
Investment Company Shares           (10%)   (10%)(5)  (10%)   (10%)    (10%)(5) (10%)(5)     (10%)(5)       (10%)(5)        (10%)
Mortgage-Backed Securities            --      --      --     (25%)(1)    --        --           --             --             X
Options                               --      X       --        X        --         X            X            X(4)          X(4)
Pay-In-Kind Securities                X       --      --        X        --        --           --             --            --
Repurchase Agreements                X(9)    X(9)      X       X(9)     X(9)      X(9)           X            X(9)          X(9)
Securities Lending                  (33 1/3%) (33 1/3%) (33 1/3%) (33 1/3%) (33 1/3%) (33 1/3%)   (33 1/3%)   (33 1/3%)   (33 1/3%)
Securities of Foreign Issuers         --      --       X        X        --        --            X              X             X
Supranational Agency Obligations      --      --       X        X        --         X           --             --            --
Swaps, Caps, Floors and Collars       --      --      --        X        --        --           --             --            --
U.S. Treasury and Agency              X       X        X        X       X(9)      X(9)           X            X(9)            X
 Obligations
When Issued Securities                X       X        X        X         X         X            X              X             X
Zero Coupon Obligations               --      --      --        X        --        --           --             --            --

(1) Including up to 25% privately-issued mortgage-backed securities. The Balanced Fund may also purchase asset-backed securities without limitation.
(2) May invest up to 10% of its assets in debt securities rated below investment grade.
(3) May also invest in EDRs.
(4) Includes options on currencies.
(5) May purchase shares of money market mutual funds only for temporary or liquidity purposes.
(6) May purchase up to 25% rated BBB or Baa.
(7) May invest up to 20% of its assets in debt securities below investment grade.
(8) May invest up to 20% in unsponsored ADRs.
(9) For temporary or liquidity purposes.

42

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.

                                    CAPITAL VALUE   MID-CAP            SUNBELT  SMALL CAP  INTERNATIONAL                  EMERGING
                                    GROWTH  INCOME  EQUITY   BALANCED  EQUITY    EQUITY    EQUITY INDEX   INTERNATIONAL    MARKETS
      TEMPORARY INVESTMENTS          FUND    FUND    FUND      FUND     FUND      FUND         FUND        EQUITY FUND   EQUITY FUND
Cash                                  X       X        X        X         X         X            X              X             X
Money Market Investments              X       X        X        X         X         X            X              X             X
Short-Term Obligations                X       X        X        X         X         X            X              X             X


                                         EQUITY FUNDS FOR TEMPORARY OR LIQUIDITY PURPOSES.
                                    CAPITAL VALUE   MID-CAP            SUNBELT  SMALL CAP  INTERNATIONAL                  EMERGING
                                    GROWTH  INCOME  EQUITY   BALANCED  EQUITY    EQUITY    EQUITY INDEX   INTERNATIONAL    MARKETS
     INVESTMENT RESTRICTIONS         FUND    FUND    FUND      FUND     FUND      FUND         FUND        EQUITY FUND   EQUITY FUND
Securities of Any One Issuer(1)       5%      5%      5%        5%       5%        5%           5%             5%            5%
Outstanding Voting Securities of     10%     10%      10%      10%       10%       10%          10%            10%           10%
 Any One Issuer
Securities of Issuers in Any One     25%     25%      25%      25%       25%       25%          25%            25%           25%
 Industry(2)
Expected Annual Portfolio Turnover    %       %        %        %         %         %            %              %             %

(1) A Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.
(2) Additional information relating to industry classifications can be found in the SAI.

43

MORE ABOUT INVESTMENT PRACTICES

The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

AMERICAN DEPOSITARY RECEIPTS (ADRs) AND EUROPEAN DEPOSITARY RECEIPTS (EDRs) are securities, typically issued by a U.S. financial institution (or a non-U.S. financial institution in the case of an EDR) (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs and EDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.

ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing these debt.

BANK OBLIGATIONS are SHORT-TERM CORPORATE OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit (CDs), custodial receipts, and time deposits.

CONVERTIBLE SECURITIES are corporate securities that are exchangeable for a set number of another security at a prestated price. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

EQUITY SECURITIES include common and preferred stocks, warrants, rights to subscribe to common stock, and convertible securities and may be publicly or privately issued.

FORWARD FOREIGN CURRENCY CONTRACTS involve an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. The Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures

44
contract by only entering into futures contracts which are traded on national futures exchanges.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.

INVESTMENT COMPANY SHARES -- Shares of other mutual funds may be purchased by the Funds to the extent consistent with applicable law.

MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, short-term debt instruments, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, and SHORT-TERM CORPORATE OBLIGATIONS.

MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates. This can result in a loss of all, or part, of any premium paid.

REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that

45
receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

OBLIGATIONS OF SUPRANATIONAL ENTITIES -- Obligations of supranational entities are established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

OPTIONS -- All options written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying currency or security. With respect to put options written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

PAY-IN-KIND SECURITIES are bonds, or preferred stock, that pay interest or dividends in the form of additional bonds or preferred stock.

REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase.

A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

RESTRICTED SECURITIES are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.

SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporations, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risk considerations associated with foreign securities. (See "Foreign Securities
Risks" on page   .)

SHORT-TERM CORPORATE OBLIGATIONS are corporate obligations maturing in 397 days or less, including commercial paper and other short-term corporation obligations.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

46

SWAPS, CAPS, FLOORS, and COLLARS -- Swaps, caps, floors, and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS -- For temporary defensive purposes, the Funds may invest up to 100% of their assets in MONEY MARKET INSTRUMENTS and SHORT-TERM CORPORATE OBLIGATIONS or hold cash. To the extent that the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the instrumentality.

U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable, or floating, rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

WARRANTS are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

ZERO COUPON OBLIGATIONS are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS

           Trusco Capital Management, Inc.       50 Hurt Plaza
                                                 Suite 1400
                                                 Atlanta, GA 30303

           STI Capital Management, N.A.          P.O. Box 3808
                                                 Orlando, FL 32802

*          DISTRIBUTOR

           SEI Investments Distribution Co.      Oaks, PA 19456

*          ADMINISTRATOR

           SEI Fund Resources                    Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company            Federated Investors
                                                 Tower
                                                 Pittsburgh, PA
                                                 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                c/o STI Trust &
                                                 Investment
                                                 Operations, Inc.
                                                 303 Peachtree Street
                                                 N.E.
                                                 14th Floor
                                                 Atlanta, GA 30308

           The Bank of New York                  One Wall Street
           (International Equity Fund only)      New York, New York 10286

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP           1800 M Street, N.W.
                                                 Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

WHY INVEST IN MUTUAL FUNDS?

How you invest for your future is one of the most important decisions you will ever make. The investments you select today can make a big difference when it comes time to pay for your children's educations or for your own comfortable retirement. But with so many investments to choose from, it's hard to know where to start.

Mutual funds may be the answer. A mutual fund is an investment company that pools money from its shareholders and invests it in a variety of securities, including stocks, bonds and money market securities. When you become a shareholder, you own a proportionate share of the assets of the funds. The value of your shares increases or decreases in line with the performance of the investments in the fund. Many funds pay regular dividends that may be reinvested to purchase additional shares of the fund. This may help your investment to grow even faster.

BENEFITS OF MUTUAL FUNDS

There are many benefits to mutual fund investing. When you invest in individual stocks or bonds you are on your own. You must do the research. You choose the security. You time the purchase and, you decide when to sell. Perhaps you have a stockbroker to help you. Then, you pay the commission on each transaction.

With a mutual fund investment, you have a professional portfolio manager with the expertise and resources needed to choose investments that meet the objectives of the fund's investors. When you invest in individual securities, you alone bear the costs of investing. With a mutual fund investment, trading costs are shared by all fund investors. When you invest in individual securities, you need to purchase a wide range of securities to truly diversify your portfolio. With a mutual fund investment, you experience immediate diversification. With individual securities, it may be difficult to liquidate your investment. Mutual fund shares are easily sold at their current value.

ABOUT STI CLASSIC FUNDS

But, there are thousands of mutual funds to choose from. How do you know which to choose? The name you trust for your banking today can offer you the investment expertise you need to plan for your future.

STI Classic Funds offers you a wide range of investment strategies. Your money will be managed by professional portfolio managers with many years of investment experience in equity, fixed-income funds, and money market funds.

The STI Classic Funds are advised by STI Capital Management, N.A., Trusco Capital Management, Inc., SunTrust Bank, Atlanta, and SunTrust Bank, Chattanooga, N.A. These advisory units are affiliates of SunTrust Banks, Inc., a super-regional bank holding company with approximately $ billion in discretionary assets under management. Currently, these advisors collectively manage more than $ billion in equity and fixed-income mutual fund assets.

Additional information about the Funds is included in a Statement of Additional
Information dated            (the SAI). The SAI has been filed with the
Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR SEI INVESTMENTS DISTRIBUTION CO. (THE DISTRIBUTOR).

                                   PROSPECTUS

                               STI CLASSIC FUNDS

                                  TRUST SHARES

                           INVESTMENT GRADE BOND FUND
                        U.S. GOVERNMENT SECURITIES FUND
                 LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
                              SHORT-TERM BOND FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                     INVESTMENT GRADE TAX-EXEMPT BOND FUND
                          FLORIDA TAX-EXEMPT BOND FUND
                          GEORGIA TAX-EXEMPT BOND FUND
                         TENNESSEE TAX-EXEMPT BOND FUND
                        PRIME QUALITY MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND

                       Investment Advisors to the Funds:
                          STI CAPITAL MANAGEMENT, N.A.
                        TRUSCO CAPITAL MANAGEMENT, INC.
                             SUNTRUST BANK, ATLANTA
                        SUNTRUST BANK, CHATTANOOGA, N.A.
                                 (THE ADVISORS)

The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Trust Shares of the Fixed-Income Funds and Money Market Funds listed above. Please read this Prospectus, and keep it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISORS, OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS, INCLUDING SUNTRUST BANKS, INC. THE TRUST'S SHARES ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A CONSTANT VALUE OF $1.00 PER SHARE.

OCTOBER 1, 1997

2

ABOUT THE TRUST

STI Classic Funds is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. You may purchase shares in each non-Money Market Fund through three separate classes (Trust Shares, Investor Shares, and Flex Shares). You may purchase each Money Market Fund through two separate classes (Trust Shares and Investor Shares). The separate classes provide for variations in distribution and service fees, transfer agent fees, voting rights, and dividends. This Prospectus relates to the Trust Shares of the:

    Investment Grade Bond Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Investment Grade Tax-Exempt Bond Fund (the Fixed-Income Funds);

    Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, and Tennessee Tax-Exempt Bond Fund (the State Tax-Exempt Funds);

    Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, and Tax-Exempt Money Market Fund (the Money Market Funds).

ABOUT MONEY MARKET FUNDS

The Money Market Funds are governed by SEC Rules which impose certain quality, maturity, and diversification requirements. Each Fund's assets are valued using the amortized cost method, which enables a Money Market Fund to maintain a stable net asset value per share. All securities purchased by a Money Market Fund must have remaining maturities of 13 months or less.

3

                     FUND INFORMATION -- FIXED-INCOME FUNDS

INVESTMENT GRADE BOND FUND

OBJECTIVE

The Investment Grade Bond Fund seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in bonds, including debentures. The Fund invests only in investment grade obligations, including:

    - corporate debt obligations;

    - mortgage-backed securities;

    - asset-backed securities;

    - U.S. Government obligations;

    - custodial receipts;

    - foreign government securities;

    - obligations of supranational entities;

    - sponsored American Depositary Receipts (ADRs); and

    - short-term obligations.

It is anticipated that the Fund's average weighted maturity will range from four to ten years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Investment Grade Bond Fund is subject to the following types of risk:

- Fund Risk;
- Interest Rate Risk;
- Credit Risk;
- Call Risk;

- Event Risk;
- Prepayment Risk;
- Hedging Risk; and
- Foreign Security Risks.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

FUND MANAGEMENT

Mr. L. Earl Denney, CFA, has managed the Investment Grade Bond Fund since it began operating. He has been Senior Vice President of STI Capital Management, N.A. since 1983.

4

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Investment Grade Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited by
            , independent public accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED
 MAY 31,                                                 1996          1995          1994         1993(1)
Net Asset Value, Beginning of Period                 $     10.26         9.89         10.45          10.09
Net Investment Income (Loss)                         $      0.60         0.61          0.50           0.45
Realized and Unrealized Net Gains (Losses) on
 Investments                                         $     (0.19 )       0.37         (0.36  )        0.36
Distributions from Net Investment Income             $     (0.60 )      (0.61  )      (0.50  )       (0.45   )
Distributions from Realized Capital Gains                     --           --    $    (0.20  )          --
Net Asset Value, End of Period                       $     10.07        10.26          9.89          10.45
Total Return                                                4.02%       10.39%         1.17%          9.34%*
Net Assets End of Period (000)                       $   599,514      543,308       460,538        336,132
Ratio of Expenses to Average Net Assets                     0.75%        0.75%         0.75%          0.74%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                                 5.81%        6.22%         4.77%          5.14%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                                0.87%        0.88%         0.88%          0.87%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)          5.69%        6.09%         4.64%          5.01%*
Portfolio Turnover Rate                                      184%         238%          259%           299%

* Annualized.
 (1) Commenced operations on July 16, 1992.

5

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Investment Grade Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .63%
Waivers and Reimbursements(1)

Other Expenses                                 .12%

Total Fund Operating Expenses After            .75%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .74% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .86%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       8    $      24    $      42     $      93
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

6

U.S. GOVERNMENT SECURITIES FUND

OBJECTIVE

The U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in:

    - mortgage-backed securities issued or guaranteed by U.S. Government agencies such as the Government National Mortgage Association (GNMA), Fannie Mae, or the Federal Home Loan Mortgage Corporation (FHLMC); and

    - mortgage-backed securities consisting of CMOs and real estate mortgage investment conduits (REMICs) issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities or, issued by private issuers.

The average maturity of the Fund's portfolio will typically range from 7 to 14 years, which may impact the Fund's exposure to interest rate risk.

The Fund also may invest in:

    - U.S. Government obligations;

    - bank obligations;

    - short-term corporate obligations; and

    - repurchase agreements.

RISK CONSIDERATIONS

The U.S. Government Securities Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk; and

- Prepayment Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

FUND MANAGEMENT

Mr. Charles B. Leonard, CFA, First Vice President of Trusco Capital Management, Inc., and Michael L. Ford, an Associate of Trusco, have co-managed the U.S. Government Securities Fund since it began operating. Mr. Leonard, who has more than 25 years of investment experience, has been with Trusco since 1986 as the senior fixed income manager. Mr. Ford, who has more than 11 years of investment experience, has been with Trusco since April 1994. Prior to joining Trusco, he served as a senior securities analyst with Liberty Capital Advisors from 1992 to 1994 and has served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.

7

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the U.S. Government Securities Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been
audited by             , independent public accountants, whose report appears in
STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                               1996        1995(1)
Net Asset Value, Beginning of Period                                                   $    10.27         9.98
Net Investment Income (Loss)                                                           $     0.62         0.53
Realized and Unrealized Net Gains (Losses) on Investments                              $    (0.33 )       0.29
Distributions from Net Investment Income                                               $    (0.62 )      (0.53  )
Distributions from Realized Capital Gains                                              $    (0.03 )         --
Net Asset Value, End of Period                                                         $     9.91        10.27
Total Return                                                                                 2.77%        8.64%*+
Net Assets End of Period (000)                                                         $   10,277        3,291
Ratio of Expenses to Average Net Assets                                                      0.75%        0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets                                  6.05%        6.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)               1.25%        3.33%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                                             5.55%        4.09%
Portfolio Turnover Rate                                                                        83%          30%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on July 31, 1994.

8

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the U.S. Government Securities Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .16%
Waivers and Reimbursements(1)

Other Expenses                                 .59%

Total Fund Operating Expenses After            .75%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .74% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.33%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       8    $      24    $      42     $      93
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

9

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

OBJECTIVE

The Limited-Term Federal Mortgage Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in mortgage-backed securities issued or guaranteed by U.S. Government agencies, such as GNMA, Fannie Mae, or FHLMC. These securities typically have an average life of from one to five years.

The Fund also may invest in:

    - bank obligations;

    - asset-backed securities;

    - short-term corporate obligations;

    - U.S. Government obligations; and

    - repurchase agreements.

RISK CONSIDERATIONS

The Limited-Term Federal Mortgage Securities Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk; and

- Prepayment Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

FUND MANAGEMENT

Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA, have co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating. Mr. Denney has served as Senior Vice President of STI Capital Management, N.A. since 1983. Mr. West, a Vice President of STI Capital Management, N.A., has served as a fixed-income portfolio manager with STI since 1989.

10

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Limited-Term Federal Mortgage Securities Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by             , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                              1996        1995(1)
Net Asset Value, Beginning of Period                                                  $    10.11        10.00
Net Investment Income (Loss)                                                          $     0.62         0.58
Realized and Unrealized Net Gains (Losses) on Investments                             $    (0.14 )       0.13
Distributions from Net Investment Income                                              $    (0.60 )      (0.60  )
Distributions from Realized Capital Gains                                                     --           --
Net Asset Value, End of Period                                                        $     9.99        10.11
Total Return                                                                                4.84%        7.50%+
Net Assets End of Period (000)                                                        $   73,370       41,823
Ratio of Expenses to Average Net Assets                                                     0.65%        0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets                                 6.04%        6.43%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)              0.84%        0.93%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                                            5.85%        6.15%
Portfolio Turnover Rate                                                                       83%          68%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 7, 1994.

11

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Limited-Term Federal Mortgage Securities Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .43%
Waivers and Reimbursements(1)

Other Expenses                                 .22%

Total Fund Operating Expenses After            .65%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .87%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       8    $      24    $      42     $      93
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

12

SHORT-TERM BOND FUND

OBJECTIVE

The Short-Term Bond Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital primarily through investment in short- to intermediate-term investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in corporate and government bonds, including debentures. The Fund invests only in investment grade obligations, including:

    - debt obligations of U.S. and foreign corporations;

    - mortgage-backed securities;

    - asset-backed securities;

    - U.S. Government obligations; and

    - custodial receipts.

The Fund also may invest in investment grade municipal bonds and high quality municipal notes

    - where both principal and interest are backed by the full faith and credit of the United States; or

    - which are rated in the two highest rating categories.

The Fund intends to maintain a dollar-weighted average maturity of three years or less, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Short-Term Bond Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk;

- Prepayment Risk; and

- Foreign Security Risk.

For a description of these risks, see "RISK CONSIDERATIONS" on page 22.

FUND MANAGEMENT

Mr. David Yealy has managed the Short-Term Bond Fund since July, 1996. He joined Trusco Capital Management, Inc. in 1991, and currently serves as a Vice President.

13

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Short-Term Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited by
            , independent public accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,      1996         1995         1994        1993(1)
Net Asset Value, Beginning of Period                          $     9.98         9.79        10.01        10.00
Net Investment Income (Loss)                                  $     0.54         0.53         0.42         0.08
Realized and Unrealized Net Gains (Losses) on Investments     $    (0.10 )       0.19        (0.21 )       0.01
Distributions from Net Investment Income                      $    (0.54 )      (0.53 )      (0.42 )      (0.08  )
Distributions from Realized Capital Gains                     $    (0.02 )         --        (0.01 )         --
Net Asset Value, End of Period                                $     9.86         9.98         9.79        10.01
Total Return                                                        4.45%        7.60%        2.02%        4.45%*
Net Assets End of Period (000)                                $   91,156       60,952       34,772       25,334
Ratio of Expenses to Average Net Assets                             0.65%        0.65%        0.65%        0.64%*
Ratio of Net Investment Income (Loss) to Average Net Assets         5.39%        5.49%        4.15%        3.88%*
Ratio of Expenses to Average Net Assets (Excluding Waivers
 and Reimbursements)                                                0.81%        0.85%        0.85%        1.11%*
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers and Reimbursements)                             5.23%        5.29%        3.95%        3.41%*
Portfolio Turnover Rate                                              163%         200%          75%          64%

* Annualized.
 (1) Commenced operations on March 15, 1993.

14

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Short-Term Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .46%
Waiver and Reimbursements(1)

Other Expenses                                 .19%

Total Fund Operating Expenses After            .65%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .84%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       8    $      24    $      42     $      93
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

15

SHORT-TERM U.S. TREASURY SECURITIES FUND

OBJECTIVE

The Short-Term U.S. Treasury Securities Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital through investment exclusively in short-term U.S. Treasury securities.

PORTFOLIO INVESTMENTS

The Fund invests exclusively in obligations issued by the U.S. Treasury with remaining maturities of three years or less. The Fund will not invest in repurchase agreements.

Under normal market conditions, it is anticipated that the Fund's average maturity will range from one to two years, which may impact the Fund's exposure to interest rate risk.

RISK CONSIDERATIONS

The Short-Term U.S. Treasury Securities Fund is subject to the following types of risk:

    - Fund Risk; and

    - Interest Rate Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

FUND MANAGEMENT

Mr. David Yealy, has managed the Short-Term U.S. Treasury Securities Fund since July, 1996. He joined Trusco Capital Management, Inc. in 199 and currently serves as a Vice President.

16

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Short-Term U.S. Treasury Securities Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by                      , independent public accountants, whose
report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                  1996         1995         1994       1993(1)
Net Asset Value, Beginning of Period                                    $    9.93         9.82         9.98        10.00
Net Investment Income (Loss)                                            $    0.55         0.47         0.33         0.07
Realized and Unrealized Net Gains (Losses) on Investments               $   (0.09)        0.11        (0.11)       (0.02)
Distributions from Net Investment Income                                $   (0.55)       (0.47)       (0.33)       (0.07)
Distributions from Realized Capital Gains                                      --           --        (0.05)          --
Net Asset Value, End of Period                                          $    9.84         9.93         9.82         9.98
Total Return                                                                 4.73%        6.11%        2.17%        2.22%*
Net Assets End of Period (000)                                           $10,149       9,599       12,723       30,336
Ratio of Expenses to Average Net Assets                                      0.65 %       0.65 %       0.65 %       0.63 %*
Ratio of Net Investment Income (Loss) to Average Net Assets                  5.56 %       4.91 %       3.23 %       3.34 %+
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                             1.00 %       1.08 %       0.81 %       1.04 %*
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers and Reimbursements)                                      5.21 %       4.48 %       3.07 %       2.93 %
Portfolio Turnover Rate                                                        94 %         88 %        117 %         36 %

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on March 15, 1992.

17

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Short-Term U.S. Treasury Securities Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .22%
Waivers and Reimbursements(1)

Other Expenses                                 .43%

Total Fund Operating Expenses After            .65%
Fee Waivers and Reimbursements(1)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.08%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       7    $      21    $      36     $      81
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

18

INVESTMENT GRADE TAX-EXEMPT BOND FUND

OBJECTIVE

The Investment Grade Tax-Exempt Bond Fund seeks to provide as high a level of total return through federally tax-exempt current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade tax-exempt obligations.

PORTFOLIO INVESTMENTS

The Fund invests primarily in investment-grade municipal bonds and debentures issued by:

    - any of the fifty states;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

The Fund also may invest in notes, tax-exempt commercial paper, and variable rate demand obligations. These securities must be rated in the highest two ratings categories. The Fund will only acquire unrated securities that are of comparable quality.

At least 80% of the Fund's total assets are invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax. The Fund also may invest in investment grade taxable debt securities, repurchase agreements, and securities subject to the federal alternative minimum tax (up to a maximum 20% of its total assets).

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from four to ten years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Investment Grade Tax-Exempt Bond Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk; and

- Hedging Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

FUND MANAGEMENT

Mr. Ronald Schwartz, CFA, has managed the Investment Grade Tax-Exempt Bond Fund since the Fund began operations. He joined STI Capital Management, N.A. in 1988, and currently serves as a Senior Vice President.

19

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Investment Grade Tax-Exempt Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by             , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                  1996         1995         1994(1)
Net Asset Value, Beginning of Period                                     $     11.28        10.68         11.37
Net Investment Income (Loss)                                             $      0.45         0.46          0.22
Realized and Unrealized Net Gains (Losses) on Investments                $      0.19         0.60         (0.34  )
Distributions from Net Investment Income                                 $     (0.45 )      (0.46 )       (0.22  )
Distributions from Realized Capital Gains                                $     (0.37 )         --         (0.35  )
Net Asset Value, End of Period                                           $     11.10        11.28         10.68
Total Return                                                                    5.82%       10.21%        (1.10  )%+
Net Assets End of Period (000)                                           $   124,507       78,208        44,595
Ratio of Expenses to Average Net Assets                                         0.75%        0.75%         0.75%
Ratio of Net Investment Income (Loss) to Average Net Assets                     4.01%        4.34%         3.46%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                                0.89%        0.91%         0.95%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers and Reimbursements)                                                    3.87%        4.18%         3.26%*
Portfolio Turnover Rate                                                          514%         592%          432%

* Annualized.
 (1) Commenced operations on October 21, 1993.

20

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Investment Grade Tax-Exempt Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .61%
Waivers and Reimbursements(1)

Other Expenses                                 .14%

Total Fund Operating Expenses After            .75%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .74% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .88%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       8    $      24    $      42     $      93
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

21

                FUND INFORMATION -- STATE TAX-EXEMPT BOND FUNDS

FLORIDA TAX-EXEMPT BOND FUND

OBJECTIVE

The Florida Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Florida residents without undue investment risk.

PORTFOLIO INVESTMENTS

The Fund primarily invests in Florida municipal bonds and debentures. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax. The issuers of these securities can be located in:

    - Florida;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

Municipal bonds must be rated investment grade or better. The Fund also may invest in notes, tax-exempt commercial paper, and variable rate demand obligations. These securities must be rated in the two highest ratings categories. No more than 25% of the Fund's total assets will be invested in securities rated BBB by Standard & Poor's Corporation (S&P) or Baa by Moody's Investors Services, Inc. (Moody's). The Fund will only acquire unrated securities that are of comparable quality.

The Fund also may invest in investment grade taxable debt securities, repurchase agreements, and securities subject to the federal alternative minimum tax (up to a maximum 20% of its total assets).

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Florida Tax-Exempt Bond Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk;

- Geographic Risk; and

- Hedging Risk.

22

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

FUND MANAGEMENT

Mr. Ronald Schwartz, CFA, has managed the Florida Tax-Exempt Bond Fund since the Fund began operations. He joined STI Capital Management, N.A. in 1988, and currently serves as Senior Vice President.

23

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Florida Tax-Exempt Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited
by             , independent public accountants, whose report appears in STI
Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                    1996      1995      1994(1)
Net Asset Value, Beginning of Period                                         $ 10.18      9.75     10.00
Net Investment Income (Loss)                                                 $  0.46      0.44      0.13
Realized and Unrealized Net Gains (Losses) on Investments                    $ (0.07)     0.43     (0.25)
Distributions from Net Investment Income                                       (0.46)    (0.44)    (0.13)
Distributions from Realized Capital Gains                                    $ (0.05)       --        --
Net Asset Value, End of Period                                               $ 10.06     10.18      9.75
Total Return                                                                   3.87%      9.26%    (1.19)%+
Net Assets End of Period (000)                                               $30,790    10,118     3,192
Ratio of Expenses to Average Net Assets                                        0.65%      0.65%     0.65%*
Ratio of Net Investment Income (Loss) to Average Net Assets                    4.49%      4.63%     3.86%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                               0.88%      1.13%     1.12%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers and Reimbursements)                                                   4.26%      4.15%     3.39%*
Portfolio Turnover Rate                                                          63%       105%       53%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on January 25, 1994.

24

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Florida Tax-Exempt Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .38%
Waivers and Reimbursements(1)

Other Expenses                                 .27%

Total Fund Operating Expenses After            .65%
Fee Waivers and Reimbursements(2)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .92%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       7    $      21    $      36     $      81
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

25

GEORGIA TAX-EXEMPT BOND FUND

OBJECTIVE

The Georgia Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Georgia residents without undue investment risk.

PORTFOLIO INVESTMENTS

The Fund primarily invests in Georgia municipal bonds and debentures. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax and substantially exempt from State of Georgia income tax. The issuers of these securities can be located in:

    - Georgia;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

At least 80% of the Fund's total assets will be invested in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

Municipal securities must be rated investment grade or better. The Fund also may invest in notes, tax-exempt commercial paper, and variable rate demand obligations. These securities must be rated in the highest two ratings categories. No more than 25% of the Fund's assets may be invested in securities rated BBB by S&P or Baa by Moody's. The Fund will only acquire unrated securities that are of comparable quality.

The Fund may invest in commitments to purchase the above securities on a when-issued or delayed delivery basis, floating or variable rate securities, and may purchase municipal forwards, putable securities, medium term notes, and zero coupon securities. The Fund also may invest in investment grade taxable debt securities, repurchase agreements, and securities subject to the federal alternative minimum tax (up to a maximum of 20% of its total assets).

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Georgia Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and

    - Hedging Risk.

26

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

FUND MANAGEMENT

Ms. Gay Cash has managed the Georgia Tax-Exempt Bond Fund since it began operating. She has more than 16 years of investment experience and has served as a Vice President of SunTrust Bank, Atlanta since 1987.

27

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Georgia Tax-Exempt Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited
by                      , independent public accountants, whose report appears
in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                                   1996      1995     1994(1)
Net Asset Value, Beginning of Period                                                        $  9.63      9.42    10.00
Net Investment Income (Loss)                                                                $  0.43      0.42     0.14
Realized and Unrealized Net Gains (Losses) on Investments                                   $ (0.05)     0.21    (0.58)
Distributions from Net Investment Income                                                    $ (0.46)    (0.44)   (0.13)
Distributions from Realized Capital Gains                                                   $ (0.05)       --       --
Net Asset Value, End of Period                                                              $ 10.00     10.18     9.75
Total Return                                                                                   3.87%     9.26%   (1.19)%+
Net Assets End of Period (000)                                                              $30,790    10,118    3,192
Ratio of Expenses to Average Net Assets                                                        0.65%     0.65%    0.65%*
Ratio of Net Investment Income (Loss) to Average Net Assets                                    4.36%     4.56%    4.12%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)                 0.89%     0.98%    1.06%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                                               4.12%     4.23%    3.71%
Portfolio Turnover Rate                                                                          60%       25%      26%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on January 18, 1994.

28

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Georgia Tax-Exempt Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .37%
Waivers and Reimbursements(1)

Other Expenses                                 .28%

Total Fund Operating Expenses After            .65%
Fee Waivers and Reimbursements(1)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .93%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       7    $      21    $      36     $      81
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

29

TENNESSEE TAX-EXEMPT BOND FUND

OBJECTIVE

The Tennessee Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Tennessee residents without undue investment risk.

PORTFOLIO INVESTMENTS

The Fund primarily invests in Tennessee municipal bonds and debentures. The Fund intends to be fully invested in municipal securities the income on which is exempt from regular federal income tax and substantially exempt from State of Tennessee income tax. The issuers of these securities can be located in:

    - Tennessee;

    - District of Columbia;

    - Puerto Rico and other U.S. territories and possessions.

At least 80% of the Fund's total assets will be invested in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

Municipal securities must be rated investment grade or better. The Fund also may invest in notes, tax-exempt commercial paper, and variable rate demand obligations. These securities must be rated in the highest two ratings categories. No more than 25% of the Fund's assets may be invested in securities rated BBB by S&P or Baa by Moody's. The Fund will only acquire unrated securities that are of comparable quality.

The Fund also may invest in taxable debt securities, repurchase agreements, and securities subject to the federal alternative minimum tax (up to a maximum 20% of its total assets).

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Tennessee Tax-Exempt Bond Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk;

    - Call Risk;

    - Event Risk;

    - Geographic Risk; and

    - Hedging Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

30

FUND MANAGEMENT

Mr. Ronald Schwartz, CFA, has managed the Tennessee Tax-Exempt Bond Fund since the Fund began operating. He joined STI Capital in 1988, and currently serves as Vice President and Trust Investment Officer of SunTrust Bank, Chattanooga.

31

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Tennessee Tax-Exempt Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited
by             , independent public accountants, whose report appears in STI
Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                                   1996        1995        1994(1)
Net Asset Value, Beginning of Period                                                        $   9.50        9.22       10.00
Net Investment Income (Loss)                                                                $   0.43        0.44        0.12
Realized and Unrealized Net Gains (Losses) on Investments                                   $  (0.11)       0.28       (0.77)
Distributions from Net Investment Income                                                    $  (0.42)      (0.44)      (0.13)
Distributions from Realized Capital Gains                                                         --          --          --
Net Asset Value, End of Period                                                              $   9.40        9.50        9.22
Total Return                                                                                    3.43%       8.17%      (6.52)%+
Net Assets End of Period (000)                                                              $  1,828       1,664         594
Ratio of Expenses to Average Net Assets                                                         0.65%       0.65%       0.65%*
Ratio of Net Investment Income (Loss) to Average Net Assets                                     4.49%       4.90%       4.24%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)                  1.68%       2.65%       1.43%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                                                3.46%       2.90%       3.46%*
Portfolio Turnover Rate                                                                           41%         28%         13%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on January 27, 1994.

32

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Tennessee Tax-Exempt Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .00%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers(2)            .65%

Total Fund Operating Expenses After            .65%
Fee Waivers and Reimbursements(3)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE 1.05% OF AVERAGE NET ASSETS.

(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.68%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       7    $      21    $      36     $      81
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

33

                     FUND INFORMATION -- MONEY MARKET FUNDS

PRIME QUALITY MONEY MARKET FUND

OBJECTIVE

The Prime Quality Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments.

PORTFOLIO INVESTMENTS

The Fund invests in short-term, high quality instruments denominated in U.S. dollars, including:

    - U.S. Treasury obligations;

    - U.S. Government obligations;

    - commercial paper issued by domestic and foreign issuers;

    - obligations of U.S. commercial banks (including foreign branches of these banks), U.S. and London branches of foreign banks, or savings and loan and thrift institutions;

    - corporate obligations issued by companies with commercial paper rated in the highest short-term ratings category;

    - obligations of supranational entities rated in the highest short-term ratings category.

Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

The Prime Quality Money Market Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk; and

- Foreign Security Risks.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

34

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Prime Quality Money Market Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been
audited by             , independent public accountants, whose report appears in
STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                          1996         1995       1994      1993(1)
Net Asset Value, Beginning of Period                                              $     1.00       1.00       1.00       1.00
Net Investment Income (Loss)                                                      $     0.05       0.05       0.03       0.03
Realized and Unrealized Net Gains (Losses) on Investments                                 --         --         --         --
Distributions from Net Investment Income                                          $    (0.05)     (0.05)     (0.03)     (0.03)
Distributions from Realized Capital Gains                                                 --         --         --         --
Net Asset Value, End of Period                                                    $     1.00       1.00       1.00       1.00
Total Return                                                                            5.25%      4.79%      2.88%      2.92%*
Net Assets End of Period (000)                                                    $1,050,800    799,189    583,399    410,991
Ratio of Expenses to Average Net Assets                                                 0.58%      0.58%      0.58%      0.58%*
Ratio of Net Investment Income (Loss) to Average Net Assets                             5.11%      4.77%      2.86%      2.85%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)          0.78%      0.79%      0.79%      0.78%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers
 and Reimbursements)                                                                    4.91%      4.56%      2.65%      2.65%*

* Annualized.
 (1) Commenced operations on June 8, 1992.

35

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Prime Quality Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .50%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers(2)            .08%

Total Fund Operating Expenses After            .58%
Fee Waivers and Reimbursements(3)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY WAIVERS BY THE ADMINISTRATOR; OTHER EXPENSES WOULD BE .13% OF AVERAGE NET ASSETS.

(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .78%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       6    $      19    $      32     $      73
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

36

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

OBJECTIVE

The U.S. Government Securities Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve Book-Entry System (U.S. Treasury Obligations), securities of wholly-owned corporations of the U.S. Government that are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury obligations, and U.S. Government Subsidiary Corporation securities.

PORTFOLIO INVESTMENTS

The Fund invests exclusively in:

    - U.S. Treasury Obligations;

    - securities of wholly-owned corporations of the U.S. Government that are backed by the full faith and credit of the U.S. Government; and

    - repurchase agreements.

Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

The U.S. Government Securities Money Market Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk; and

    - Call Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

37

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the U.S. Government Securities Money Market Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by             , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY
 31,                                                         1996         1995         1994        1993(1)
Net Asset Value, Beginning of Period                     $      1.00         1.00         1.00         1.00
Net Investment Income (Loss)                             $      0.05         0.05         0.03         0.03
Realized and Unrealized Net Gains (Losses) on
 Investments                                                      --           --           --           --
Distributions from Net Investment Income                       (0.05 )      (0.05 )      (0.03 )      (0.03  )
Distributions from Realized Capital Gains                         --           --           --           --
Net Asset Value, End of Period                           $      1.00         1.00         1.00         1.00
Total Return                                                    5.14%        4.67%        2.77%        2.79%*
Net Assets End of Period (000)                           $   325,493      434,111      309,228      453,567
Ratio of Expenses to Average Net Assets                         0.61%        0.61%        0.61%        0.61%*
Ratio of Net Investment Income (Loss) to Average Net
 Assets                                                         5.02%        4.64%        2.69%        2.71%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                                    0.78%        0.80%        0.77%        1.78%*
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers and Reimbursements)                  4.85%        4.45%        2.53%        2.54%

* Annualized.
 (1) Commenced operations on June 8, 1992.

38

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the U.S. Government Securities Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .51%
Waivers and Reimbursements(1)

Other Expenses After Fee Waivers(2)            .10%

Total Fund Operating Expenses After            .61%
Fee Waivers and Reimbursements(1)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY WAIVERS BY THE ADMINISTRATOR, OTHER EXPENSES WOULD BE .13% OF AVERAGE NET ASSETS.

(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .78%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       6    $      20    $      34     $      76
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

39

TAX-EXEMPT MONEY MARKET FUND

OBJECTIVE

The Tax-Exempt Money Market Fund seeks to provide as high a level of current interest income exempt from regular federal income tax as is consistent with preservation of capital and liquidity.

PORTFOLIO INVESTMENTS

The Fund intends to be fully invested in securities the interest on which is exempt from regular federal income taxes. The Fund primarily invests in high quality short-term municipal obligations of issuers located in:

    - all fifty states;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories.

At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income taxes and not treated as a preference item for purposes of the federal alternative minimum tax.

The Fund also may invest in U.S. dollar denominated:

    - taxable money market instruments;

    - U.S. Government obligations;

    - repurchase agreements; and

    - securities subject to the federal alternative minimum tax (up to a maximum 20% of its total assets).

Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

The Tax-Exempt Money Market Fund is subject to the following types of risk:

    - Fund Risk;

    - Interest Rate Risk;

    - Credit Risk; and

    - Call Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 22.

40

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Trust Shares of the Tax-Exempt Money Market Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited
by             , independent public accountants, whose report appears in STI
Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                    1996        1995       1994     1993(1)
Net Asset Value, Beginning of Period                                         $   1.00       1.00       1.00      1.00
Net Investment Income (Loss)                                                 $   0.03       0.03       0.02      0.02
Realized and Unrealized Net Gains (Losses) on Investments                          --         --         --        --
Distributions from Net Investment Income                                     $  (0.03)     (0.03)     (0.02)    (0.02)
Distributions from Realized Capital Gains                                          --         --         --        --
Net Asset Value, End of Period                                               $   1.00       1.00       1.00      1.00
Total Return                                                                     3.28%      3.10%      2.08%     2.12%*
Net Assets End of Period (000)                                               $273,613    215,413    143,982    78,416
Ratio of Expenses to Average Net Assets                                          0.50%      0.45%      0.42%     0.41%*
Ratio of Net Investment Income (Loss) to Average Net Assets                      3.23%      3.12%      2.05%     2.07%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                                 0.68%      0.70%      0.71%     0.70%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers and Reimbursements)                                                     3.05%      2.87%      1.76%     1.78%*

* Annualized.
 (1) Commenced operations on June 8, 1992.

41

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Trust Shares of the Tax-Exempt Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES             None

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee           .47%
 Waivers and Reimbursements(1)

Other Expenses After Fee Waivers(2)          .13%

Total Fund Operating Expenses After          .60%
 Fee Waivers(3,4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .55% OF AVERAGE NET ASSETS.

(2)ABSENT WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE 1.03% OF AVERAGE NET ASSETS.

(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .68%. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

(4)TOTAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE                                                                        1 YEAR       3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual    $       6    $      19    $      33     $      75
 return; and (2) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

42

THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

THE INVESTMENT OBJECTIVES OF THE INVESTMENT GRADE BOND FUND, U.S. GOVERNMENT SECURITIES FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, SHORT-TERM BOND FUND, AND SHORT-TERM U.S. TREASURY SECURITIES FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT A SHAREHOLDER.

RISK CONSIDERATIONS


                                 TYPE OF RISK                                        FUNDS SUBJECT TO RISK
FUND RISK -- The possibility that the Fund's performance during a specific       All Funds
 period may not meet, or exceed, that of the market as a whole.
INTEREST RATE RISK -- The potential for a decline in the price of fixed-income   All Funds
 securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.
CREDIT RISK -- The possibility that an issuer will be unable to make timely      All Funds
 payments of either principal or interest.
CALL RISK -- The possibility that securities with high interest rates will be    All Funds
 prepaid (or "called") by the issuer, prior to maturity, during periods of falling interest rates.This would require the Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.
EVENT RISK -- The possibility that corporate fixed-income securities may suffer  All Funds substantial declines in credit quality and market value due to corporate restructurings. While event risk may be high for certain corporate securities held by the Fund, event risk overall should be low because of the Fund's diversified holdings.
GEOGRAPHIC RISK -- The risk that a Fund's concentration of investments in        State Tax-Exempt Funds
 securities of issuers located in a single state or geographic region subject the Fund to economic conditions and government policies of that state or region that could adversely affect the value of the Fund.
PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed securities     Investment Grade Bond Fund
 may be retired substantially earlier than their stated maturities or final      U.S. Government Securities
 distribution dates, resulting in a loss of all, or part, of any premium paid.   Fund
                                                                                 Short-Term Bond Fund
                                                                                 Limited-Term Federal Mortgage
                                                                                 Securities Fund
                                                                                 Short-Term Bond Fund
HEDGING RISK -- There are risks associated with hedging activities, including:   Investment Grade Bond Fund
-  The success of a hedging strategy may depend on an ability to predict         Short-Term Bond Fund
   movements in the prices of individual securities, fluctuations in markets,    Investment Grade Tax-Exempt
   and movements in interest rates;                                               Bond Fund
-  There may be an imperfect or no correlation between the changes in market     State Tax-Exempt Funds
   value of the securities held by the Fund and the prices of futures and options on futures;
-  There may not be a liquid secondary market for a futures contract or option;
-  Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

43


                                 TYPE OF RISK                                        FUNDS SUBJECT TO RISK
FOREIGN SECURITY RISKS -- There are risks associated with international          Investment Grade Bond Fund
 investing, including:                                                           Prime Quality Money Market
CURRENCY RISK -- The possibility that changes in foreign exchange rates will     Fund
 affect, favorably or unfavorably, the value of foreign securities.              Short-Term Bond Fund
VOLATILITY -- Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.
FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.
REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S.
 banks and U.S. domestic issuers. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the U.S.

PURCHASING FUND SHARES

WHO MAY BUY TRUST SHARES OF THE FUNDS

Individuals generally may not purchase Trust Shares directly. Instead, Trust Shares are sold to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for accounts for which they act as a fiduciary, agent, investment advisor or custodian. As a result, you as a customer of a financial institution may own Trust Shares through accounts maintained with financial institutions and potentially through the Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). Trust Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote the Trust Shares.

HOW TO BUY FUND SHARES

Trust Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day). However, you may not purchase or redeem shares of a Money Market Fund on days that the Federal Reserve is closed (Federal holidays).

    - MONEY MARKET FUNDS. Your price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Trust. The Trust expects the NAV of each Money Market Fund to remain constant at $1.00 per share. NAV for the Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets using the amortized cost method of valuing securities, (2) subtracting the

44

     liabilities, and (3) dividing that amount by the total number of shares of that class owned by shareholders. The NAV is determined once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). All money market funds are required to use the amortized cost valuation method, which is described in detail in the Statement of Additional Information (SAI).

     Your purchase order will be effective as of the Business Day it is received by the Transfer Agent. You will be eligible to receive dividends declared the same day if (1) the Transfer Agent receives the order (i) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or (ii) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and the U.S. Government Securities Money Market Fund; and (2) the Custodian receives federal funds (readily available funds) before 4:00 p.m. Eastern time on the same day. Otherwise your purchase order will be effective the next Business Day provided the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next Business Day.

    - NON-MONEY MARKET FUNDS. Your price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent. NAV for the non-Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. In determining the market value of a Fund's assets, the Trust may use a pricing service to provide market quotations or valuations for certain securities owned by a Fund. The NAV is determined once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). Thus, to receive the current Business Day's NAV, purchase orders must be received before 4:00 p.m. Eastern time.

Trust Shares are sold without a sales charge. Certain financial institutions may, however, charge for services provided in connection with the purchase of Trust Shares. Financial institutions may also impose an earlier cutoff time for a purchase order to become effective on the same day. This allows the financial institution time to process your order and transmit it to the Transfer Agent.

 THE TRUST RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER WHEN THE DISTRIBUTOR DETERMINES THAT ACCEPTING THE ORDER WOULD NOT BE IN THE BEST INTERESTS OF THE TRUST AND/OR SHAREHOLDERS.

REDEEMING FUND SHARES

HOW TO SELL YOUR SHARES

Redemption requests should be sent to the Transfer Agent by the financial institution that is the record owner. Your financial institution will provide you with information about how to request redemption of Trust Shares held in your account with them. If you have any questions about these procedures, you should contact your financial institution directly.

    - MONEY MARKET FUNDS. For Money Market Funds, a redemption request will be effective as of the Business Day it is received by the Trust's transfer agent (1) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or (2) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and the U.S. Government Securities Money Market Funds.

45

    - NON-MONEY MARKET FUNDS. Redemption requests for non-Money Market Funds must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV.

Requests received after these times will normally be executed the next Business Day. The Trust reserves the right to wire redemption proceeds within five Business Days of the Transfer Agent receiving the redemption request if, in the judgment of the Advisor, an earlier payment could adversely impact a Fund.

REDEMPTIONS IN KIND

The Trust intends to pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders in the Fund) the Trust reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage cost to sell the securities distributed to you.

 TELEPHONE REDEMPTION AND EXCHANGE TRANSACTIONS ARE EXTREMELY CONVENIENT, BUT NOT WITHOUT RISK. TO TRY AND KEEP YOUR TELEPHONE TRANSACTIONS AS SAFE, SECURE AND RISK FREE AS POSSIBLE, THE TRUST HAS DEVELOPED CERTAIN SAFEGUARDS AND PROCEDURES FOR ASCERTAINING THE IDENTITY OF CALLERS AND AUTHENTICITY OF INSTRUCTIONS. AS A RESULT, NEITHER THE TRUST NOR ITS TRANSFER AGENT WILL BE RESPONSIBLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE OR WIRE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. IF YOU CHOOSE TO MAKE TELEPHONE TRANSACTIONS, YOU WILL GENERALLY BEAR THE RISK OF ANY LOSS.

DIVIDENDS AND DISTRIBUTIONS

Income dividends of each Fund are declared daily and paid monthly. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.

You will receive dividends and distributions in the form of additional shares unless the you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their Shareholders. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

The following summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

46

TAX STATUS OF DISTRIBUTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO THE SHAREHOLDER. Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

Capital gains distributions will be taxed as long-term capital gains, regardless of how long you have held your Fund shares. Some distributions paid in January may be taxable in the previous year. Corporations may be entitled to a dividends-received deduction for a portion of dividends they receive.

TAX-EXEMPT DISTRIBUTIONS

The State Tax-Exempt Funds, the Tax-Exempt Money Market Fund, and the Investment Grade Tax-Exempt Bond Fund may pay exempt-interest dividends. Exempt-interest dividends are excludable from your gross income for federal income tax purposes, but may have alternative minimum tax consequences. Current federal tax laws limit the types and number of bonds that pay exempt interest. This may hinder a Fund's ability to pay exempt-interest dividends.

STATE TAX CONSIDERATIONS

A portion of the distributions you receive may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax exempt under state law. However, you should verify your tax liability with your tax advisor.

Please refer to the SAI for more tax information.

STI CLASSIC FUNDS INFORMATION

THE TRUST

The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION

VOTING RIGHTS

Shareholders of record receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. If you are a customer of a financial institution or intermediary, you may have certain voting rights depending on the nature of your account.

As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act requires the shareholders to elect Trustees. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

47

REPORTING

Shareholders of record, generally a financial institution or intermediary, will receive the Trust's unaudited financial information and audited financial statements, as well as proxy statements and other reports. If you are a customer of a financial institution, you may receive this information directly from the financial institution, depending on the nature of your account.

SHAREHOLDER INQUIRIES

You may contact your financial institution's representative to obtain information on account statements, procedures, and other related information.

INVESTMENT ADVISORS

The Advisors make investment decisions for the assets of the Funds they advise and continuously review, supervise, and administer their respective Fund's investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

Trusco Capital Management, Inc. serves as the Advisor to the Prime Quality Money Market, U.S. Government Securities Money Market, Tax-Exempt Money Market, Short-Term U.S. Treasury Securities, Short-Term Bond, and U.S. Government
Securities Funds. As of            , 1997, Trusco had approximately $    billion
in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

STI Capital Management, N.A. serves as the Advisor to the Limited-Term Federal Mortgage Securities, Investment Grade Bond, Investment Grade Tax-Exempt Bond,
and Florida Tax-Exempt Bond Funds. As of            , 1997, STI Capital had
approximately $    billion in assets under management. The principal business address of STI is P.O. Box 3808, Orlando, Florida 32802.

SunTrust Bank, Chattanooga, N.A. serves as the Advisor to the Tennessee
Tax-Exempt Bond Fund. As of            , 1997, SunTrust Bank, Chattanooga, N.A.
had approximately $    billion in assets under management. The principal
business address of SunTrust Bank, Chattanooga, N.A. is 736 Market Street, Chattanooga, Tennessee 37402.

SunTrust Bank, Atlanta serves as the Advisor to the Georgia Tax-Exempt Bond
Fund. As of            , 1997, SunTrust Bank, Atlanta had approximately $
billion in assets under management. The principal address for SunTrust Bank, Atlanta is 25 Park Place, Atlanta, Georgia 30303.

The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a southeastern regional bank holding company with
assets of $    billion, as of            , 1997. SunTrust is one of the 20
largest banking companies in the U.S. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management
of approximately $    billion, as of            , 1997.

The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

48

DISTRIBUTION

SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company (SEI), serves as each Fund's distributor under a Distribution Agreement. The Distributor receives no compensation for distribution services for the Trust Shares of each Fund.

Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services. Flex and Investor Shares are offered primarily to individual investors, and are described in a separate prospectus. Flex Shares are subject to a contingent deferred sales charge. Investor Shares are subject to a front-end sales charge. You may call 1-800-874-4770 to receive more information about Flex or Investor Shares. It is possible that a financial institution may offer different classes of shares to its customers. As a result, the financial institution may receive different compensation with respect to different classes of shares.

ADMINISTRATION

SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                     FEE
--------------------------------------------  ---------
$1 - $1 billion                                  0.10%
over $1 billion to $5 billion                    0.07%
over $5 billion to $8 billion                    0.05%
over $8 billion to $10 billion                   0.045%
over $10 billion                                 0.04%

At times, the Administrator may voluntarily waive all or a portion of its administration fees.

49

          INVESTMENT PRACTICES -- FIXED INCOME AND MONEY MARKET FUNDS

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.


                                                                                                      SHORT-TERM
                                                                         LIMITED-TERM                U.S. TREASURY  INVESTMENT GRADE
                                    INVESTMENT GRADE  U.S. GOVERNMENT  FEDERAL MORTGAGE  SHORT-TERM   SECURITIES    TAX-EXEMPT BOND
       SECURITY OR PRACTICE            BOND FUND      SECURITIES FUND  SECURITIES FUND   BOND FUND       FUND             FUND
ADRs                                       X                --                --             --           --               --
Asset-Backed Securities                    X                --                X              --           --               --
Bank Obligations                           --                X                X              --           --              X(1)
Borrowing                              (33 1/3%)         (33 1/3%)        (33 1/3%)      (33 1/3%)     (33 1/3%)       (33 1/3%)
Commercial Paper (Highest Quality)         --               --                X              --           --               --
Corporate Debt Obligations                X(7)             (35%)            (35%)            X            --             (20%)
 (Investment Grade)
Dollar Rolls                               --                X                X              --           --               --
Futures and Options on Futures             X                 *                *              *            --               X
Illiquid Securities                      (15%)             (15%)            (15%)          (15%)         (15%)           (15%)
Mortgage-Backed Securities                X(3)               X                X             X(4)          --               --
Municipal Securities                       --               --                --            X(7)          --              X(5)
Puts                                       X                 *                *              X             *               X
Repurchase Agreements                      *                 X                X              X            --             (20%)
Securities Lending                     (33 1/3%)         (33 1/3%)        (33 1/3%)      (33 1/3%)     (33 1/3%)       (33 1/3%)
Securities of Foreign Issuers              X                --                --             X            --               --
Standby Commitments                        X                --                --             X            --               X
Supranational Agency Obligations           X                --                --             X            --               --
Swaps, Caps, Floors and Collars            X                --                --             --           --               --
U.S. Treasury and Agency                   X                 X                X              X             X             (20%)
 Obligations
When-Issued Securities                     X                 X                X              X             X               X
Zero Coupon Obligations                    X                --                --             X            --               X

(1) For temporary, defensive purposes only.
(2) Including up to 20% taxable commercial paper.
(3) Including up to 35% privately-issued mortgage-backed securities.
(4) Including up to 25% privately-issued mortgage-backed securities.
(5) Fund must invest at least 65% of its assets in municipal securities. Of this 65%, 75% must be rated A or better.
(6) Includes only obligations issued by foreign branches of U.S. banks and by London branches of foreign banks.
(7) May purchase up to 25% rated BBB or Baa.

50

          INVESTMENT PRACTICES -- FIXED INCOME AND MONEY MARKET FUNDS

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.

                                                                                                       U.S. GOVERNMENT  TAX-EXEMPT
                                                     FLORIDA     GEORGIA    TENNESSEE   PRIME QUALITY    SECURITIES       MONEY
                                                    TAX-EXEMPT  TAX-EXEMPT  TAX-EXEMPT  MONEY MARKET    MONEY MARKET      MARKET
               SECURITY OR PRACTICE                 BOND FUND   BOND FUND   BOND FUND       FUND            FUND           FUND
ADRs                                                    --          --          --           --              --             --
Asset-Backed Securities                                 --          --          --           --              --             --
Bank Obligations                                       X(1)        X(1)        X(1)           X              --           (20%)
Borrowing                                           (33 1/3%)   (33 1/3%)   (33 1/3%)     (33 1/3%)       (33 1/3%)     (33 1/3%)
Commercial Paper (Highest Quality)                     X(1)        X(1)        X(1)           X              --            X(2)
Corporate Debt Obligations (Investment Grade)         (20%)       (20%)       (20%)          --              --             --
Dollar Rolls                                            --          --          --           --              --             --
Futures and Options on Futures                          X           X           X            --              --             --
Illiquid Securities                                   (15%)       (15%)       (15%)         (10%)           (10%)         (10%)
Mortgage-Backed Securities                              --          --          --           --              --             --
Municipal Securities                                  X(5,7)      X(5,7)      X(5,7)         --              --             X
Puts                                                    X           X           X            --              --             --
Repurchase Agreements                                 (20%)       (20%)       (20%)           X               X             X
Securities Lending                                  (33 1/3%)   (33 1/3%)   (33 1/3%)     (33 1/3%)       (33 1/3%)     (33 1/3%)
Securities of Foreign Issuers                           --          --          --        (25%)(6)           --             --
Standby Commitments                                     X           X           X             X              --             --
Supranational Agency Obligations                        --          --          --           --              --             --
Swaps, Caps, Floors and Collars                         --          --          --           --              --             --
U.S. Treasury and Agency Obligations                  (20%)       (20%)       (20%)           X               X           (20%)
When-Issued Securities                                  X           X           X         (33 1/3%)       (33 1/3%)     (33 1/3%)
Zero Coupon Obligations                                 X           X           --           --              --             --

(1) For temporary, defensive purposes only.
(2) Including up to 20% taxable commercial paper.
(3) Including up to 35% privately-issued mortgage-backed securities.
(4) Including up to 25% privately-issued mortgage-backed securities.
(5) Fund must invest at least 65% of its assets in municipal securities. Of this 65%, 75% must be rated A or better.
(6) Includes only obligations issued by foreign branches of U.S. banks and by London branches of foreign banks.
(7) May purchase up to 25% rated BBB or Baa.

51

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.

                                                                                                                        SHORT-TERM
                                                      INVESTMENT GRADE                     LIMITED-TERM                U.S. TREASURY
                                    INVESTMENT GRADE  TAX-EXEMPT BOND   U.S. GOVERNMENT  FEDERAL MORTGAGE  SHORT-TERM   SECURITIES
      TEMPORARY INVESTMENTS            BOND FUND            FUND        SECURITIES FUND  SECURITIES FUND   BOND FUND       FUND
Cash                                       X                 X                 X                X              X             X
Money Market Instruments                   X                 X                 X                X              X             X
Short-Term Obligations                     X                 X                 X                X              X             X


                                                                                                                        SHORT-TERM
                                                      INVESTMENT GRADE                     LIMITED-TERM                U.S. TREASURY
                                    INVESTMENT GRADE  TAX-EXEMPT BOND   U.S. GOVERNMENT  FEDERAL MORTGAGE  SHORT-TERM   SECURITIES
     INVESTMENT RESTRICTIONS           BOND FUND            FUND        SECURITIES FUND  SECURITIES FUND   BOND FUND       FUND
Securities of Any One Issuer(1)            5%                5%               5%                5%             5%           5%
Outstanding Voting Securities of          10%               10%               10%              10%            10%           10%
 Any One Issuer
Securities of Issuers in Any One          25%               25%               25%              25%            25%           25%
 Industry(2)
Expected Annual Portfolio Turnover         %                 %                 %                %              %             %

(1)A Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.
(2)Additional information relating to industry classifications can be found in the SAI.

                                                                                                                        SHORT-TERM
                                                      INVESTMENT GRADE                     LIMITED-TERM                U.S. TREASURY
                                    INVESTMENT GRADE  TAX-EXEMPT BOND   U.S. GOVERNMENT  FEDERAL MORTGAGE  SHORT-TERM   SECURITIES
      TEMPORARY INVESTMENTS            BOND FUND            FUND        SECURITIES FUND  SECURITIES FUND   BOND FUND       FUND
Cash                                       X                 X                 X                X              X             X
Money Market Instruments                   X                 X                 X                X              X             X
Short-Term Obligations                     X                 X                 X                X              X             X


                                                                                                                        SHORT-TERM
                                                      INVESTMENT GRADE                     LIMITED-TERM                U.S. TREASURY
                                    INVESTMENT GRADE  TAX-EXEMPT BOND   U.S. GOVERNMENT  FEDERAL MORTGAGE  SHORT-TERM   SECURITIES
      TEMPORARY INVESTMENTS            BOND FUND            FUND        SECURITIES FUND  SECURITIES FUND   BOND FUND       FUND
Securities of Any One Issuer               5%                5%               5%                5%             5%           5%
Outstanding Voting Securities of          10%               10%               10%              10%            10%           10%
 Any One Issuer
Securities of Issuers in Any One          25%               25%               25%              25%            25%           25%
 Industry
Expected Annual Portfolio Turnover         %                 %                 %                %              %             %

52

MORE ABOUT INVESTMENT PRACTICES

The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

AMERICAN DEPOSITARY RECEIPTS (ADRs) are securities, typically issued by a U.S. financial institution (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt.

BANK OBLIGATIONS are SHORT-TERM CORPORATE OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit (CDs), custodial receipts, and time deposits.

DOLLAR ROLLS are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

EQUITY SECURITIES include common and preferred stocks, warrants, rights to subscribe to common stock, and convertible securities and may be publicly or privately issued.

EURODOLLAR AND YANKEE BANK OBLIGATIONS are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the U.S. by foreign banks.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options, for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take)

53
an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.

INVESTMENT COMPANY SHARES -- Shares of other mutual funds may be purchased by the Funds to the extent consistent with applicable law.

LOAN PARTICIPATIONS are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, short-term debt instruments, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. Government Agencies, and SHORT-TERM CORPORATE OBLIGATIONS.

MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates. This can result in a loss of all, or part, of any premium paid.

REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

54

STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

MUNICIPAL FORWARDS are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date.

MUNICIPAL LEASE OBLIGATIONS are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES consist of :

    - Debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending these funds to other public institutions and facilities; and

    - Certain private activity and industrial development bonds issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

OBLIGATIONS OF SUPRANATIONAL ENTITIES -- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions judged to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

RESTRICTED SECURITIES are securities that may not be sold freely to the public without registering under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.

SECURITIES LENDING -- To generate additional income, a Fund may lend securities

55
which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporation, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risk considerations associated with foreign securities. (See "Foreign Securities
Risks" on page   .)

SHORT-TERM CORPORATE OBLIGATIONS are corporate obligations maturing in 397 days or less, including commercial paper and other short-term corporation obligations.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

TEMPORARY DEFENSIVE INVESTMENTS -- For temporary defensive purposes, the Funds may invest up to 100% of their assets in MONEY MARKET INSTRUMENTS and SHORT-TERM CORPORATE OBLIGATIONS or hold cash. To the extent that the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the instrumentality.

U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable, or floating, rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

ZERO COUPON OBLIGATIONS are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS

           Trusco Capital Management, Inc.       50 Hurt Plaza
                                                 Suite 1400
                                                 Atlanta, GA 30303

           STI Capital Management, N.A.          P.O. Box 3808
                                                 Orlando, FL 32802

           SunTrust Bank, Atlanta                25 Park Place
                                                 Atlanta, GA 30303

           SunTrust Bank, Chattanooga, N.A.      736 Market Street
                                                 Chattanooga, TN 37402

*          DISTRIBUTOR

           SEI Investments Distribution Co.      Oaks, PA 19456

*          ADMINISTRATOR

           SEI Fund Resources                    Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company            Federated Investors
                                                 Tower
                                                 Pittsburgh, PA
                                                 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                c/o STI Trust &
                                                 Investment
                                                 Operations, Inc.
                                                 303 Peachtree Street
                                                 N.E.
                                                 14th Floor
                                                 Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP           1800 M Street, N.W.
                                                 Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

WHY INVEST IN MUTUAL FUNDS?

How you invest for your future is one of the most important decisions you will ever make. The investments you select today can make a big difference when it comes time to pay for your children's educations or for your own comfortable retirement. But with so many investments to choose from, it's hard to know where to start.

Mutual funds may be the answer. A mutual fund is an investment company that pools money from its shareholders and invests it in a variety of securities, including stocks, bonds and money market securities. When you become a shareholder, you own a proportionate number of the funds. The value of your shares increases or decreases in line with the performance of the investments in the fund. Many funds pay regular dividends that may be reinvested to purchase additional shares of the fund. This may help your investment to grow even faster.

BENEFITS OF MUTUAL FUNDS

There are many benefits to mutual fund investing. When you invest in individual stocks or bonds you are on your own. You must do the research. You choose the security. You time the purchase and you decide when to sell. Perhaps you have a stockbroker to help you. Then, you pay the commission.

With a mutual fund investment, you have a professional portfolio manager with the expertise and resources needed to choose investments that meet the objectives of the fund's investors. When you invest in individual securities, you alone bear the costs of investing. With a mutual fund investment, trading costs are shared by all fund investors. When you invest in individual securities, you need to purchase a wide range of securities to truly diversify your portfolio. With a mutual fund investment, you experience immediate diversification. With individual securities, it may be difficult to liquidate your investment. Mutual fund shares are easily sold at their current value.

ABOUT STI CLASSIC FUNDS

But, there are thousands of mutual funds to choose from. How do you know which to choose? The name you trust for your banking today can offer you the investment expertise you need to plan for your future.

STI Classic Funds offers you a wide range of investment strategies. Your money will be managed by professional portfolio managers with many years of investment experience in equity, fixed-income, and money market funds.

The STI Classic Funds are advised by STI Capital Management, N.A., Trusco Capital Management, Inc., SunTrust Bank, Atlanta, and SunTrust Bank, Chattanooga, N.A. These advisory units are affiliates of SunTrust Banks, Inc., a super-regional bank holding company with approximately $ billion in discretionary assets under management. Currently, these advisors collectively manage more than $ billion in equity and fixed-income mutual fund assets.

Additional information about the Funds is included in a Statement of Additional
Information dated            , (the SAI). The SAI has been filed with the
Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or the annual or semi-annual report, without charge by calling 1-800-874-4770 or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR SEI INVESTMENTS DISTRIBUTION CO. (THE DISTRIBUTOR).

                                   PROSPECTUS

                               STI CLASSIC FUNDS

                        INVESTOR SHARES AND FLEX SHARES

                              CAPITAL GROWTH FUND
                            VALUE INCOME STOCK FUND
                             SMALL CAP EQUITY FUND
                              MID-CAP EQUITY FUND
                                 BALANCED FUND
                              SUNBELT EQUITY FUND
                        INTERNATIONAL EQUITY INDEX FUND
                           INTERNATIONAL EQUITY FUND

                       Investment Advisors to the Funds:
                          STI CAPITAL MANAGEMENT, N.A.
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE ADVISORS)

The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Investor Shares and Flex Shares of the Equity Funds listed above. Please read this Prospectus, and keep it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISORS, OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS, INCLUDING SUNTRUST BANKS, INC. THE TRUST'S SHARES ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

OCTOBER 1, 1997

2

ABOUT THE TRUST

STI Classic Funds is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. You may purchase shares in each non-Money Market Fund through three separate classes (Trust Shares, Investor Shares, and Flex Shares). The separate classes provide for variations in distribution and service fees, transfer agent fees, voting rights, and dividends. This Prospectus relates to the Investor Shares and Flex Shares of the Capital Growth Fund, Value Income Stock Fund, Small Cap Equity Fund, Mid-Cap Equity Fund, Balanced Fund, Sunbelt Equity Fund, International Equity Index Fund, and International Equity Fund (the Equity Funds).

3

                        FUND INFORMATION -- EQUITY FUNDS

CAPITAL GROWTH FUND

OBJECTIVE

Capital Growth Fund seeks to provide capital appreciation by investing primarily in a portfolio of common stocks, warrants, and securities convertible into common stock which, in its Advisor's opinion, are undervalued in the marketplace at the time of purchase.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of undervalued equity securities, including:

    - common stocks;

    - warrants; and

    - securities convertible into, or exchangeable for, common stock.

In addition, the Fund may invest in:

    - U.S. dollar denominated equity securities of foreign issuers, including sponsored ADRs that are traded on exchanges or listed on NASDAQ;

    - securities issued by money market mutual funds;

    - pay-in-kind securities; and

    - bonds, including bonds rated below BBB by Standard & Poor's Corporation (S&P) or below Baa by Moody's Investors Service, Inc. (Moody's), or unrated securities of comparable quality.

RISK CONSIDERATIONS

The Capital Growth Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Credit Risk;

- High-Yield Security Risk; and

- Foreign Security Risks.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 19.

FUND MANAGEMENT

Mr. Anthony Gray has managed the Capital Growth Fund since it began operating. He has more than 30 years of investment experience, and has served as Chairman and Chief Executive Officer of STI Capital Management, N.A. since 1979.

4

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Capital Growth Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been
audited by             , independent public accountants, whose report appears in
STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

                                                              1996               1995       1994        1993
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR        FLEX)      INVESTOR   INVESTOR   INVESTOR)
 ENDED MAY 31,                                        SHARES      SHARES(1      SHARES     SHARES    SHARES(2
Net Asset Value, Beginning of Period                $  12.17       12.20         11.98      11.93      10.00
Net Investment Income (Loss)                        $   0.03        0.02          0.09       0.09       0.06
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $   3.32        3.26          0.57       0.31       1.93
Distributions from Net Investment Income            $  (0.04)      (0.05)        (0.07)     (0.09)     (0.06)
Distributions from Realized Capital Gains           $  (0.59)      (0.59)        (0.40)     (0.26)        --
Net Asset Value, End of Period                      $  14.89       14.84         12.17      11.98      11.93
Total Return                                           28.18%      27.48%*        5.93%      3.26%     20.49%*
Net Assets End of Period (000)                      $191,078      10,969       160,875    170,795    131,858
Ratio of Expenses to Average Net Assets                 1.80%       2.27%*        1.80%      1.80%      1.80%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                             0.24%      (0.29%)*       0.73%      0.64%      0.81%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                            2.08%       2.68%*        2.10%      2.11%      2.06%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)     (0.04%)     (0.70%)*       0.43%      0.33%      0.55%*
Portfolio Turnover Rate                               156.46%     156.46%       127.79%    123.87%     95.02%

* Annualized.
(1) Commenced operations on June 1, 1995.
(2) Commenced operations on June 9, 1992.

5

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Capital Growth Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee         1.03%         1.03%
Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .52%          .76%
After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .25%          .48%

Total Fund Operating Expenses After        1.80%         2.27%
Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.15% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .68% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .25% FOR INVESTOR SHARES AND .53% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 2.08% FOR INVESTOR SHARES AND 2.68% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $55        $43       $92       $71       $131      $122      $241      $261
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "            ." Over the long-term, you may eventually pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

6

VALUE INCOME STOCK FUND

OBJECTIVE

Value Income Stock Fund seeks to provide current income with the secondary goal of achieving capital appreciation by investing primarily in equity securities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in companies that have a market capitalization of at least $500 million, including:

    - common stock issued by companies which have a history of paying regular dividends;

    - preferred stock; and

    - securities convertible into, or exchangeable for, common stock.

The Fund also may invest in:

    - U.S. dollar denominated equity securities of foreign issuers, including sponsored ADRs that are traded on exchanges or listed on NASDAQ;

    - debt securities, including corporate debt obligations rated below BBB by S&P or below Baa by Moody's, or not rated by S&P or Moody's but which are of comparable quality;

    - U.S. Treasury obligations;

    - futures and options; and

    - stock issued by companies with smaller market capitalizations.

RISK CONSIDERATIONS

The Value Income Stock Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Credit Risk;

- Hedging Risk;

- High-Yield Security Risk; and

- Foreign Security Risks.

For a description of these risks, see "RISK CONSIDERATIONS" on page 19.

FUND MANAGEMENT

Mr. Mills Riddick, CFA, is Senior Vice President, STI Capital Management, N.A. and has managed the Value Income Stock Fund since April, 1995. He has more than 15 years of investment experience, and has been a value portfolio manager at STI Capital Management since 1989.

7

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Value Income Stock Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by             , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                            1996              1995       1994       1993
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR      FLEX)     INVESTOR   INVESTOR   INVESTOR)
 ENDED MAY 31,                                       SHARES     SHARES(1    SHARES     SHARES     SHARES(2
Net Asset Value, Beginning of Period                $  11.58     11.59       10.52      10.23       9.73
Net Investment Income (Loss)                        $   0.30      0.26        0.28       0.26       0.09
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $   2.71      2.65        1.56       0.67       0.44
Distributions from Net Investment Income            $  (0.30)    (0.26)      (0.27)     (0.27)     (0.03)
Distributions from Realized Capital Gains           $  (1.16)    (1.16)      (0.51)     (0.37)        --
Net Asset Value, End of Period                      $  13.13     13.08       11.58      10.52      10.23
Total Return                                           27.39%    26.52%*     18.71%      9.27%     19.42%*
Net Assets End of Period (000)                      $130,597    26,298      92,256     60,589     24,779
Ratio of Expenses to Average Net Assets                 1.30%     2.00%*      1.30%      1.25%      1.15%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                             2.47%     1.72%*      2.80%      2.80%      4.51%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                            1.37%     2.15%*      1.41%      1.44%      1.63%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)      2.40%     1.57%*      2.69%      2.61%      4.04%*
Portfolio Turnover Rate                                  134%      134%        126%       149%        35%

* Annualized.
(1) Commenced operations on June 1, 1995.
(2) Commenced operations on February 17, 1993.

8

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Value Income Stock Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .80%          .80%
Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .28%          .86%
After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .22%          .34%

Total Fund Operating Expenses After        1.30%         2.00%
Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .80% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .33% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .24% FOR INVESTOR SHARES AND .35% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.37% FOR INVESTOR SHARES AND 2.15% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $50        $40       $77       $63       $106      $108      $188      $233
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "            ." Over the long-term, you may eventually pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

* Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

9

SMALL CAP EQUITY FUND

OBJECTIVE

The Small Cap Equity Fund seeks to provide capital appreciation with a secondary goal of achieving current income.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of equity securities of undervalued companies with market capitalizations under $1 billion, including:

    - common stock;

    - preferred stock;

    - warrants;

    - rights to subscribe to common stock; and

    - securities convertible into, or exchangeable for, common stock.

The Fund also may invest in:

    - equity securities of companies with larger market capitalizations;

    - investment grade fixed-income securities; and

    - options transactions (for hedging purposes only).

RISK CONSIDERATIONS

The Small Cap Equity Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Small Issuer Risk; and

- Hedging Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 19.

FUND MANAGEMENT

Brett Barner, CFA, is Vice President, STI Capital Management, N.A., and has managed the Small Cap Equity Fund since it began operating. He has more than ten years of investment experience, and has been a portfolio manager with STI since 1990.

10

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Flex Shares of the Small Cap Equity Fund.

            FLEX SHARES

SHAREHOLDER TRANSACTION EXPENSES           2.00%*

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee         1.00%
Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees          0.93%
After Reimbursements(2)

Other Expenses After Fee Waivers(3)        0.32%

Total Fund Operating Expenses After        2.25%
Fee Waivers and Reimbursements(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.15% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICE FEES WOULD 1.00%.

(3)OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

(4)ABSENT THE VOLUNTARY WAIVERS DESCRIBED ABOVE, THE ESTIMATED TOTAL OPERATING EXPENSES WOULD BE 2.47%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                                                             1 YEAR       3 YEARS
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming (1) a 5% annual return; (2) the         $      43    $      70
 imposition of the maximum front-end sales charge; and (3) redemption at the end of each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

11

MID-CAP EQUITY FUND

OBJECTIVE

The Mid-Cap Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stock of small to mid-sized companies with above-average growth of earnings. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of equity securities of small to mid-size companies (I.E., companies with market capitalizations of $500 million to $5 billion), including:

    - common stocks;

    - preferred stocks; and

    - securities convertible into, or exchangeable for, common stocks.

The Fund also may invest in:

    - U.S. dollar denominated equity securities of foreign issuers, including sponsored ADRs that are traded on exchanges or listed on NASDAQ;

    - bonds, including variable and floating rate instruments, rated B or better by S&P or Moody's; and

    - short-term obligations.

RISK CONSIDERATIONS

The Mid-Cap Equity Fund is subject to the following market risk:

- Fund Risk;

- Market Risk;

- Small Issuer Risk;
- Credit Risk;

- High-Yield Security Risks; and

- Foreign Security Risk;

For a description of these risks, please see "RISK CONSIDERATIONS" on page 19.

FUND MANAGEMENT

Mr. Elliott A. Perny has managed the Mid-Cap Equity Fund since October, 1996. He has more than 25 years of investment experience. Mr. Perny has served as Senior Executive Vice President of STI Capital Management, N.A. since September, 1992, and has served as a portfolio manager with STI since 1991.

12

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Mid-Cap Equity Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been
audited by                      , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

                                                           1996                1995          1994

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD     INVESTOR        FLEX       INVESTOR      INVESTOR
 ENDED MAY 31,                                     SHARES      SHARES(1)      SHARES      SHARES(2)
Net Asset Value, Beginning of Period             $   10.99        11.13          9.84        10.00
Net Investment Income (Loss)                     $    0.03           --          0.03         0.01
Realized and Unrealized Net Gains (Losses) on
 Investments                                     $    2.62         2.45          1.15        (0.17)
Distributions from Net Investment Income         $   (0.03)       (0.02)        (0.03)          --
Distributions from Realized Capital Gains        $   (0.87)       (0.87)           --           --
Net Asset Value, End of Period                   $   12.74        12.69         10.99         9.84
Total Return                                         24.93%       23.00%*       11.96%       (1.60%)
Net Assets End of Period (000)                   $  17,971        5,029         7,345        3,004
Ratio of Expenses to Average Net Assets               1.60%        2.20%*        1.60%        1.60%*
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                   0.25%       (0.37%)*       0.43%        0.74%*
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Reimbursements)               1.96%        3.04   %*      2.27%       4.60%*
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers and
 Reimbursements)                                     (0.11%)      (1.21   %)*     (0.24  )%     (2.26%)*
Portfolio Turnover Rate                             115.62%      115.62   %     65.63%        7.99%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 5, 1995.
 (2) Commenced operations on February 1, 1994.

13

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Mid-Cap Equity Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee         1.00%         1.00%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .40%          .46%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .20%          .74%

Total Fund Operating Expenses After        1.60%         2.20%
 Fee Waivers(4)

1ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.15% OF AVERAGE NET ASSETS.

2ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .43% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES..

3ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .38% FOR INVESTOR SHARES AND
 .89% FOR FLEX SHARES.

4ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.96% FOR INVESTOR SHARES AND 3.04% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $53        $42       $86       $69       $121      $118      $220      $253
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

14

BALANCED FUND

OBJECTIVE

The Balanced Fund seeks to provide capital appreciation and current income by investing in common and preferred stocks, warrants, securities convertible into common stock, and investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of:

    - common stocks;

    - preferred stocks;

    - warrants;

    - securities convertible into, or exchangeable for, common stocks;

    - investment grade fixed-income securities, including corporate debt obligations, asset-backed securities, U.S. Government obligations, foreign government securities, and obligations of supranational entities; and

    - mortgage-backed securities.

Normally, no more than 70% of the Fund's total assets will be invested in common stocks and other equity securities and at least 25% of the Fund's total assets will be invested in senior fixed-income securities. No more than 60% of the Fund's total assets will be invested in bonds and other fixed-income securities.

The Fund may also invest in:

    - U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs that are traded on exchanges or listed on NASDAQ); and

    - securities issued by investment companies.

The Fund may purchase mortgage-backed securities issued or guaranteed as to payment and interest by the U.S. Government, its agencies or instrumentalities.

RISK CONSIDERATIONS

The Balanced Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk;

- Prepayment Risk; and

- Hedging Risk.

15

For a description of these risks, please see "RISK CONSIDERATIONS" on page 19.

FUND MANAGEMENT

The Balanced Fund is co-managed by Anthony R. Gray (equity portion), and L. Earl Denney, CFA, (fixed income portion). Mr. Gray, Chairman and Chief Executive Officer of STI Capital Management, N.A., has more than 30 years of investment experience. Mr. Denney, Senior Vice President, STI Capital Management, N.A., has more than 17 years of experience.

16

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Balanced Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been audited by
            , independent public accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                             1996               1995        1994
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR       FLEX       INVESTOR    INVESTOR
 ENDED MAY 31,                                       SHARES     SHARES(1)      SHARES     SHARES(2)
Net Asset Value, Beginning of Period               $   10.30       10.36          9.79       10.00
Net Investment Income (Loss)                       $    0.30        0.24          0.28        0.03
Realized and Unrealized Net Gains (Losses) on
 Investments                                       $    1.41        1.29          0.51       (0.24)
Distributions from Net Investment Income           $   (0.30)      (0.25)        (0.28)         --
Distributions from Realized Capital Gains          $   (0.11)      (0.11)           --          --
Net Asset Value, End of Period                     $   11.60       11.53         10.30        9.79
Total Return                                           16.88%      15.58%*        8.29%      (2.10%)
Net Assets End of Period (000)                        $4,896       3,131         3,765       2,311
Ratio of Expenses to Average Net Assets                 1.25%       2.00%*        1.25%       1.25%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                             2.70%       1.85%*        3.17%       2.46%*
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Reimbursements)                 1.89%       2.97%*        1.80%       4.91%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and
 Reimbursements)                                        2.06%       0.88%*        2.62%      (1.20%)*
Portfolio Turnover Rate                               154.63%     154.63%       156.61%     105.65%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 14, 1995.
 (2) Commenced operations on January 4, 1994.

17

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Balanced Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .79%          .79%
Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .25%          .43%
After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .21%          .79%

Total Fund Operating Expenses After        1.25%         2.01%**
Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .95%OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .28% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .66% FOR INVESTOR SHARES AND 1.02% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.89% FOR INVESTOR SHARES AND 2.97% FOR FLEX SHARES.THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                   1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
                                                     SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $50        $40       $76       $63       $104      $108      $183      $234
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

**Total Expenses have been restated to reflect current expenses.

18

SUNBELT EQUITY FUND

OBJECTIVE

The Sunbelt Equity Fund seeks to provide capital appreciation by investing substantially all, and under normal market conditions at least 65%, of its assets in common stocks, preferred stocks, warrants, and securities convertible into common stock of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S. Current income will not be an important criterion of investment selection and any such income should be considered incidental.

PORTFOLIO INVESTMENTS

The Fund primarily invests in a diversified portfolio of equity securities of U.S. companies headquartered and/or conducting a substantial portion of their operations in the southern region of the U.S., including:

    - common stocks;

    - preferred stocks;

    - warrants; and

    - securities convertible into, or exchangeable for, common stock, including securities rated lower than investment grade.

Stocks chosen for the Fund are primarily of U.S. companies headquartered and/or operating in the following U.S. states:

- Texas

- Arkansas

- Alabama

- Mississippi

- Tennessee

- Kentucky

- Florida

- Virginia

- Georgia

- North Carolina

- South Carolina

- Louisiana

Because the Fund's investments are concentrated in this geographic area, the Fund will be greatly affected by the economic conditions of these states.

RISK CONSIDERATIONS

The Sunbelt Equity Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Credit Risk;

- Geographic Risk;

- Hedging Risk; and

- High-Yield Security Risk.

19

For a description of these risks, please see "RISK CONSIDERATIONS" on page 19.

FUND MANAGEMENT

Mr. James Foster has managed the Sunbelt Equity Fund since it began operating. He has served as Vice President of Trusco Capital Management, Inc. since 1989, and has more than 27 years of investment experience.

20

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Sunbelt Equity Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been
audited by                      independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                             1996                1995        1994
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR        FLEX       INVESTOR    INVESTOR
 ENDED MAY 31,                                       SHARES      SHARES(1)      SHARES     SHARES(2)
Net Asset Value, Beginning of Period                $    9.96       10.20          9.69       10.00
Net Investment Income (Loss)                        $   (0.11)      (0.07)        (0.05)      (0.02)
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $    4.30        4.04          0.36       (0.29)
Distributions from Net Investment Income            $      --          --            --          --
Distributions from Realized Capital Gains           $   (0.20)      (0.20)        (0.04)         --
Net Asset Value, End of Period                      $   13.95       13.97          9.96        9.69
Total Return                                            42.58%      39.86%*        3.20%      (3.10%)
Net Assets End of Period (000)                        $29,002       2,705        22,180      16,077
Ratio of Expenses to Average Net Assets                  1.60%       2.20%*        1.60%       1.60%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                             (0.79%)     (1.43%)*      (0.57%)     (0.63%)*
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Reimbursements)                  1.93%       3.62%*        1.98%       2.04%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and
 Reimbursements)                                        (1.12%)     (2.85%)*      (0.95%)     (1.07%)*
Portfolio Turnover Rate                                106.27%     106.27%        80.03%      21.42%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 5, 1995.
 (2) Commenced operations on January 4, 1994.

21

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Sunbelt Equity Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee         1.02%         1.02%
Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .40%          .16%
After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .18%         1.02%

Total Fund Operating Expenses After        1.60          2.20%
Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.15% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .43% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .35% FOR INVESTOR SHARES AND 1.47% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.93% FOR INVESTOR SHARES AND 3.62% FOR FLEX SHARES.THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                   1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
                                                     SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $53        $42       $86       $69       $121      $118      $220      $253
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

22

INTERNATIONAL EQUITY INDEX FUND

OBJECTIVE

The International Equity Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities included in the Gross Domestic Product Weighted Morgan Stanley Capital International Europe, Australasia and Far East Index (the MSCI EAFE-GDP Index or EAFE-GDP Index).(1)

PORTFOLIO INVESTMENTS

The Fund primarily invests in equity securities of companies headquartered, or based in, the approximately twenty foreign countries included in the EAFE-GDP Index, including:

    - common stocks;

    - preferred stocks;

    - warrants;

    - options; and

    - securities convertible into, or exchangeable for, common stock.

While the Fund is constructed to have overall investment characteristics similar to those of the EAFE-GDP Index, it selects a representative sample of securities in each country using a statistically-based optimization process.

The Fund expects that there will be a close correlation between it's performance and that of the EAFE-GDP Index. However, the Fund's ability to track the EAFE-GDP Index may be affected by, among other things, transaction costs, changes in either the composition of the Index, or number of shares outstanding for the component companies of the EAFE-GDP Index, and the timing and amount of purchases and redemptions.

RISK CONSIDERATIONS

The Inernational Equity Index Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Hedging Risk; and

- Foreign Security Risks.

For a description of these risks, please see "RISK CONSIDERATION" on page 19.

------------
(1) "MSCI EAFE-GDP Index" is a registered service mark of Morgan Stanley Capital International which does not sponsor, and is in no way affiliated with, the International Equity Index Fund.

23

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the International Equity Index Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by                      , independent public accountants, whose
report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                           1996            1995

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR    FLEX     INVESTOR
 ENDED MAY 31,                                       SHARES    SHARES(1) SHARES(2)
Net Asset Value, Beginning of Period                $ 10.20    10.24      10.00
Net Investment Income (Loss)                        $  0.05       --       0.05
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $  0.85     0.82       0.17
Distributions from Net Investment Income            $ (0.13)   (0.10)     (0.01)
Distributions from Realized Capital Gains           $ (0.09)   (0.09)     (0.01)
Net Asset Value, End of Period                      $ 10.88    10.87      10.20
Total Return                                           8.90%    8.32%+*    2.18%+
Net Assets End of Period (000)                      $ 5,597      917      3,960
Ratio of Expenses to Average Net Assets                1.45%    2.10%*     1.45%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                            0.48%   (0.24%)*    0.67%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                           2.06%    4.14%*     2.44%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)    (0.13%)  (2.28%)*  (0.32%)*
Portfolio Turnover Rate                               30.46%   30.46%     10.37%*

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 8, 1995.
 (2) Commenced operations on June 6, 1994.

24

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the International Equity Index Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .76%          .76%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .01%          .10%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .68%         1.24%

Total Fund Operating Expenses After        1.45%         2.10%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .90% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .38% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE 1.18% FOR INVESTOR SHARES AND 2.24% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 2.06% FOR INVESTOR SHARES AND 4.14% FOR FLEX SHARES.THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $52        $41       $82       $66       $114      $113      $205      $243
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

25

INTERNATIONAL EQUITY FUND

OBJECTIVE

The International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers.

PORTFOLIO INVESTMENTS

The Fund invests primarily in equity securities of foreign issuers, including:

    - common stocks;

    - preferred stocks;

    - warrants;

    - options; and

    - securities convertible into, or exchangeable for, common stock.

The Fund may also invest in:

    - bonds and debentures issued by non-U.S. and U.S. companies, including those rated below BBB by S&P or below Baa by Moody's, or securities not rated by S&P or Moody's that are of comparable quality;

    - securities issued or guaranteed by foreign or U.S. governments;

    - foreign and U.S. commercial paper; and

    - closed-end investment companies that invest in the securities of issuers in a single country or region.

The Fund will invest in the securities of foreign issuers of at least three different countries outside the United States. A foreign issuer:

    - is a company organized under the laws of a specific country;

    - principally trades its securities in a market or on an exchange in a specific foreign country; or

    - derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country or which has at least 50 percent of its assets situated in that country.

The Fund will invest primarily in developed countries (for example, Japan, Canada, and the United Kingdom). The Fund may also invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country as any country whose economy and market are considered to be emerging or developing by the World Bank or the United Nations.

26

RISK CONSIDERATIONS

The International Equity Fund is subject to the following types of risk:

- Fund Risk;

- Market Risk;

- Credit Risk;

- Hedging Risk;

- High-Yield Security Risk; and

- Foreign Security Risks;

For a description of these risks, please see "RISK CONSIDERATIONS" on page    .

FUND MANAGEMENT

Mr. Ned Dau, Vice President of STI Capital Management, N.A., has managed the International Equity Fund since May, 1997. Prior to joining STI, he was a senior international equity analyst for American Express Financial Advisors from 1996 to 1997, and the Principal Financial Group from 1992 to 1995.

27

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the International Equity Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by                      , independent public accountants, whose
report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                           1996

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR     FLEX
 ENDED MAY 31,                                      SHARES(1)  SHARES1
Net Asset Value, Beginning of Period                $ 10.44     10.44
Net Investment Income (Loss)                        $  0.04      0.02
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $  0.90      0.91
Distributions from Net Investment Income              --         --
Distributions from Realized Capital Gains             --         --
Net Asset Value, End of Period                      $ 11.38     11.37
Total Return                                           9.00%+    8.91%+
Net Assets End of Period (000)                      $ 3,448       953
Ratio of Expenses to Average Net Assets                1.81%*    2.51%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                            1.73%*    1.08%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                           3.14%*    5.86%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)     0.40%*  (2.27%)*
Portfolio Turnover Rate                              113.34%   113.34%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on January 2, 1996.

28

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee         1.06%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .00%          .00%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .75%          .75%

Total Fund Operating Expenses After        1.81%         2.51%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE 1.25% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .33 FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE 1.56% FOR INVESTOR SHARES AND 3.61% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 3.14% OF INVESTOR SHARES AND 5.86% OF FLEX SHARES.THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES(4)  SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $55        $45       $92       $78       $132      $134      $242      $285
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemp-tion at the end of each time
 period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

29

THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

RISK CONSIDERATIONS


                                 TYPE OF RISK                                        FUNDS SUBJECT TO RISK
FUND RISK -- The possibility that the Fund's performance during a specific       All Funds
 period may not meet or exceed that of the market as a whole.
MARKET RISK -- The possibility that stock prices in general will decline over    All Funds
 short, or even extended, periods of time. This is because stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline.
SMALL ISSUER RISK -- Small and medium capitalization companies may be more       Mid-Cap Equity Fund
 vulnerable than larger, more established organizations to adverse business or   Small Cap Equity Fund
 economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.
INTEREST RATE RISK -- The potential for a decline in the price of fixed income   Balanced Fund
 securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.
CREDIT RISK -- The possibility that an issuer will be unable to make timely      Capital Growth Fund
 payments of either principal or interest.                                       Value Income Stock Fund
                                                                                 Mid-Cap Equity Fund
                                                                                 Balanced Fund
                                                                                 Sunbelt Equity Fund
                                                                                 International Equity Fund
CALL RISK -- The possibility that securities with high interest rates will be    Balanced Fund
 prepaid (or "called") by the issuer prior to maturity during periods of falling interest rates. This would require the Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.
EVENT RISK -- The possibility that corporate fixed income securities may suffer  Balanced Fund substantial declines in credit quality and market value due to corporate restructurings. While event risk may be high for certain corporate securities held by the Fund, event risk in the aggregate should be low because of the
 Fund's diversified holdings.
GEOGRAPHIC RISK -- The risk that a Fund's concentration of investments in        Sunbelt Equity Fund
 securities of issuers located in a single state or geographic region subject the Fund to economic conditions and government policies of that state or region that could adversely affect the value of the Fund.
PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed securities     Balanced Fund
 may be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

30


                                 TYPE OF RISK                                        FUNDS SUBJECT TO RISK
HEDGING RISK -- There are risks associated with hedging activities, including:   Value Income Fund
-  The success of a hedging strategy may depend on an ability to predict         Small Cap Equity Fund
   movements in the prices of individual securities, fluctuations in markets,    Balanced Fund
   and movements in interest rates;                                              Sunbelt Equity Fund
-  There may be an imperfect or no correlation between the changes in market     International Equity Index
   value of the securities held by the Fund and the prices of futures and        Fund
   options on futures;                                                           International Equity Fund
-  There may not be a liquid secondary market for a futures contract or option;
-  Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.
HIGH-YIELD, LOWER RATED BONDS -- There are risks associated with investing in    Capital Growth Fund
 high-yield securities, including:                                               Value Income Stock Fund
-  High-yield, lower rated bonds ("junk bonds") involve greater risk of default  Mid-Cap Equity Fund
   or price declines than investments in investment grade securities (e.g.,      Sunbelt Equity Fund
   securities rated BBB or higher by S&P or Baa or higher by Moody's) due to     International Equity Fund
   changes in the issuer's creditworthiness.
-  The market for high risk, high-yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
-  Market prices for high risk, high-yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high-yield securities may move independently of interest rates and the overall bond market.
-  The market for high risk, high-yield securities may be adversely affected by legislative and regulatory developments.
FOREIGN SECURITY RISKS -- There are risks associated with international          Capital Growth Fund
 investing, including:                                                           Value Income Stock Fund
CURRENCY RISK -- The possibility that changes in foreign exchange rates will     Mid-Cap Equity Fund
 affect, favorably or unfavorably, the value of foreign securities.              International Equity Fund
VOLATILITY -- Investments in foreign stock markets can be more volatile than     International Equity Index
 investments in U.S. markets. Diplomatic, political, or economic developments    Fund
 could affect investments in foreign countries.
EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.
FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.
REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. Foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S.
 banks and U.S. domestic issuers. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S.

31

PERFORMANCE INFORMATION FOR PREDECESSOR COLLECTIVE FUNDS

The International Equity, Value Income Stock, Small Cap Equity, and Sunbelt Equity Funds are each the successor to collective investment funds. These Funds were previously managed by STI Capital Management, Inc. and Trusco Capital Management, Inc. A substantial portion of the assets of those collective investment funds was transferred to these Funds when each Fund started operating. Total return, a type of performance calculation, for the predecessor collective investment funds, is presented below. You may find this performance information helpful because the collective investment funds were managed using virtually the same investment objectives, policies, and restrictions as those used by each of these Funds.

TOTAL RETURN

The total return of a fund refers to the average compounded rate of return on a hypothetical investment. This includes any sales charge imposed for designated time periods, such as the period from which a fund started operating through a specified date. When we compute total return, we assume that your entire investment is redeemed at the end of each period and that you reinvest all income dividends and capital gains distributions.

Please keep in mind that performance information, such as total return, is not necessarily indicative of the future performance of each Fund. Also, the predecessor collective investment funds were not subject to certain investment limitations imposed on mutual funds. If these had been imposed, a collective investment fund's performance may have been adversely affected. The predecessor collective investment funds did not incur expenses that correspond to the advisory, administrative, and other fees to which each Fund is now subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the corresponding Fund, as disclosed in the Prospectus at the time the Fund started operating. This adjustment reduced the actual performance of the collective investment funds.

The average annual total returns (adjusted to reflect current Fund expenses, net of voluntary waivers, and reimbursements) for the following periods:

                                   FIVE                  SINCE
                      ONE YEAR     YEARS    TEN YEARS  INCEPTION
                      ---------  ---------  ---------  ---------
International Equity     N/A        N/A        N/A      27.50%
 Collective Fund                                       (2/1/95-
                                                       11/30/95)
Value Income Stock     15.14%       N/A        N/A      14.93%
 Collective Fund       (ending                         (10/1/89-
                      12/31/92)                        12/31/92)
Sunbelt Equity         17.72%     20.71%     15.89%     16.74%
 Collective Fund       (ending                         (12/1/80-
                      12/31/93)                        12/31/93)

                                            SINCE
                    ONE YEAR   TWO YEARS  INCEPTION
                     (ENDING    (ENDING   (9/1/94-
                    12/31/96)  12/31/96)  12/31/96)
                    ---------  ---------  ---------
Small Cap Equity     30.77%     30.37%     25.80%
 Collective Fund

The average annual total returns for the Funds (net of voluntary waivers and reimbursements) for the following periods:

                                   THREE
                      ONE YEAR     YEARS
                       (ENDING    (ENDING     SINCE
                      5/31/96)   5/31/96)   INCEPTION
                      ---------  ---------  ---------
International Equity     N/A        N/A      12.31%
 Fund*                                      (1/2/96-
                                            5/31/96)
Value Income Stock     22.62%     16.73%     17.08%
 Fund**                                     (2/17/93-
                                            5/31/96)
Sunbelt Equity         37.21%       N/A      14.06%
 Fund***                                    (1/4/94-
                                            5/31/96)
Small Cap Equity                            (  /  /  -
 Fund                                       5/31/96)

---------------
  * Commenced operations on December 1, 1995
 ** Commenced operations on February 12, 1993
*** Commenced operations on January 3, 1994

32

PURCHASING FUND SHARES

CHOOSING INVESTOR OR FLEX SHARES

Each Fund offers two classes of shares in this Prospecus -- Investor Shares and Flex Shares. Each class has its own expense structure and other characteristics, allowing you to decide which class best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. To help you in making this decision, an analysis program is available upon request through your local SunTrust Investment Consultant.

INVESTOR SHARES

    - Front-end sales charge

    - Lower annual expenses

    - $2,000 minimum initial investment

FLEX SHARES

    - Deferred sales charge on shares redeemed within one year of purchase

    - Higher annual expenses

    - $10,000 minimum initial investment

HOW TO BUY FUND SHARES

You may buy either Investor or Flex Shares (and fractions of shares) by mail, telephone or wire directly from Federated Services Company, the Trust's Transfer Agent. You may also purchase shares through Investment Consultants of a certain correspondent banks of SunTrust Banks, Inc., or other financial institutions that have executed dealer agreements with the Trust's Distributor. Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day). Your price per share (the offering price) will be the net asset value per share (NAV) next determined after your purchase order is received by the Transfer Agent plus, in the case of Investor Shares, the applicable front-end sales charge.

NAV is calculated by (1) taking the current market value of a Fund's total assets for that class of shares (either Investor or Flex), (2) subtracting the liabilities applicable to that class of shares, and (3) dividing that amount by the total number of shares of that class owned by shareholders. Although the NAV for each class of shares is calculated the same way, the NAVs for the classes may, and are expected to, differ due to different expenses charged to each class. The NAV is determined once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). Thus, to receive the current Business Day's NAV, purchase orders must be received before 4:00 p.m. Eastern time. If you purchase shares through a financial institution (rather than directly through the Transfer Agent), your order may have to be received by the financial institution at an earlier cutoff time for your purchase to become effective that day. This allows the financial institution time to process your order and transmit it to the Transfer Agent.

IF YOU DECIDE TO BUY SHARES DIRECTLY FROM THE TRANSFER AGENT, FIRST CALL 1-800-874-4770. MAKE YOUR CHECK OUT TO "STI CLASSIC FUNDS" AND INCLUDE THE NAME OF THE APPROPRIATE FUND(S) ON THE CHECK. THE CHECK MUST BE PAYABLE IN U.S. DOLLARS. Third-party checks, credit cards, credit card checks, and cash will not be accepted. Please note, if you buy shares with a check, and then sell those shares in a short period of time, the Trust can delay payment to you until your check clears, or for up to 15 Business Days, whichever comes first.

33

FUNDLINK

FUNDLINK is a telephone-activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK you must first contact your SunTrust Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Transfer Agent at 1-800-428-6970 to complete all your purchase and redemption transactions.

FRONT-END SALES CHARGES -- INVESTOR SHARES

The following table shows: (1) the sales charge you pay (i) as a percentage of the offering price and (ii) as a percentage of your net investment (NAV multiplied by the number of shares you purchase); and (2) the amount that is paid to your Investment Consultant (Dealer) as a percentage of the offering price.

                   SALES
                  CHARGE        SALES
                   AS A        CHARGE       DEALER'S
                PERCENTAGE      AS A       REALLOWANCE
                    OF       PERCENTAGE     AS A % OF
YOUR             OFFERING    OF YOUR NET    OFFERING
INVESTMENT         PRICE     INVESTMENT       PRICE
--------------  -----------  -----------  -------------
Less than
 $100,000          3.75%        3.90%         3.375%
$100,000 but
 less than
 $250,000          3.25%        3.36%         2.925%
$250,000 but
 less than
 $1,000,000        2.50%        2.56%         2.250%
$1,000,000 and
 over              1.50%        1.52%         1.350%

The front-end sales charge will be waived on Investor Shares purchased:

    - through reinvestment of dividends and distributions;

    - through a SunTrust Securities, Inc. asset allocation account;

    - by persons repurchasing shares they redeemed within the last 60 days (see REPURCHASE OF INVESTOR SHARES, below).

    - by employees, and members of their immediate family, of SunTrust Banks, Inc. and its affiliates;

    - by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the trust department of a bank affiliated with SunTrust Banks, Inc.; or

    - by persons investing an amount less than or equal to the value of an account distribution, when an account for which a bank affiliated with SunTrust Banks, Inc. acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

REPURCHASE OF INVESTOR SHARES

You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, your purchase order must be received by the Transfer Agent within 60 days after your redemption. IN ADDITION, YOU MUST NOTIFY THE TRANSFER AGENT, WHEN YOU SEND IN YOUR PURCHASE ORDER, THAT YOU ARE REPURCHASING SHARES.

34

REDUCED SALES CHARGES -- INVESTOR SHARES

    - RIGHTS OF ACCUMULATION. When calculating the sales charge applicable to your current purchase of Investor Shares, the Trust will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account,
      (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate, may also use this right of accumulation. The Trust will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. As a result, neither Investor Shares of STI Classic Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE DISTRIBUTOR FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Distributor with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide children's ages). The Trust may amend or terminate this right of accumulation at any time.

    - LETTER OF INTENT. By submitting a Letter of Intent to the Transfer Agent, you may purchase Investor Shares for a 13-month period at the sales charge rate applicable to the total amount of your intended purchases. The Trust will only consider the value of Investor Shares sold subject to a sales charge. The Letter of Intent may, however, include purchases up to 90 days before the date of the Letter (although the purchase price of these prior purchases will not be adjusted).

You are not legally bound by the terms of the Letter of Intent to purchase the intended amount of shares stated in the Letter. The Letter does, however, authorize the Transfer Agent to hold in escrow 3.75% of the total amount to be purchased. If the intended investment is not completed at the end of the 13 months (which begins on the date of the first purchase), the Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the intended amount to be purchased) and the sales charge that would normally apply (based on the actual amount purchased).

    - COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge, the Trust will combine same day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES

You do not pay an initial sales charge when you purchase Flex Shares. If, however, you redeem (sell) your shares within the first year after your purchase, you will pay a contingent deferred sales charge (CDSC) equal to 2.00% of either (1) NAV of the shares at the time of purchase, or (2) NAV of the shares at the time of redemption, whichever is less. The CDSC does not apply to shares you purchase through

35
reinvestment of dividends or distributions. Thus, you never pay a CDSC on any increase in your investment above the initial purchase price. In addition, the CDSC does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The CDSC will be waived on Flex Shares you sell for the following reasons:

    - to make certain distributions from a retirement plan;

    - because of death or disability; or

    - for certain payments under the Systematic Withdrawal Plan (discussed below).

MINIMUM PURCHASE -- INVESTOR SHARES

Your minimum initial purchase and any subsequent purchase of Investor Shares of any Fund must be at least $2,000 and $1,000 (or $100 via a statement coupon), respectively. Employees of SunTrust Banks, Inc., and members of their immediate family, however, may buy Investor Shares with an initial purchase of $1,000.

MINIMUM PURCHASE -- FLEX SHARES

Your minimum initial purchase and any subsequent purchase must be at least $10,000 and $1,000 (or $100 via a statement coupon), respectively. If you invest through the Systematic Investment Plan, described below, you will be subject to lower minimum purchase amounts.

MINIMUM PURCHASE -- RETIREMENT PLANS

A retirement plan may purchase either Investor Shares or Flex Shares with a minimum initial investment of $2,000.

SYSTEMATIC INVESTMENT PLAN

You may purchase shares of either class of each Fund systematically through regular deductions from your checking or savings account (with a SunTrust Banks, Inc. affiliated bank). With a $500 minimum initial investment, you may begin making regularly scheduled investments of at least $50 and up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 during the first two years. The Distributor may close your account if you do not meet the minimum investment requirement at the end of two years.

 THE DISTRIBUTOR MAY ACCEPT INVESTMENTS OF SMALLER AMOUNTS, FOR EITHER CLASS OF SHARES, AT ITS DISCRETION. IN ADDITION, THE TRUST RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER WHEN THE DISTRIBUTOR DETERMINES THAT ACCEPTING THE ORDER WOULD NOT BE IN THE BEST INTERESTS OF THE TRUST AND/OR SHAREHOLDERS.

REDEEMING FUND SHARES

HOW TO SELL YOUR FUND SHARES

You may sell (redeem) your Investor or Flex Shares on any day that NAV is calculated, by contacting the Transfer Agent directly by mail, telephone or, if eligible, via FUNDLINK. You may also make redemption requests (in writing or by telephone) through a SunTrust Investment Consultant, and through certain correspondent banks of SunTrust Banks, Inc. Redemption requests made via telephone or FUNDLINK (1-800-428-6970) must be for at least $1,000. Redemption requests of $25,000 or more must be in writing and must include a signature guarantee (a notarized signature is not sufficient). The price of each share will be the next NAV determined after receipt of your

36
redemption request less, in the case of Flex Shares, any applicable CDSC. Redemption requests must be received by the Transfer Agent by 4:00 p.m. Eastern time to get that day's NAV.

RECEIVING YOUR MONEY

Your redemption proceeds will normally be sent within five Business Days of the Transfer Agent receiving your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee), transferred to your bank account via FUNDLINK, or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE FOR UP TO 15 BUSINESS DAYS.

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price ("redemption in kind"). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.

INVOLUNTARY REDEMPTIONS

If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the redemption.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange to make monthly, quarterly, semi-annual, or annual withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your account with a SunTrust Banks, Inc. affiliated bank.

EXCHANGES

You may exchange your Investor or Flex Shares by contacting an Investment Consultant of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. in writing or by telephone, or by contacting the Transfer Agent directly via FUNDLINK. Exchange requests must be for at least $1,000. You may exchange your shares for shares of another Fund in the Trust up to four times during a calendar year without restriction. More than four exchanges during a year may be viewed as abuse of the exchange privilege. In such a case, the Trust may charge you a $10.00 fee for each additional exchange. You will, however, be notified before any fee is charged. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

INVESTOR SHARES

You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a

37
Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). Should you exchange shares into a Fund with the same, lower or no sales charge (a Money Market Fund), there is no sales charge for the exchange.

FLEX SHARES

You may exchange Flex Shares of any Fund for Flex Shares of any other Fund or for Investor Shares of the Money Market Funds of the Trust. No CDSC is imposed on redemptions of Money Market Fund shares you acquire in an exchange, provided you hold your shares for at least one year from your initial purchase date. If you exchange Flex Shares of any Fund for Investor Shares of a Money Market Fund, you may then, subsequently, only exchange those Money Market Fund Investor Shares for Flex Shares.

 TELEPHONE REDEMPTION AND EXCHANGE TRANSACTIONS ARE EXTREMELY CONVENIENT, BUT NOT WITHOUT RISK. TO TRY TO KEEP YOUR TELEPHONE TRANSACTIONS AS SAFE, SECURED, AND RISK FREE AS POSSIBLE, THE TRUST HAS DEVELOPED CERTAIN SAFEGUARDS AND PROCEDURES FOR DETERMINING THE IDENTITY OF CALLERS AND AUTHENTICITY OF INSTRUCTIONS. AS A RESULT, NEITHER THE TRUST NOR ITS TRANSFER AGENT WILL BE RESPONSIBLE FOR ANY LOSS, LIABILITY, COST, OR EXPENSE FOR ACTING UPON TELEPHONE OR WIRE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. IF YOU CHOOSE TO MAKE TELEPHONE TRANSACTIONS, YOU WILL GENERALLY BEAR THE RISK OF ANY LOSS.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are paid quarterly by each of the Funds, except the International Equity Index Fund and International Equity Fund. These Funds pay income dividends annually. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make distributions of capital gains at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their shareholders. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

The following summary is based on current tax laws, which may be changed by legislative, judicial or administrative action.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies. As long as a

38
Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO THE SHAREHOLDER.

Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

Capital gains distributions will be taxed as long-term capital gains, regardless of how long you have held your Fund shares. Some distributions paid in January may be taxable in the previous year. Corporations may be entitled to a dividends-received deduction for a portion of dividends they receive.

FOREIGN TAX CONSIDERATIONS

Shareholders of the International Equity Index and International Equity Funds may be entitled to a foreign tax deduction or credit.

STATE TAX CONSIDERATIONS

A portion of the distributions you receive may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax-exempt under state law. However, you should verify your tax liability with your tax advisor.

Please refer to the SAI for more tax information.

STI CLASSIC FUNDS INFORMATION

THE TRUST

The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class.

As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy state-ments and other reports.

39

SHAREHOLDER INQUIRIES

You may contact the Transfer Agent to obtain information on account statements, procedures, and other related information by calling 1-800-874-4770.

INVESTMENT ADVISORS

An investment advisor manages a Fund's investment activities, makes decisions about purchases and sales of portfolio securities, and places orders on behalf of a Fund.

STI Capital Management, N.A. (STI Capital) serves as the Advisor to the Capital Growth, Value Income, Small Cap Equity, Mid-Cap Equity, Balanced and
International Equity Funds. As of             , STI Capital had approximately
$ billion in assets under management. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802.

Trusco Capital Management, Inc. (Trusco) serves as the Advisor to the Sunbelt
Equity Fund. As of             , Trusco had approximately $  billion in assets
under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

STI Capital and Trusco serve as joint advisors to the International Equity Index Fund.

The Advisors make investment decisions for the assets of the Funds and continuously review, supervise, and administer their Fund's respective investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets
of $  billion, as of             , 1997. SunTrust is one of the 20 largest
banking companies in the U.S. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc., and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of
approximately $  billion, as of             , 1997.

The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION

SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company (SEI), serves as each Fund's distributor under a Distribution Agreement.

The Investor Shares of each fund have a Distribution Plan. Under the Distribution Agreement and Plan, the Distributor is entitled to receive an annual fee of up to:

    - .68% of the average daily net assets of the Capital Growth Fund;

    - .33% of the average daily net assets of the Value Income Stock and International Equity Funds;

    - .43% of the average daily net assets of the Mid-Cap Equity and Sunbelt Equity Funds;

    - .28% of the average daily net assets of the Balanced Fund;

    - .38% of the average daily net assets of the International Equity Index Fund; and

    - .  % of the average daily net assets of the Small Cap Equity Fund.

40

The Distributor may use this fee:

    - as compensation for its distribution-related services or shareholder services; or to compensate financial institutions and intermediaries, such as banks (including SunTrust Banks, Inc.'s affiliate and correspondent banks), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries for performing distribution-related or shareholder services.

The Distributor may waive all, or a portion of its fee to limit the net expenses of the Funds to the amounts set forth in each Fund's Expense Summary.

It is possible that a financial institution may offer different classes of shares to its customers. As a result, the financial institution may receive different compensation with respect to different classes of shares.

A prospective investor may visit any one of the Investment Services offices of SunTrust Banks, Inc.'s affiliate banks (as listed on the last pages of this Prospectus), SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. to receive copies of the Prospectuses for the Investor and Flex Shares of the Trust and application forms.

Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation for its brokerage services.

At times, the Distributor may use its own funds to provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of Fund shares.

Trust Shares of the Fund are offered without a sales charge or distribution fee primarily to financial institutions, and are described in a separate prospectus. You may call 1-800-874-4770 to receive more information about Trust Shares.

ADMINISTRATION

SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                     FEE
--------------------------------------------  ---------
$1 - $1 billion                                  0.10%
over $1 billion to $5 billion                    0.07%
over $5 billion to $8 billion                    0.05%
over $8 billion to $10 billion                   0.045%
over $10 billion                                 0.04%

At times, the Administrator may voluntarily waive all or a portion of its administration fees.

41

                      INVESTMENT PRACTICES -- EQUITY FUNDS

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.


                                               CAPITAL VALUE   MID-CAP            SUNBELT  SMALL CAP  INTERNATIONAL
                                               GROWTH  INCOME  EQUITY   BALANCED  EQUITY    EQUITY    EQUITY INDEX   INTERNATIONAL
            SECURITY OR PRACTICE                FUND    FUND    FUND      FUND     FUND      FUND         FUND        EQUITY FUND
ADRs                                             X       X        X        X        --       X(8)         *(3)           X(3)
Bank Obligations                                X(9)    X(9)    X(9)       X       X(9)      X(9)           X              X
Borrowing                                      (33 1/3%) (33 1/3%) (33 1/3%)  (33%) (33 1/3%) (33 1/3%)   (33 1/3%)    (33 1/3%)
Convertible Securities                           X       X        X        X         X         X            X              X
Corporate Debt Securities                      (35%)(2) (35%)(2) (35%)(2) (60%)(2) (35%)(2)   *(9)         --          (35%)(2)
Forward Foreign Currency Contracts               --      --      --        --       --        --            X              X
Futures and Options on Futures                   --      X       --        X       (20%)      --          (20%)            X
Illiquid Securities                            (15%)   (15%)    (15%)    (15%)     (15%)     (15%)        (15%)          (15%)
Investment Company Shares                      (10%)   (10%)(5)  (10%)   (10%)    (10%)(5) (10%)(5)     (10%)(5)       (10%)(5)
Mortgage-Backed Securities                       --      --      --     (25%)(1)    --         *           --             --
Options                                          --      X       --        X         X         X            X            X(4)
Pay-In-Kind Securities                           X       --      --        X        --        --           --             --
Repurchase Agreements                           X(9)    X(9)      X       X(9)     X(9)      X(9)           X            X(9)
Securities Lending                             (33 1/3%) (33 1/3%) (33 1/3%) (33 1/3%) (33 1/3%) (33 1/3%)   (33 1/3%)   (33 1/3%)
Securities of Foreign Issuers                    --      --       X        X        --        --            X              X
Supranational Agency Obligations                 --      --       X        X        --         X           --             --
Swaps, Caps, Floors, and Collars                 --      --      --        X        --        --           --             --
U.S. Treasury and Agency Obligations             X       X        X        X       X(9)      X(9)           X            X(9)
When Issued Securities                           X       X        X        X         X         X            X              X
Zero Coupon Obligations                          --      --      --        X        --        --           --             --

(1) Including up to 25% privately-issued mortgage-backed securities. The Balanced Fund may also purchase asset-backed securities without limitation.
(2) May invest up to 10% of its assets in debt securities rated below investment grade.
(3) May also invest in EDRs.
(4) Includes options on currencies.
(5) May purchase shares of money market mutual funds only for temporary or liquidity purposes.
(6) May purchase up to 25% rated BBB or Baa.
(7) May invest up to 20% of its assets in debt securities below investment grade.
(8) May invest up to 20% in unsponsored ADRs.
(9) For temporary or liquidity purposes.

42

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.

                                               CAPITAL VALUE   MID-CAP            SUNBELT  SMALL CAP  INTERNATIONAL
                                               GROWTH  INCOME  EQUITY   BALANCED  EQUITY    EQUITY    EQUITY INDEX   INTERNATIONAL
            TEMPORARY INVESTMENTS               FUND    FUND    FUND      FUND     FUND      FUND         FUND        EQUITY FUND
Cash                                             X       X        X        X         X         X            X              X
Money Market Investments                         X       X        X        X         X         X            X              X
Short-Term Obligations                           X       X        X        X         X         X            X              X


                                               CAPITAL VALUE   MID-CAP            SUNBELT  SMALL CAP  INTERNATIONAL
                                               GROWTH  INCOME  EQUITY   BALANCED  EQUITY    EQUITY    EQUITY INDEX   INTERNATIONAL
           INVESTMENT RESTRICTIONS              FUND    FUND    FUND      FUND     FUND      FUND         FUND        EQUITY FUND
Securities of Any One Issuer(1)                  5%      5%      5%        5%       5%        5%           5%             5%
Outstanding Voting Securities of Any One        10%     10%      10%      10%       10%       10%          10%            10%
 Issuer
Securities of Issuers in Any One Industry(2)    25%     25%      25%      25%       25%       25%          25%            25%
Expected Annual Portfolio Turnover               %       %        %        %         %         %            %              %

(1) A Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.
(2) Additional information relating to industry classifications can be found in the SAI.

43

MORE ABOUT INVESTMENT PRACTICES

The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

AMERICAN DEPOSITARY RECEIPTS (ADRs) AND EUROPEAN DEPOSITARY RECEIPTS (EDRs) are securities, typically issued by a U.S. financial institution (or a non-U.S. financial institution in the case of an EDR) (a depositary). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs and EDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.

ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt.

BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit (CDs), custodial receipts, and time deposits.

CONVERTIBLE SECURITIES are corporate securities that are exchangeable for a set number of another security at a prestated price. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

EQUITY SECURITIES include common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities and may be publicly and privately issued.

FORWARD FOREIGN CURRENCY CONTRACTS involve an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. The Fund may realize a gain or loss from currency transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options, for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures

44
contract by only entering into futures contracts which are traded on national futures exchanges.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.

INVESTMENT COMPANY SHARES -- Shares of other mutual funds may be purchased by the Funds to the extent consistent with applicable law.

MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, short-term debt instruments, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS and obligations issued or guaranteed by the agencies or instrumentalities of the U.S. Government, and SHORT-TERM CORPORATE OBLIGATIONS.

MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating rate mortgages.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates. This can result in a loss of all, or part, of any premium paid.

REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that

45
receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

OBLIGATIONS OF SUPRANATIONAL
ENTITIES -- Obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

OPTIONS -- All options written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying currency or security. With respect to put options written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

PAY-IN-KIND SECURITIES are bonds, or preferred stock, that pay interest or dividends in the form of additional bonds or preferred stock.

REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

RESTRICTED SECURITIES are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.

SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporations, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risks considerations associated with foreign securities. (See "Foreign Securities
Risks on page    .)

SHORT-TERM CORPORATE OBLIGATIONS are corporate obligations maturing in 397 days or less, including commercial paper and other short-term corporation obligations.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

SWAPS, CAPS, FLOORS, and COLLARS -- Swaps, caps, floors, and collars are hedging tools designed to permit the purchaser to preserve a return or spread on a particular

46
investment or portion of its portfolio. They are also used to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS -- For temporary defensive purposes, the Funds may invest up to 100% of their assets in MONEY MARKET INSTRUMENTS and SHORT-TERM CORPORATE OBLIGATIONS or hold cash. To the extent that the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the instrumentality.

U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable, or floating, rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

WARRANTS are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

ZERO COUPON OBLIGATIONS are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

47

TRUST AND INVESTMENT SERVICES OFFICES OF SUNTRUST BANKS, INC. AFFILIATE BANKS:

FLORIDA: (STATEWIDE TOLL FREE) 1-800-526-1177

SUNTRUST SECURITIES, INC. -- FLORIDA

200 S. Orange Avenue
Tower 10
Orlando, FL 32801
(407) 237-4380
1-800-432-4760, ext. 4380

501 E. Las Olas Boulevard
Ft. Lauderdale, FL 33301
(954) 765-7422

Boca Raton Office
800 S. Federal Highway
Boca Raton, FL 33435
(561) 243-6707

Coral Ridge Office
2626 E. Oakland Park Blvd.
Ft. Lauderdale, FL 33306
(954) 765-2155

Delray Beach Office
302 E. Atlantic Avenue
Delray Beach, FL 33483
(561) 243-6750

5200 W. Atlantic Ave.
Delray Beach, FL 33484
(561) 243-6743

Hollywood Office
2001 Hollywood Blvd.
Hollywood, FL 33021
(954) 765-7062

Palm Beach Office
303 Royal Poinciana Plaza
Palm Beach, FL 33480
(561) 835-2855

PGA Office
4500 PGA Blvd.
Palm Beach Gardens, FL 33410
(561) 835-2802

8200 W. Broward Blvd.
Plantation, FL 33324
(954) 765-7661

777 Brickell Avenue
Miami, FL 33131
(305) 579-7450

401 E. Jackson Street
Tampa, FL 33602
(813) 224-2517

700 Virginia Avenue
Ft. Pierce, FL 34982
(407) 467-6459

Osceola Office
111 E. Osceola Street
Stuart, FL 34994
(407) 223-6012

Belnova Office
120 S. Ridgewood Avenue
Daytona Beach, FL 32114
(904) 258-2390

Bill France Office
4900 Clyde Morris Blvd.
Port Orange, FL 32119
(904) 258-2654

Deland Office
302 E. New York Avenue
Deland, FL 32724
(904) 822-5891

200 W. Forsyth Street
Jacksonville, FL 32202
(904) 632-2534

48

1612 E. Cape Coral Parkway
Cape Coral, FL 33904
(941) 540-6128

Pelican Bay Office
801 Laurel Oak Drive
Naples, FL 33963
(941) 598-0515

South Gate Office
3400 S. Tamiami Trail
Sarasota, FL 34230
(941) 316-4027

Port Charlotte Office
18501 Murdock Circle
Port Charlotte, FL 33949
(941) 625-9286

5899 Whitfield Avenue
Sarasota, FL 34243
(941) 359-7415

North Beneva Office
3577 Fruitville Road
Sarasota, FL 34237
(941) 316-4003

South Beneva Office
8181 S. Tamiami Trail
Sarasota, FL 34231
(941) 927-7903

Venice Office
200 Nokomis Avenue South
Venice, FL 34285
(941) 486-4417

210 Security Square
Winter Haven, FL 33880
(941) 297-6855

One East Jefferson Street
Brooksville, FL 34601
(352) 754-5798

Crystal River Office
1502 SE Highway 19
Crystal River, FL 34428
(352) 795-8214

5435 Gall Blvd.
Zephyrhills, FL 33541
(813) 780-4154

6335 U.S. Highway 19
New Port Richey, FL 34652
(813) 861-4375

Seven Hills Office
1170 Mariner Blvd.
Spring Hill, FL 34609
(352) 754-5779

203 E. Silver Springs Blvd.
Ocala, FL 34470
(352) 368-6477

3522 Thomasville Road
Tallahassee, FL 32308
(904) 298-5064

511 W. 23rd Street
Panama City, FL 32405
(904) 872-6086

11 Hoffman Drive
Gulf Breeze, FL 32561
(904) 435-1264

GEORGIA:

SUNTRUST SECURITIES, INC. -- GEORGIA

55 Park Place
First Floor
Atlanta, GA 30303
(404) 588-8108
1-800-600-6350

101 N. Lumpkin Street
Athens, GA 30601
(706) 354-5346

49

Gainesville Branch
427 Oak Street
Gainesville, GA 30501
(770) 503-8674

100 East Second Avenue
Rome, GA 30161
(706) 236-4325

2815 Wrightsboro Road
Augusta, GA 30909
(706) 821-2015

606 Cherry Street
Macon, GA 31201
(912) 755-5175

1246 First Avenue
Columbus, GA 31901
(706) 649-3631

33 Bull Street, Suite 208
Savannah, GA 31401
(912) 944-1165

410 W. Broad Avenue
Albany, GA 31701
(912) 430-5468

Coffee County Branch
201 S. Peterson Avenue
Douglas, GA 31533
(912) 383-5242

510 Gloucester Street
Brunswick, GA 31520
(912) 262-5322

Sea Island Road Branch
701 Sea Island Road
St. Simons Island, GA 31522
(912) 638-3620
(912) 262-2227

TENNESSEE:

SUNTRUST SECURITIES, INC. -- TENNESSEE

424 Church Street
4th Floor
Nashville, TN 37219
(615) 748-4477
1-800-932-2652

736 Market Street
Chattanooga, TN 37402
(423) 757-3005
TN WATS 1-800-572-7306, Ext. 3005
Bordering States WATS
1-800-874-1083, Ext. 3005 Out of
State WATS
1-800-251-6266, Ext. 3005

9950 Kingston Pike
Knoxville, TN 37997
(423) 544-2181
1-800-456-1177

207 Mockingbird Lane
Johnson City, TN 37604
(423) 461-1005

25 Public Square
Lawrenceburg, TN 38464
(615) 762-3511

ALABAMA:

SUNTRUST SECURITIES, INC. -- ALABAMA

201 South Court Street
Florence, AL 35630
(205) 767-8537

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS

           Trusco Capital Management, Inc.       50 Hurt Plaza
                                                 Suite 1400
                                                 Atlanta, GA 30303

           STI Capital Management, N.A.          P.O. Box 3808
                                                 Orlando, FL 32802

*          DISTRIBUTOR

           SEI Investments Distribution Co.      Oaks, PA 19456

*          ADMINISTRATOR

           SEI Fund Resources                    Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company            Federated Investors
                                                 Tower
                                                 Pittsburgh, PA
                                                 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                c/o STI Trust &
                                                 Investment
                                                 Operations, Inc.
                                                 303 Peachtree Street
                                                 N.E.
                                                 14th Floor
                                                 Atlanta, GA 30308

           The Bank of New York                  One Wall Street
           (International Equity Fund only)      New York, New York 10286

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP           1800 M Street, N.W.
                                                 Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

WHY INVEST IN MUTUAL FUNDS?

How you invest for your future is one of the most important decisions you will ever make. The investments you select today can make a big difference when it comes time to pay for your children's educations or for your own comfortable retirement. But with so many investments to choose from, it's hard to know where to start.

Mutual funds may be the answer. A mutual fund is an investment company that pools money from its shareholders and invests it in a variety of securities, including stocks, bonds and money market securities. When you become a shareholder, you own a proportionate share of the assets of the funds. The value of your shares increases or decreases in line with the performance of the investments in the fund. Many funds pay regular dividends that may be reinvested to purchase additional shares of the fund. This may help your investment to grow even faster.

BENEFITS OF MUTUAL FUNDS

There are many benefits to mutual fund investing. When you invest in individual stocks or bonds you are on your own. You must do the research. You choose the security. You time the purchase and, you decide when to sell. Perhaps you have a stockbroker to help you. Then, you pay the commission on each transaction.

With a mutual fund investment, you have a professional portfolio manager with the expertise and resources to choose appropriate investments that meet the objectives of the fund's investors. When you invest in individual securities, you alone bear the costs of investing. With a mutual fund investment, trading costs are shared by all fund investors. When you invest in individual securities, you need to purchase a wide range of securities to truly diversify your portfolio. With a mutual fund investment, you experience immediate diversification. With individual securities, it may be difficult to liquidate your investment. Mutual fund shares are easily sold at their current value.

ABOUT STI CLASSIC FUNDS

But, there are thousands of mutual funds to choose from. How do you know which to choose? The name you trust for your banking today can offer you the investment expertise you need to plan for your future.

STI Classic Funds offers you a wide range of investment strategies. Your money will be managed by professional portfolio managers with many years of investment experience in equity, fixed-income, and money market funds.

The STI Classic Funds are advised by STI Capital Management, N.A., Trusco Capital Management, Inc., SunTrust Bank, Atlanta, and SunTrust Bank, Chattanooga, N.A. These advisory units are affiliates of SunTrust Banks, Inc., a
super-regional bank holding company with approximately $    billion in
discretionary assets under management. Currently, these advisors collectively
manage more than $    billion in equity and fixed-income mutual fund assets.

Additional information about the Funds is included in a Statement of Additional
Information dated                  (the SAI). The SAI has been filed with the
Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR SEI INVESTMENTS DISTRIBUTION CO.

                                   PROSPECTUS

                               STI CLASSIC FUNDS

                        INVESTOR SHARES AND FLEX SHARES

                           INVESTMENT GRADE BOND FUND
                        U.S. GOVERNMENT SECURITIES FUND
                 LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
                              SHORT-TERM BOND FUND
                    SHORT-TERM U.S. TREASURY SECURITIES FUND
                     INVESTMENT GRADE TAX-EXEMPT BOND FUND
                          FLORIDA TAX-EXEMPT BOND FUND
                          GEORGIA TAX-EXEMPT BOND FUND
                         TENNESSEE TAX-EXEMPT BOND FUND

                       Investment Advisors to the Funds:
                          STI CAPITAL MANAGEMENT, N.A.
                        TRUSCO CAPITAL MANAGEMENT, INC.
                             SUNTRUST BANK, ATLANTA
                        SUNTRUST BANK, CHATTANOOGA, N.A.
                                 (THE ADVISORS)

The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Investor Shares and Flex Shares of the Fixed-Income Funds listed above. Please read this Prospectus, and keep it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISORS, OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS, INCLUDING SUNTRUST BANKS, INC. THE TRUST'S SHARES ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

OCTOBER 1, 1997

2

ABOUT THE TRUST

STI Classic Funds is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. You may purchase shares in each non-Money Market Fund through three separate classes (Trust Shares, Investor Shares, and Flex Shares). The separate classes provide for variations in distribution and service fees, transfer agent fees, voting rights, and dividends. This Prospectus relates to the Investor and Flex Shares of the:

    - Investment Grade Bond Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, and Investment Grade Tax-Exempt Bond Fund (the Fixed-Income Funds); and

    - Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, and Tennessee Tax-Exempt Bond Fund (the State Tax-Exempt Funds).

3

                     FUND INFORMATION -- FIXED-INCOME FUNDS

INVESTMENT GRADE BOND FUND

OBJECTIVE

The Investment Grade Bond Fund seeks to provide as high a level of total return through current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in bonds, including debentures. The Fund invests only in investment grade obligations, including:

    - corporate debt obligations;

    - mortgage-backed securities;

    - asset-backed securities;

    - U.S. Government obligations;

    - custodial receipts;

    - foreign government securities;

    - obligations of supranational entities;

    - sponsored American Depositary Receipts (ADRs); and

    - short-term corporate obligations.

It is anticipated that the Fund's average weighted maturity will range from four to ten years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Investment Grade Bond Fund is subject to the following types of risk:

- Fund Risk;
- Interest Rate Risk;
- Credit Risk;
- Call Risk;

- Event Risk;
- Prepayment Risk;
- Hedging Risk; and
- Foreign Security Risks.

4

For a description of these risks, please see "RISK CONSIDERATIONS" on page 20.

FUND MANAGEMENT

Mr. L. Earl Denney, CFA, has managed the Investment Grade Bond Fund since it began operations. He has been Senior Vice President of STI Capital Management, N.A. since 1983.

5

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Investment Grade Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by                      , independent public accountants, whose
report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                     1996               1995        1994        1993
FOR A SHARE OUTSTANDING THROUGHOUT THE      INVESTOR       FLEX       INVESTOR    INVESTOR    INVESTOR
 PERIOD ENDED MAY 31,                        SHARES      SHARES(1)     SHARES      SHARES     SHARES(2)
Net Asset Value, Beginning of Period        $   10.26       10.33         9.89       10.44       10.00
Net Investment Income (Loss)                $    0.56        0.52         0.57        0.46        0.44
Realized and Unrealized Net Gains
 (Losses) on Investments                    $   (0.20)      (0.26)        0.38       (0.35)       0.44
Distributions from Net Investment Income    $   (0.56)      (0.52)       (0.58)      (0.46)      (0.44)
Distributions from Realized Capital Gains          --          --           --       (0.20)         --
Net Asset Value, End of Period              $   10.06       10.07        10.26        9.89       10.44
Total Return                                     3.50%       2.50%*      10.04%       0.86%       9.21%*
Net Assets End of Period (000)                $36,155       4,621       33,772      35,775      24,375
Ratio of Expenses to Average Net Assets          1.15 %      1.64  %*      1.15 %      1.14 %*      1.14  %
Ratio of Net Investment Income (Loss) to
 Average Net Assets                              5.40 %      4.84  %*      5.79 %      4.39 %      4.75  %*
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Reimbursements)          1.44 %      2.49  %*      1.49 %      1.41 %      1.46  %*
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers
 and Reimbursements)                             5.11 %      3.99  %*      5.45 %      4.12 %      4.43  %*
Portfolio Turnover Rate                           184 %       184  %       237 %       259 %       299  %

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 7, 1995.
 (2) Commenced operations on June 11, 1992.

6

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Investment Grade Bond Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .63%          .63%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .22%          .39%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .30%          .62%

Total Fund Operating Expenses After        1.15%         1.64%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .74% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICE FEES WOULD BE .43% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .30% FOR INVESTOR SHARES AND .75% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.47% FOR INVESTOR SHARES AND 2.49% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                              1 YEAR                      3 YEARS                     5 YEARS             10 YEARS
                                     INVESTOR         FLEX         INVESTOR        FLEX        INVESTOR        FLEX       INVESTOR
EXAMPLE                               SHARES         SHARES*        SHARES        SHARES        SHARES        SHARES       SHARES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
You would pay the following          $      49      $      37      $      73     $      52     $      98     $      89    $     172
 expenses on a $1,000, assuming
 (1) a 5% annual return; (2) the
 imposition of the maximum front-
 end sales charge; and (3)
 redemption at the end of each
 time period.

                                      FLEX
EXAMPLE                              SHARES
---------------------------------
---------------------------------
You would pay the following         $     194
 expenses on a $1,000, assuming
 (1) a 5% annual return; (2) the
 imposition of the maximum front-
 end sales charge; and (3)
 redemption at the end of each
 time period.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

7

U.S. GOVERNMENT SECURITIES FUND

OBJECTIVE

The U.S. Government Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in:

    - mortgage-backed securities issued or guaranteed by U.S. Government agencies such as the Government National Mortgage Association (GNMA), Fannie Mae, or the Federal Home Loan Mortgage Corporation (FHLMC); and

    - mortgage-backed securities consisting of CMOs and real estate mortgage investment conduits (REMICs) issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities or, issued by private issuers.

The average maturity of the Fund's portfolio will typically range from 7 to 14 years, which may impact the Fund's exposure to interest rate risk.

The Fund also may invest in:

    - U.S. Government obligations;

    - bank obligations;

    - short-term corporate obligations; and

    - repurchase agreements.

RISK CONSIDERATIONS

The U.S. Government Securities Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk; and

- Prepayment Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 20.

FUND MANAGEMENT

Mr. Charles B. Leonard, CFA, First Vice President of Trusco Capital Management, Inc., and Michael L. Ford, an Associate of Trusco, have co-managed the U.S. Government Securities Fund since it began operating. Mr. Leonard, who has more than 25 years of investment experience, has been with Trusco

8
since 1986. Mr. Ford, who has more than 11 years of investment experience, has been with Trusco since April 1994. Prior to joining Trusco, he served as a senior securities analyst with Liberty Capital Advisors from 1992 to 1994 and has served as a securities analyst at Southern Farm Bureau Life Insurance Company from 1990 to 1992.

9

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the U.S. Government Securities Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by                      , independent public accountants, whose
report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                           1996           1995

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR    FLEX     INVESTOR
 ENDED MAY 31,                                       SHARES    SHARES(1) SHARES(2)
Net Asset Value, Beginning of Period                $10.26     10.31     10.00
Net Investment Income (Loss)                        $ 0.59      0.52      0.56
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $(0.33)    (0.37)     0.26
Distributions from Net Investment Income            $(0.59)    (0.52)    (0.56)
Distributions from Realized Capital Gains           $(0.03)       --        --
Net Asset Value, End of Period                      $ 9.90      9.91     10.26
Total Return                                          2.47%     1.42%*    8.61%+
Net Assets End of Period (000)                      $2,396     2,826       589
Ratio of Expenses to Average Net Assets               1.15%     1.66%*    1.15%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                           5.68%     5.18%*    6.08%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                          2.50%     2.86%*    6.84%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)    4.33%     3.98%*    0.39%*
Portfolio Turnover Rate                                 83%       83%       30%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 7, 1995.
 (2) Commenced operations on June 9, 1994.

10

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the U.S. Government Securities Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .16%          .16%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .35%          .28%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .64%         1.22%

Total Fund Operating Expenses After        1.15%         1.66%
 Fee Waivers and Reimbursements(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .74% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .38% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS BY THE ADMINISTRATOR, OTHER EXPENSES WOULD BE 1.38% FOR INVESTOR SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 2.50% FOR INVESTOR SHARES AND 2.96% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $49        $37       $73       $52       $98       $90       $172      $197
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

* Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

11

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

OBJECTIVE

The Limited-Term Federal Mortgage Securities Fund seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in mortgage-backed securities issued or guaranteed by U.S. Government agencies, such as GNMA, Fannie Mae, or FHLMC. These securities typically have an average life of from one to five years.

The Fund also may invest in:

    - bank obligations;

    - asset-backed securities;

    - short-term corporate obligations;

    - U.S. Government obligations; and

    - repurchase agreements.

RISK CONSIDERATIONS

The Limited-Term Federal Mortgage Securities Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk; and

- Prepayment Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 20.

FUND MANAGEMENT

Mr. L. Earl Denney, CFA, and Mr. Dave E. West, CFA, have co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating. Mr. Denney has served as Senior Vice President of STI Capital Management, N.A. since 1983. Mr. West, a Vice President of STI Capital Management, N.A., has served as a fixed-income portfolio manager with STI since 1989.

12

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Limited-Term Federal Mortgage Securities Fund. The financial highlights for the Fund for the periods from inception through May
31, 1996 have been audited by                      , independent public
accountants, whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                           1996            1995

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR    FLEX     INVESTOR
 ENDED MAY 31,                                       SHARES    SHARES(1) SHARES(2)
Net Asset Value, Beginning of Period                $10.11     10.14       9.98
Net Investment Income (Loss)                        $ 0.60      0.55       0.58
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $(0.14)    (0.15)      0.13
Distributions from Net Investment Income            $(0.60)    (0.55)     (0.58)
Distributions from Realized Capital Gains               --        --         --
Net Asset Value, End of Period                      $ 9.76      9.99      10.11
Total Return                                          4.59%     4.10%*     7.45%+
Net Assets End of Period (000)                      $2,512     1,349        623
Ratio of Expenses to Average Net Assets               0.90%     1.25%*     0.90%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                           5.75%     5.38%*     6.27%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                          2.25%     3.59%*     7.74%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)    4.40%     3.04%*    (0.57%)*
Portfolio Turnover Rate                                 83%       83%        68%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 7, 1995.
 (2) Commenced operations on July 17, 1994.

13

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Limited-Term Federal Mortgage Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           2.50%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .43%          .43%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .20%          .02%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .27%          .80%

Total Fund Operating Expenses After         .90%         1.25%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICE FEES WOULD BE .23% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE 1.37% FOR INVESTOR SHARES AND 1.94% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 2.25% FOR INVESTOR SHARES AND 3.59% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $34        $33       $53       $40       $74       $69       $133      $151
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

14

SHORT-TERM BOND FUND

OBJECTIVE

The Short-Term Bond Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital primarily through investment in short- to intermediate-term investment grade fixed-income securities.

PORTFOLIO INVESTMENTS

The Fund primarily invests in corporate and government bonds, including debentures. The Fund invests only in investment grade obligations, including:

    - debt obligations of U.S. and foreign corporations;

    - mortgage-backed securities;

    - asset-backed securities;

    - U.S. Government obligations; and

    - custodial receipts.

The Fund also may invest in investment grade municipal bonds and high quality municipal notes:

    - where both principal and interest are backed by the full faith and credit of the United States; or

    - which are rated in the two highest rating categories.

The Fund intends to maintain a dollar-weighted average maturity of three years or less, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Short-Term Bond Fund is subject to the following types of risk:

- Fund Risk;
- Interest Rate Risk;
- Credit Risk;
- Call Risk;
- Event Risk;
- Prepayment Risk; and
- Foreign Security Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 20.

FUND MANAGEMENT

Mr. David Yealy has managed the Short-Term Bond Fund since July, 1996. He joined Trusco Capital Management, Inc. in 1991, and currently serves as a Vice President.

15

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Short-Term Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been
audited by                      , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                           1996            1995       1994       1993
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR    FLEX     INVESTOR   INVESTOR   INVESTOR
 ENDED MAY 31,                                       SHARES    SHARES(1)  SHARES     SHARES    SHARES(2)
Net Asset Value, Beginning of Period                $10.01     10.02       9.81      10.03     10.06
Net Investment Income (Loss)                        $ 0.52      0.47       0.51       0.40      0.06
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $(0.10)    (0.12)      0.19      (0.21)     0.03
Distributions from Net Investment Income            $(0.53)    (0.47)     (0.50)     (0.40)    (0.06)
Distributions from Realized Capital Gains           $(0.02)    (0.02)        --      (0.01)       --
Net Asset Value, End of Period                      $ 9.88      9.88      10.01       9.81     10.03
Total Return                                          4.23%     3.73%*     7.44%      1.81%     1.65%*
Net Assets End of Period (000)                      $2,700       966      2,609      2,381       716
Ratio of Expenses to Average Net Assets               0.85%     1.20%*     0.85%      0.85%     0.85%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                           5.20%     4.77%*     5.24%      3.94%     3.85%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                          1.72%     4.06%*     1.56%      2.52%     7.22%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)    4.33%     1.91%*     4.53%      2.27%    (2.52%)*
Portfolio Turnover Rate                                163%      163%       200%        75%       64%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 20, 1995.
 (2) Commenced operations on March 22, 1993.

16

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Short-Term Bond Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           2.00%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .46%          .46%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .20%          .00%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .19%          .74%

Total Fund Operating Expenses After         .85%         1.20%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .23% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .84% FOR INVESTOR SHARES AND 2.41% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.72% FOR INVESTOR SHARES AND 4.06% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $29        $32       $47       $38       $66       $66       $123      $145
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

17

SHORT-TERM U.S. TREASURY SECURITIES FUND

OBJECTIVE

The Short-Term U.S. Treasury Securities Fund seeks to provide as high a level of current income, relative to funds with like investment objectives, as is consistent with the preservation of capital through investment exclusively in short-term U.S. Treasury securities.

PORTFOLIO INVESTMENTS

The Fund invests exclusively in obligations issued by the U.S. Treasury with remaining maturities of three years or less. The Fund will not invest in repurchase agreements.

Under normal market conditions, it is anticipated that the Fund's average maturity will range from one to two years, which may impact the Fund's exposure to interest rate risk.

RISK CONSIDERATIONS

The Short-Term U.S. Treasury Securities Fund is subject to the following types of risk:

    - Fund Risk; and

    - Interest Rate Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 20.

FUND MANAGEMENT

Mr. David Yealy has managed the Short-Term U.S. Treasury Securities Fund since July, 1996. He joined Trusco Capital Management, Inc. in 1991 and currently serves as a Vice President.

18

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Short-Term U.S. Treasury Securities Fund. The financial highlights for the Fund for the periods from inception through May 31,
1996 have been audited by                      , independent public accountants,
whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                           1996            1995       1994       1993
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR    FLEX     INVESTOR   INVESTOR   INVESTOR
 ENDED MAY 31,                                       SHARES    SHARES(1)  SHARES     SHARES    SHARES(2)
Net Asset Value, Beginning of Period                $  9.94     9.96       9.83       9.99      10.01
Net Investment Income (Loss)                        $  0.54     0.48       0.46       0.32       0.06
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $ (0.10)   (0.14)      0.11      (0.12)     (0.02)
Distributions from Net Investment Income            $ (0.54)   (0.48)     (0.46)     (0.31)     (0.06)
Distributions from Realized Capital Gains                --       --         --      (0.05)        --
Net Asset Value, End of Period                      $  9.84     9.82       9.94       9.83       9.99
Total Return                                           4.52%    3.72%*     6.03%      2.01%      1.84%*
Net Assets End of Period (000)                       $4,192    2,423      7,144      4,841      2,423
Ratio of Expenses to Average Net Assets                0.80%    1.05%*     0.80%      0.78%      0.80%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                            5.43%    5.03%*     4.74%      3.11%      3.16%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                           1.32%    2.97%*     1.33%      1.41%      3.42%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)     4.91%    3.11%*     4.21%      2.48%      0.54%*
Portfolio Turnover Rate                                  94%      94%        88%       117%        36%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 22, 1995.
 (2) Commenced operations on March 18, 1993.

19

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Short-Term U.S. Treasury Securities Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           1.00%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .22%          .22%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .15%          .03%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .43%          .80%

Total Fund Operating Expenses After         .80%         1.05%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .18% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .49% FOR INVESTOR SHARES AND 1.32% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.32% FOR INVESTOR SHARES AND 2.97% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $18        $31       $35       $34       $54       $58       $108      $128
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

20

INVESTMENT GRADE TAX-EXEMPT BOND FUND

OBJECTIVE

The Investment Grade Tax-Exempt Bond Fund seeks to provide as high a level of total return through federally tax-exempt current income and capital appreciation as is consistent with the preservation of capital primarily through investment in investment grade tax-exempt obligations.

PORTFOLIO INVESTMENTS

The Fund invests primarily in investment-grade municipal bonds and debentures issued by:

    - any of the fifty states;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

The Fund may also invest in notes, tax-exempt commercial paper, and variable rate demand obligations. These securities must be rated in the highest two ratings categories. The Fund will only acquire unrated securities that are of comparable quality.

At least 80% of the Fund's total assets are invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax. The Fund also may invest in investment grade taxable debt securities, repurchase agreements, and securities subject to the federal alternative minimum tax (up to a maximum 20% of its total assets).

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from four to ten years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Investment Grade Tax-Exempt Bond Fund is subject to the following types of risk:

- Fund Risk;
- Interest Rate Risk;
- Credit Risk;
- Call Risk;
- Event Risk; and
- Hedging Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 20.

FUND MANAGEMENT

Mr. Ronald Schwartz, CFA, has managed the Investment Grade Tax-Exempt Bond Fund since the Fund began operations. He joined STI Capital Management, N.A. in 1988, and currently serves as a Senior Vice President.

21

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Investment Grade Tax-Exempt Bond Fund. The financial highlights for the Fund for the periods from inception through May 31,
1996 have been audited by                      , independent public accountants,
whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                                               1996           1995      1994       1993
                                                                        INVESTOR    FLEX     INVESTOR  INVESTOR  INVESTOR
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,              SHARES    SHARES(1) SHARES    SHARES    SHARES(2)
Net Asset Value, Beginning of Period                                    $ 11.30    11.30      10.69     10.79     10.00
Net Investment Income (Loss)                                            $  0.41     0.37       0.42      0.33      0.35
Realized and Unrealized Net Gains (Losses) on Investments               $  0.19     0.18       0.61      0.25      0.82
Distributions from Net Investment Income                                $ (0.41)   (0.37)     (0.42)    (0.33)    (0.35)
Distributions from Realized Capital Gains                               $ (0.37)   (0.37)        --     (0.35)    (0.03)
Net Asset Value, End of Period                                          $ 11.12    11.11      11.30     10.69     10.79
Total Return                                                               5.40%    4.91%*     9.91%     5.37%    11.88%*
Net Assets End of Period (000)                                          $37,427    5,536     41,693    46,182    15,844
Ratio of Expenses to Average Net Assets                                    1.15%    1.63%*     1.15%     1.14%     1.12%*
Ratio of Net Investment Income (Loss) to Average Net Assets                3.61%    3.12%*     3.88%     2.96%     3.61%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                           1.42%    2.25%*     1.43%     1.51%     1.83%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers and Reimbursements)                                               3.34%    2.50%*     3.60%     2.59%     2.90%*
Portfolio Turnover Rate                                                     514%     514%       592%      432%      345%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 1, 1995.
 (2) Commenced operations on June 9, 1992.

22

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Investment Grade Tax-Exempt Bond Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .61%          .61%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .28%          .56%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .26%          .46%

Total Fund Operating Expenses After        1.15%         1.63%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .74% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .43% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .26% FOR INVESTOR SHARES AND .51% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.43% FOR INVESTOR SHARES AND 2.25% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $49        $37       $73       $51       $98       $89       $172      $193
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

23

                FUND INFORMATION -- STATE TAX-EXEMPT BOND FUNDS

FLORIDA TAX-EXEMPT BOND FUND

OBJECTIVE

The Florida Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Florida residents without undue investment risk.

PORTFOLIO INVESTMENTS

The Fund primarily invests in Florida municipal bonds and debentures. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax. The issuers of these securities can be located in:

    - Florida;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

Municipal bonds must be rated investment grade or better. The Fund also may invest in notes, tax-exempt commercial paper, and variable rate demand obligations. These securities must be rated in the two highest ratings categories. No more than 25% of the Fund's total assets will be invested in securities rated BBB by Standard & Poor's Corporation (S&P) or Baa by Moody's Investors Services, Inc. (Moody's). The Fund will only acquire unrated securities that are of comparable quality.

The Fund also may invest in investment grade taxable debt securities, repurchase agreements, and securities subject to the federal alternative minimum tax (up to a maximum 20% of its total assets).

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Florida Tax-Exempt Bond Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk;

- Geographic Risk; and

- Hedging Risk.

24

For a description of these risks, please see "RISK CONSIDERATIONS" on page 20.

FUND MANAGEMENT

Mr. Ronald Schwartz, CFA, has managed of the Florida Tax-Exempt Bond Fund since it began operating. He joined STI Capital Management, N.A. in 1988, and currently serves as Senior Vice President.

25

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Florida Tax-Exempt Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by             , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                                                  1996          1995      1994
                                                                             INVESTOR  FLEX    INVESTOR INVESTOR
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MAY 31,                  SHARES   SHARES(1) SHARES  SHARES(2)
Net Asset Value, Beginning of Period                                         $10.18   10.19     9.75    10.00
Net Investment Income (Loss)                                                 $0.44     0.39     0.42     0.13
Realized and Unrealized Net Gains (Losses) on Investments                    $(0.06)  (0.06)    0.43    (0.25)
Distributions from Net Investment Income                                     $(0.44)  (0.39)   (0.42)   (0.13)
Distributions from Realized Capital Gains                                    $(0.05)  (0.05)      --       --
Net Asset Value, End of Period                                               $10.07   10.08    10.18     9.75
Total Return                                                                  3.76%    3.27%*   9.04%   (1.22)+
Net Assets End of Period (000)                                               $4,025   2,692    3,320    2,280
Ratio of Expenses to Average Net Assets                                       0.85%    1.35%*   0.85%    0.85%*
Ratio of Net Investment Income (Loss) to Average Net Assets                   4.28%    3.79%*   4.36%    3.67%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and
 Reimbursements)                                                              1.36%    2.54%*   1.50%    3.20%*
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding
 Waivers and Reimbursements)                                                  3.77%    2.60%*   3.71%    1.32%*
Portfolio Turnover Rate                                                         63%      63%     105%      53%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 1, 1995.
 (2) Commenced operations on January 18, 1994.

26

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Florida Tax-Exempt Bond Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .38%          .38%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .15%          .16%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .32%          .81%

Total Fund Operating Expenses After         .85%         1.35%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .18% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .53% FOR INVESTOR SHARES AND .89% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.36% FOR INVESTOR SHARES AND 2.54% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $46        $34       $64       $43       $83       $74       $138      $162
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

27

GEORGIA TAX-EXEMPT BOND FUND

OBJECTIVE

The Georgia Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Georgia residents without undue investment risk.

PORTFOLIO INVESTMENTS

The Fund primarily invests in Georgia municipal bonds and debentures. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax and substantially exempt from State of Georgia income tax. The issuers of these securities can be located in:

    - Georgia;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

Municipal securities must be rated investment grade or better. The Fund also may invest in notes, tax-exempt commercial paper, and variable rate demand obligations. These securities must be rated in the highest two ratings categories. No more than 25% of the Fund's assets may be invested in securities rated BBB by S&P or Baa by Moody's. The Fund will only acquire unrated securities that are of comparable quality.

The Fund may invest in commitments to purchase the above securities on a when-issued or delayed delivery basis, floating or variable rate securities, and may purchase municipal forwards, putable securities, medium term notes, and zero coupon securities. The Fund also may invest in investment grade taxable debt securities, repurchase agreements, and securities subject to the federal alternative minimum tax (up to a maximum 20% of its total assets).

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 6 to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Georgia Tax-Exempt Bond Fund is subject to the following types of risk:

- Fund Risk;
- Interest Rate Risk;
- Credit Risk;
- Call Risk;
- Event Risk;
- Geographic Risk; and
- Hedging Risk.

28

For a description of these risks, please see "RISK CONSIDERATIONS" on page 20.

FUND MANAGEMENT

Ms. Gay Cash has managed the Georgia Tax-Exempt Bond Fund since it began operating. She has more than 16 years of investment experience and has served as a Vice President of SunTrust Bank, Atlanta since 1987.

29

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Georgia Tax-Exempt Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by                      , independent public accountants, whose
report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                           1996            1995       1994
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR    FLEX     INVESTOR   INVESTOR
 ENDED MAY 31,                                       SHARES    SHARES(1)  SHARES    SHARES(2)
Net Asset Value, Beginning of Period                $ 9.65      9.72       9.44     10.00
Net Investment Income (Loss)                        $ 0.41      0.36       0.40      0.13
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $(0.05)    (0.14)      0.21     (0.56)
Distributions from Net Investment Income            $(0.41)    (0.36)     (0.40)    (0.13)
Distributions from Realized Capital Gains           $(0.02)    (0.02)        --        --
Net Asset Value, End of Period                      $ 9.58      9.56       9.65      9.44
Total Return                                          3.69%     2.25%*     6.70%    (4.29%)+
Net Assets End of Period (000)                      $3,418     4,207      3,268     3,300
Ratio of Expenses to Average Net Assets               0.85%     1.35%*     0.85%     0.85%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                           4.17%     3.66%*     4.31%     3.93%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                          1.41%     2.35%*     1.43%     2.36%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)    1.61%     2.66%*     3.73%     2.42%*
Portfolio Turnover Rate                                 60%       60%        25%       26%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 6, 1995.
 (2) Commenced operations on January 19, 1994.

30

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Georgia Tax-Exempt Bond Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .37%          .37%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .15%          .30%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .33%          .68%

Total Fund Operating Expenses After         .85%         1.35%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .18% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .58% FOR INVESTOR SHARES AND .70% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.41% FOR INVESTOR SHARES AND 2.35% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $46        $34       $64       $43       $83       $74       $138      $162
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                     ." Over the long-term, you may eventually pay more
than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

31

TENNESSEE TAX-EXEMPT BOND FUND

OBJECTIVE

The Tennessee Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax for Tennessee residents without undue investment risk.

PORTFOLIO INVESTMENTS

The Fund primarily invests in Tennessee municipal bonds and debentures. The Fund intends to be fully invested in municipal securities with income exempt from regular federal income tax and substantially exempt from State of Tennessee income tax. The issuers of these securities can be located in:

    - Tennessee;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories and possessions.

At least 80% of the Fund's total assets will be invested in securities the income from which is exempt from regular federal income tax and not treated as a preference item for purposes of the federal alternative minimum tax.

Municipal securities must be rated investment grade or better. The Fund also may invest in notes, tax-exempt commercial paper, and variable rate demand obligations. These securities must be rated in the highest two ratings categories. No more than 25% of the Fund's assets may be invested in securities rated BBB by S&P or Baa by Moody's. The Fund will only acquire unrated securities that are of comparable quality.

The Fund also may invest in taxable debt securities, repurchase agreements, and securities subject to the federal alternative minimum tax (up to a maximum 20% of its total assets).

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from six to 25 years, which may impact the Fund's exposure to interest rate risk. The Fund may shorten its average weighted maturity to as little as 90 days for temporary defensive purposes.

RISK CONSIDERATIONS

The Tennesee Tax-Exempt Bond Fund is subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk;

- Call Risk;

- Event Risk;

- Geographic Risk; and

- Hedging Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 20.

32

FUND MANAGEMENT

Mr. Ronald Schwartz, CFA, has managed of the Tennessee Tax-Exempt Bond Fund since the Fund began operating. He joined STI Capital in 1988 and currently serves as Vice President and Trust Investment Officer of SunTrust Bank, Chattanooga.

33

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor and Flex Shares of the Tennessee Tax-Exempt Bond Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have
been audited by                      , independent public accountants, whose
report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.


                                                           1996            1995       1994
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD       INVESTOR    FLEX     INVESTOR   INVESTOR
 ENDED MAY 31,                                       SHARES    SHARES(1)  SHARES    SHARES(2)
Net Asset Value, Beginning of Period                $ 9.53      9.59       9.23     10.00
Net Investment Income (Loss)                        $ 0.41      0.37       0.44      0.13
Realized and Unrealized Net Gains (Losses) on
 Investments                                        $(0.10)    (0.18)      0.29     (0.77)
Distributions from Net Investment Income            $(0.42)    (0.37)     (0.43)    (0.13)
Distributions from Realized Capital Gains               --        --         --        --
Net Asset Value, End of Period                      $ 9.42      9.41       9.53      9.23
Total Return                                          3.28%     1.98%*     8.24%    (6.39%)+
Net Assets End of Period (000)                      $1,523     2,017      1,170     1,127
Ratio of Expenses to Average Net Assets               0.85%     1.34%*     0.85%     0.85%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets                                           4.29%     3.80%*     4.70%*    3.74%*
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Reimbursements)                          2.08%     2.74%*     2.10%     6.60%*
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers and Reimbursements)    3.06%     2.40%*     3.45%    (2.01%)*
Portfolio Turnover Rate                                 41%       41%        28%       13%

* Annualized.
+ Cumulative since commencement of operations.
 (1) Commenced operations on June 5, 1995.
 (2) Commenced operations on January 19, 1994.

34

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor and Flex Shares of the Tennessee Tax-Exempt Bond Fund.

                                       INVESTOR
                                        SHARES     FLEX SHARES
                                     ------------  ------------
SHAREHOLDER TRANSACTION EXPENSES           3.75%         2.00%*

ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee          .00%          .00%
 Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees           .10%          .54%
 After Reimbursements(2)

Other Expenses After Fee Waivers(3)         .75%          .81%

Total Fund Operating Expenses After         .85%         1.35%
 Fee Waivers(4)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICES FEES WOULD BE .18% FOR INVESTOR SHARES AND 1.00% FOR FLEX SHARES.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE 1.25% FOR INVESTOR SHARES AND 1.09% FOR FLEX SHARES.

(4)ABSENT THE FEE WAIVERS AND REIMBURSEMENTS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 2.08% FOR INVESTOR SHARES AND 2.74% FOR FLEX SHARES. THESE FEE WAIVERS AND REIMBURSEMENTS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

                                                          1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    INVESTOR    FLEX     INVESTOR    FLEX    INVESTOR    FLEX    INVESTOR    FLEX
EXAMPLE                                              SHARES    SHARES*    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000,     $46        $34       $64       $43       $83       $74       $138      $162
 assuming (1) a 5% annual return; (2) the
 imposition of the maximum front-end sales charge;
 and (3) redemption at the end of each time
 period.

If you purchase shares through your financial institution, you may be charged separate fees by the financial institution. The EXAMPLE reflects the imposition of the maximum sales charge. However, you may qualify for reduced sales charge.
See "                           " Over the long-term, you may eventually pay
more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.'s Conduct Rules.

*Reflects the imposition of the Maximum Contingent Deferred Sales Charges.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

35

THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

THE INVESTMENT OBJECTIVES OF THE INVESTMENT GRADE BOND FUND, U.S. GOVERNMENT SECURITIES FUND, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND, SHORT-TERM BOND FUND, AND SHORT-TERM U.S. TREASURY SECURITIES FUND ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT A SHAREHOLDER VOTE.

RISK CONSIDERATIONS


                                 TYPE OF RISK                                        FUNDS SUBJECT TO RISK
FUND RISK -- The possibility that the Fund's performance during a specific       All Funds
 period may not meet, or exceed, that of the market as a whole.
INTEREST RATE RISK -- The potential for a decline in the price of fixed-income   All Funds
 securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.
CREDIT RISK -- The possibility that an issuer will be unable to make timely      All Funds
 payments of either principal or interest.
CALL RISK -- The possibility that securities with high interest rates will be    All Funds
 prepaid (or "called") by the issuer, prior to maturity, during periods of falling interest rates. This would require the Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.
EVENT RISK -- The possibility that corporate fixed-income securities may suffer  All Funds substantial declines in credit quality and market value due to corporate restructurings. While event risk may be high for certain corporate securities held by the Fund, event risk overall should be low because of the Fund's diversified holdings.
GEOGRAPHIC RISK -- The risk that a Fund's concentration of investments in        State Tax-Exempt Funds
 securities of issuers located in a single state or geographic region subject the Fund to economic conditions and government policies of that state or region that could adversely affect the value of the Fund.
PREPAYMENT RISK -- The risk that mortgage-backed and asset-backed securities     Investment Grade Bond Fund
 may be retired substantially earlier than their stated maturities or final      U.S. Government Securities
 distribution dates, resulting in a loss of all, or part, of any premium paid.    Fund
                                                                                 Limited-Term Federal Mortgage
                                                                                 Securities Fund
                                                                                 Short-Term Bond Fund
HEDGING RISK -- There are risks associated with hedging activities, including:   Investment Grade Bond Fund
-  The success of a hedging strategy may depend on an ability to predict         Short-Term Bond Fund
   movements in the prices of individual securities, fluctuations in markets,    Investment Grade Tax-Exempt
   and movements in interest rates;                                               Bond Fund
-  There may be an imperfect, or no, correlation between the changes in market   State Tax-Exempt Funds
   value of the securities held by the Fund and the prices of futures and options on futures;
-  There may not be a liquid secondary market for a futures contract or option;
-  Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

36


                                 TYPE OF RISK                                        FUNDS SUBJECT TO RISK
FOREIGN SECURITY RISKS -- There are risks associated with international          Investment Grade Bond Fund
 investing, including:                                                           Short-Term Bond Fund
CURRENCY RISK -- The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.
VOLATILITY -- Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.
FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.
REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S.
 banks and U.S. domestic issuers. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S.

37

PURCHASING FUND SHARES

CHOOSING INVESTOR OR FLEX SHARES

Each Fund offers two classes of shares in this Prospectus -- Investor Shares and Flex Shares. Each class has its own expense structure and other characteristics, allowing you to decide which class best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested and whether you plan to make additional investments. To help you in making this decision, an analysis program is available upon request through your local SunTrust Securities Investment Consultant.

     INVESTOR SHARES              FLEX SHARES
-------------------------  -------------------------
- Front-end sales charge   - Deferred sales charge
                             on shares redeemed
                             within one year of
                             purchase
- Lower annual expenses    - Higher annual expenses
- $2,000 minimum initial   - $10,000 minimum initial
  investment                 investment

HOW TO BUY FUND SHARES

You may buy either Investor or Flex Shares (and fractions of shares) by mail, telephone, or wire directly from the Transfer Agent, Federated Services Company. You may also purchase shares through a SunTrust Investment Consultant, certain correspondent banks of SunTrust Banks, Inc. or other financial institutions that have executed dealer agreements with the Trust's Distributor. Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

Your price per share (the offering price) will be the net asset value per share
(NAV) next determined after your purchase order is received by the Transfer Agent plus, in the case of Investor Shares, the applicable front-end sales charge. NAV for the Funds is calculated by (1) taking the current market value of a Fund's total assets for that class of shares (either Investor or Flex), (2) subtracting the liabilities applicable to that class of shares, and (3) dividing that amount by the total number of shares of that class owned by shareholders. In determining the market value of a Fund's assets, the Trust may use a pricing service to provide market quotations or valuations for certain securities owned by a Fund. Although the NAV for each class of shares is calculated the same way, the NAVs for the classes may, and are expected to, differ due to the different expenses charged to each class. The NAV is determined once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). Thus, to receive the current Business Day's NAV, purchase orders must be received before 4:00 p.m. Eastern time. If you purchase shares through a financial institution (rather than directly through the Transfer Agent), your order may have to be received by the financial institution at an earlier cutoff time for your purchase to become effective that day. This allows the financial institution time to process your order and transmit it to the Transfer Agent.

If you decide to buy shares directly from the Transfer Agent, first call 1-800-874-4770. Make your check out to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. The check must be payable in U.S. dollars. Third-party checks, credit cards, credit card checks and cash will not be accepted. Please note, if you buy shares with a check, and then sell those shares in a short period of time, the Trust can delay payment to you until your check clears, or for up to 15 Business Days, whichever comes first.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily

38
between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Transfer Agent at 1-800-428-6970 to complete all your purchase and redemption transactions.

FRONT-END SALES CHARGES -- INVESTOR SHARES
The following table shows: (1) the sales charge you pay (i) as a percentage of the offering price and (ii) as a percentage of your net investment (NAV multiplied by the number of shares you purchase); and (2) the amount that is paid to your dealer as a percentage of the offering price.

                                                                                     SALES CHARGE AS     DEALERS'
                                                                    SALES CHARGE AS  A PERCENTAGE OF  REALLOWANCE AS
                                                                    A PERCENTAGE OF     YOUR NET      A % OF OFFERING
                                                                    OFFERING PRICE     INVESTMENT          PRICE
                                                                    ---------------  ---------------  ---------------
U.S. GOVERNMENT SECURITIES, INVESTMENT GRADE TAX-EXEMPT BOND,
 INVESTMENT GRADE BOND, AND STATE TAX-EXEMPT BOND FUNDS
  Less than $100,000..............................................          3.75%            3.90%           3.375%
  $100,000 but less than $250,000.................................          3.25%            3.36%           2.925%
  250,000 but less than $1,000,000................................          2.50%            2.56%           2.250%
  $1,000,000 and over.............................................          1.50%            1.52%           1.350%
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
  Less than $100,000..............................................          2.50%            2.56%           2.250%
  $100,000 but less than $250,000.................................          1.75%            1.78%           1.575%
  $250,000 but less than $1,000,000...............................          1.25%            1.27%           1.125%
  $1,000,000 and over.............................................          None             None             None
SHORT-TERM BOND FUND
  Less than $100,000..............................................          2.00%            2.04%           1.800%
  $100,000 but less than $250,000.................................          1.50%            1.52%           1.350%
  $250,000 but less than $1,000,000...............................          1.00%            1.01%           0.900%
  $1,000,000 and over.............................................          None             None             None
SHORT-TERM U.S. TREASURY SECURITIES FUND
  Less than $100,000..............................................          1.00%            1.01%           0.900%
  $100,000 but less than $250,000.................................          0.75%            0.76%           0.675%
  $250,000 but less than $500,000.................................          0.50%            0.50%           0.450%
  $500,000 and over...............................................          None             None             None

The front-end sales charge will be waived on Investor Shares purchased:

    - through reinvestment of dividends and distributions;

    - through a SunTrust Securities, Inc. asset allocation account;

    - by persons repurchasing shares they redeemed within the last 60 days (see REPURCHASE OF INVESTOR SHARES, below).

    - by employees, and members of their immediate family, of SunTrust Banks, Inc. and its affiliates;

    - by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the trust department of a bank affiliated with SunTrust Banks, Inc.; or

39

    - by persons investing an amount less than or equal to the value of an account distribution, when an account for which a bank affiliated with SunTrust Banks, Inc. acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

REPURCHASE OF INVESTOR SHARES

You may repurchase any amount of Investor Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Investor Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, your purchase order must be received by the Transfer Agent within 60 days after your redemption. IN ADDITION, YOU MUST NOTIFY THE TRANSFER AGENT, WHEN YOU SEND IN YOUR PURCHASE ORDER, THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- INVESTOR SHARES

- RIGHTS OF ACCUMULATION. When calculating the sales charge applicable to your current purchase of Investor Shares, the Trust will combine the value of your current purchases with the current value of any Investor Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate, may also use this right of accumulation. The Trust will only consider the value of Investor Shares purchased previously that were sold subject to a sales charge. As a result, neither Investor Shares of STI Classic Money Market Funds nor Investor Shares purchased with dividends or distributions will be included in the calculation. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK THE DISTRIBUTOR FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Distributor with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide children's ages). The Trust may amend or terminate this right of accumulation at any time.

- LETTER OF INTENT. By submitting a Letter of Intent to the Transfer Agent, you may purchase Investor Shares for a 13-month period at the sales charge rate applicable to the total amount of your intended purchases. The Trust will only consider the value of Investor Shares sold subject to a sales charge. The Letter of Intent may, however, include purchases up to 90 days before the date of the Letter (although the purchase price of these prior purchases will not be adjusted).

  You are not legally bound by the terms of the Letter of Intent to purchase the intended amount of shares stated in the Letter. The Letter does, however, authorize the Transfer Agent to hold in escrow 3.75% of the total amount to be purchased. If the intended investment is not completed at the end of the 13 months (which begins on the date of the first purchase), the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the intended amount to be purchased) and the sales charge that would normally apply (based on the actual amount purchased).

- COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge, the Trust will combine same

40
  day purchases of Investor Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Investor Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -- FLEX SHARES

You do not pay an initial sales charge when you purchase Flex Shares. If, however, you redeem (sell) your shares within the first year after your purchase, you will pay a contingent deferred sales charge (CDSC) equal to 2.00% of either (1) NAV of the shares at the time of purchase, or (2) NAV of the shares at the time of redemption, whichever is less. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions. Thus, you never pay a CDSC on any increase in your investment above the initial purchase price. In addition, the CDSC does not apply to exchanges of Flex Shares of one Fund for Flex Shares of another Fund.

The CDSC will be waived on Flex Shares you sell for the following reasons:

    - to make certain distributions from a retirement plan;

    - because of death or disability; or

    - for certain payments under the Systematic Withdrawal Plan (discussed below).
MINIMUM PURCHASE -- INVESTOR SHARES

Your minimum initial purchase and any subsequent purchase of Investor Shares of any Fund must be at least $2,000 and $1,000 (or $100 via a statement coupon), respectively. Employees of SunTrust Banks, Inc., and members of their immediate family, however, may buy Investor Shares with an initial purchase of $1,000.

MINIMUM PURCHASE -- FLEX SHARES

Your minimum initial purchase and any subsequent purchase must be at least $10,000 and $1,000 (or $100 via a statement coupon), respectively. If you investment through the Systematic Investment Plan, described below, you will be subject to lower minimum purchase amounts.

MINIMUM PURCHASE -- RETIREMENT PLANS

A retirement plan may purchase either Investor Shares or Flex Shares of any Fund with a minimum initial investment of $2,000.

SYSTEMATIC INVESTMENT PLAN

You may purchase shares of either class of each Fund systematically through regular deductions from your checking or savings account (with a SunTrust Banks, Inc. affiliated bank). With a $500 minimum initial investment, you may begin making regularly scheduled investments of at least $50 and up to $100,000 once or twice a month. If you are buying Flex Shares, you should plan on investing at least $10,000 during the first two years. The Distributor may close your account if you do not meet the minimum investment requirement at the end of two years.

 THE DISTRIBUTOR MAY ACCEPT INVESTMENTS OF SMALLER AMOUNTS, FOR EITHER CLASS OF SHARES, AT ITS DISCRETION. IN ADDITION, THE TRUST RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER WHEN THE DISTRIBUTOR DETERMINES THAT ACCEPTING THE ORDER WOULD NOT BE IN THE BEST INTERESTS OF THE TRUST AND/OR SHAREHOLDERS.

41

REDEEMING FUND SHARES

HOW TO SELL YOUR FUND SHARES

You may sell (redeem) your Investor or Flex Shares on any day that NAV is calculated, by contacting the Transfer Agent directly by mail, telephone or, if eligible, via FUNDLINK. You may also make redemption requests (in writing or by telephone) through SunTrust Investment Consultants and through certain correspondent banks of SunTrust Banks, Inc. Redemption requests made via telephone or FUNDLINK (1-800-428-6970) must be for at least $1,000. Redemption requests of $25,000 or more must be in writing and must include a signature guarantee (a notarized signature is not sufficient). The price of each share will be the next NAV determined after receipt of your redemption request less, in the case of Flex Shares, any applicable CDSC. Redemption requests must be received by the transfer agent by 4:00 p.m. Eastern time to get that day's NAV.

RECEIVING YOUR MONEY

Your redemption proceeds will normally be sent within five Business Days of the Transfer Agent receiving your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee), transferred to your bank account via FUNDLINK, or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE ("ACH"), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE FOR UP TO 15 BUSINESS DAYS.

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price ("redemption in kind"). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.

INVOLUNTARY REDEMPTIONS

If your account balance drops below the required minimum, $2,000 for Investor Shares and $10,000 for Flex Shares, you may be required to redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the redemption.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange to make monthly, quarterly, semi-annual, or annual withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your account with a SunTrust Banks, Inc. affiliated bank.

EXCHANGES

You may exchange your Investor or Flex Shares by contacting an Investment Consultant of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. in writing or by telephone, or by contacting the Transfer Agent directly via FUNDLINK. Exchange requests must be for at least $1,000. You may exchange your shares for shares of another Fund in the Trust up to four times during a calendar year without restriction. More than four exchanges during a year may be viewed as abuse of the exchange privilege. In such a case, the Trust may charge you a $10.00 fee for each additional exchange. You will, however, be

42
notified before any fee is charged. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

INVESTOR SHARES

You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). Should you exchange shares into a Fund with the same, lower or no sales charge (a Money Market
Fund), there is no sales charge for the exchange.

FLEX SHARES

You may exchange Flex Shares of any Fund for Flex Shares of any other Fund or for Investor Shares of the Money Market Funds of the Trust. No CDSC is imposed on redemptions of Money Market Fund share you acquire in an exchange, provide you hold your shares for at least one year from your initial purchase date. If you exchange Flex Shares of any Fund for Investor Shares of a Money Market Fund, you may then, subsequently, only exchange those Money Market Fund Investor Shares for Flex Shares.

 TELEPHONE REDEMPTION AND EXCHANGE TRANSACTIONS ARE EXTREMELY CONVENIENT, BUT NOT WITHOUT RISK. TO TRY TO KEEP YOUR TELEPHONE TRANSACTIONS AS SAFE, SECURE AND RISK FREE AS POSSIBLE, THE TRUST HAS DEVELOPED CERTAIN SAFEGUARDS AND PROCEDURES FOR DETERMINING THE IDENTITY OF CALLERS AND AUTHENTICITY OF INSTRUCTIONS. AS A RESULT, NEITHER THE TRUST NOR ITS TRANSFER AGENT WILL BE RESPONSIBLE FOR ANY LOSS, LIABILITY, COST, OR EXPENSE FOR ACTING UPON TELEPHONE OR WIRE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. IF YOU CHOOSE TO MAKE TELEPHONE TRANSACTIONS, YOU WILL GENERALLY BEAR THE RISK OF ANY LOSS.

DIVIDENDS AND DISTRIBUTIONS

Income dividends of each Fund are declared daily and paid monthly. If you own Fund shares on the record date, you will be entitled to receive dividends. The Funds make capital gains distributions at least annually.

You will receive dividends and distributions in the form of additional Shares unless you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their Shareholders. We have not tried to present a detailed explanation of the tax treatment of the Funds or their Shareholders. WE URGE YOU TO

43
CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

The following summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO THE SHAREHOLDER.

Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

Capital gains distributions will be taxed as long-term capital gains, regardless of how long you have held your Fund Shares. Some distributions paid in January may be taxable in the previous year. Corporations may be entitled to a dividends-received deduction for a portion of dividends they receive.

TAX-EXEMPT DISTRIBUTIONS

The State Tax-Exempt Funds, the Tax-Exempt Money Market Fund, and the Investment Grade Tax-Exempt Bond Fund may pay exempt-interest dividends. Exempt-interest dividends are excludable from your gross income for federal income tax purposes, but may have alternative minimum tax consequences. Current federal tax laws limit the types and number of bonds that pay exempt interest. This may hinder a Fund's ability to pay exempt-interest dividends.

STATE TAX CONSIDERATIONS

A portion of the distributions you receive may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax exempt under state law. However, you should verify your tax liability with your tax advisor.

Please refer to the SAI for more tax information.

STI CLASSIC FUNDS INFORMATION

THE TRUST

The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

GENERAL INFORMATION

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class.

As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act. However, a meeting

44
may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports.

SHAREHOLDER INQUIRIES

You may contact the Transfer Agent to obtain information on account statements, procedures, and other related information by calling 1-800-874-4770.

INVESTMENT ADVISORS

The Advisors make investment decisions for the assets of the Funds they advise and continuously review, supervise, and administer their respective Fund's investment program. The Trustees of the Trust supervise the Advisors and establish policies that the Advisors must follow in their day-to-day management activities.

Trusco Capital Management, Inc. serves as the Advisor to the Short-Term U.S. Treasury Securities, Short-Term Bond, and U.S. Government Securities Funds. As
of              , 1997, Trusco had approximately $   billion in assets under
management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

STI Capital Management, N.A. serves as the Advisor to the Limited-Term Federal Mortgage Securities, Investment Grade Bond, Investment Grade Tax-Exempt Bond,
and Florida Tax-Exempt Bond Funds. As of             , 1997, STI Capital had
approximately $   billion in assets under management. The principal business address of STI Capital is P.O. Box 3808, Orlando, Florida 32802.

SunTrust Bank, Chattanooga, N.A. serves as the Advisor to the Tennessee
Tax-Exempt Bond Fund. As of             , 1997, SunTrust Bank, Chattanooga, N.A.
had approximately $   billion in assets under management. The principal business address of SunTrust Bank, Chattanooga, N.A. is 736 Market Street, Chattanooga, Tennessee 37402.

SunTrust Bank, Atlanta serves as the Advisor to the Georgia Tax-Exempt Bond
Fund. As of             , 1997, SunTrust Bank, Atlanta had approximately $
billion in assets under management. The principal address for SunTrust Bank, Atlanta is 25 Park Place, Atlanta, Georgia 30303.

The Advisors are indirect wholly-owned subsidiaries of SunTrust Banks, Inc.("SunTrust"). SunTrust is a southeastern regional bank holding company with
assets of $   billion, as of             , 1997. SunTrust is one of the 20
largest banking companies in the U.S. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management
of approximately $   billion, as of             , 1997.

The Advisors may use their affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION

SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI

45
Investments Company (SEI), serves as each Fund's distributor under a Distribution Agreement.

The Investor Shares of each Fund have a Distribution Plan. Under the Distribution Plan, the Distributor is entitled to receive an annual fee of up to:

    - .18% of the average daily net assets of the Short-Term U.S. Treasury Securities Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, and Tennessee Tax-Exempt Bond Fund;

    - .23% of the average daily net assets of the Short-Term Bond Fund and Limited-Term Federal Mortgage Securities Fund;

    - .43% of the average daily net assets of the Investment Grade Bond Fund and Investment Grade Tax-Exempt Bond Fund; and

    - .38% of the average daily net assets of the U.S. Government Securities
      Fund.

The Distributor may use this fee:

    - as compensation for its distribution-related services or shareholder services; or

    - to compensate financial institutions and intermediaries, such as banks (including SunTrust Banks, Inc.'s affiliate and correspondent banks), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries for performing distribution-related or shareholder services.

The Distributor may waive all, or a portion of its fee to limit the net expenses of the Funds to the amounts set forth in each Fund's Transaction and Operating Expenses.

It is possible that a financial institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. A prospective investor may visit any one of the Investment Services offices of SunTrust Banks, Inc.'s affiliate banks (as listed on the last pages of this Prospectus), SunTrust Securities, Inc. or certain correspondent banks of SunTrust Banks, Inc. to receive copies of the Prospectuses for the Investor Shares and Flex Shares of the Trust and application forms.

Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

At times, the Distributor may use its own funds to provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of Fund Shares.

Trust Shares of each Fund are offered without a sales charge primarily to financial institutions, and are described in a separate prospectus. You may call 1-800-874-4770 to receive more information about Trust Shares.

ADMINISTRATION

SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                     FEE
--------------------------------------------  ---------
$1 - $1 billion                                  0.10%
over $1 billion to $5 billion                    0.07%
over $5 billion to $8 billion                    0.05%
over $8 billion to $10 billion                   0.045%
over $10 billion                                 0.04%

At times, the Administrator may voluntarily waive all or a portion of its administration fees.

46

                   INVESTMENT PRACTICES -- FIXED-INCOME FUNDS

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.

                                                                          LIMITED-TERM
                                                                U.S.         FEDERAL                   SHORT-TERM    INVESTMENT
                                               INVESTMENT    GOVERNMENT     MORTGAGE                  U.S. TREASURY  GRADE TAX-
                                               GRADE BOND    SECURITIES    SECURITIES    SHORT-TERM    SECURITIES    EXEMPT BOND
            SECURITY OR PRACTICE                  FUND          FUND          FUND        BOND FUND       FUND          FUND
ADRs                                                X            --            --            --            --            --
Asset-Backed Securities                             X            --            --             X             X            --
Bank Obligations                                                 X              X                          --
Borrowing                                       (33 1/3%)    (33 1/3%)      (33 1/3%)     (33 1/3%)     (33 1/3%)     (33 1/3%)
Commercial Paper (Highest Quality)                                              X                          --
Corporate Debt Obligations (Investment Grade)     X(6)         (35%)          (35%)         X(6)           --           (20%)
Dollar Rolls                                       --            X              X            --            --            --
Futures and Options on Futures                      X            *              *             X            --             X
Illiquid Securities                               (15%)        (15%)          (15%)         (15%)         (15%)         (15%)
Mortgage-Backed Securities                        X(2)           X              X           X(3)           --            --
Municipal Securities                               --            --            --           X(6)           --           X(4)
Puts                                                X            *              *             X            --             X
Repurchase Agreements                               *            X              X             X            --           (20%)
Securities Lending                              (33 1/3%)    (33 1/3%)      (33 1/3%)     (33 1/3%)     (33 1/3%)     (33 1/3%)
Securities of Foreign Issuers                       X            --            --             X            --            --
Standby Commitments                                 X            --            --             X            --             X
Supranational Agency Obligations                    X            --            --             X            --            --
Swaps, Caps, Floors and Collars                     X            --            --            --            --            --
U.S. Treasury and Agency Obligations                X            X              X             X             X           (20%)
When-Issued Securities                          (33 1/3%)    (33 1/3%)      (33 1/3%)     (33 1/3%)     (33 1/3%)     (33 1/3%)
Zero Coupon Obligations                             X            --            --             X            --             X

                                                 FLORIDA      GEORGIA     TENNESSEE
                                               TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
            SECURITY OR PRACTICE                BOND FUND    BOND FUND    BOND FUND
ADRs                                               --           --           --
Asset-Backed Securities                            --           --           --
Bank Obligations                                  X(1)         X(1)         X(1)
Borrowing                                       (33 1/3%)    (33 1/3%)    (33 1/3%)
Commercial Paper (Highest Quality)                X(1)         X(1)         X(1)
Corporate Debt Obligations (Investment Grade)     (20%)        (20%)        (20%)
Dollar Rolls                                       --           --           --
Futures and Options on Futures                      X            X            X
Illiquid Securities                               (15%)        (15%)        (15%)
Mortgage-Backed Securities                         --           --           --
Municipal Securities                              X(6)         X(6)         X(6)
Puts                                                X            X            X
Repurchase Agreements                             (20%)        (20%)        (20%)
Securities Lending                              (33 1/3%)    (33 1/3%)    (33 1/3%)
Securities of Foreign Issuers                      --           --           --
Standby Commitments                                 X            X            X
Supranational Agency Obligations                   --           --           --
Swaps, Caps, Floors and Collars                    --           --           --
U.S. Treasury and Agency Obligations              (20%)        (20%)        (20%)
When-Issued Securities                          (33 1/3%)    (33 1/3%)    (33 1/3%)
Zero Coupon Obligations                             X            X           --

(1) For temporary, defensive purposes only.
(2) Including purchase up to 35% privately-issued mortgage-backed securities.
(3) Including purchase up to 25% privately-issued mortgage-backed securities.
(4) Fund must invest at least 65% of its assets in municipal securities. Of this 65%, 75% must be rated A or better.
(5) Includes only obligations issued by foreign branches of U.S. banks and by London branches of foreign banks.
(6) May purchase up to 25% rated BBB or Baa.

47

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.

                                           LIMITED-TERM
                                 U.S.         FEDERAL                   SHORT-TERM    INVESTMENT
                INVESTMENT    GOVERNMENT     MORTGAGE                  U.S. TREASURY  GRADE TAX-     FLORIDA      GEORGIA
  TEMPORARY     GRADE BOND    SECURITIES    SECURITIES    SHORT-TERM    SECURITIES    EXEMPT BOND  TAX-EXEMPT   TAX-EXEMPT
 INVESTMENTS       FUND          FUND          FUND        BOND FUND       FUND          FUND       BOND FUND    BOND FUND
Cash                 X            X              X             X             X             X            X            X
Money Market         X            X              X             X             X             X            X            X
 Instruments
Short-Term           X            X              X             X             X             X            X            X
 Obligations

                                           LIMITED-TERM
                                 U.S.         FEDERAL                   SHORT-TERM    INVESTMENT
                INVESTMENT    GOVERNMENT     MORTGAGE                  U.S. TREASURY  GRADE TAX-     FLORIDA      GEORGIA
  INVESTMENT    GRADE BOND    SECURITIES    SECURITIES    SHORT-TERM    SECURITIES    EXEMPT BOND  TAX-EXEMPT   TAX-EXEMPT
 RESTRICTIONS      FUND          FUND          FUND        BOND FUND       FUND          FUND       BOND FUND    BOND FUND
Securities of       5%            5%            5%            5%            5%            5%           5%           5%
 Any One
 Issuer(1)
Outstanding         10%          10%            10%           10%           10%           10%          10%          10%
 Voting
 Securities of
 Any One
 Issuer
Securities of       25%          25%            25%           25%           25%           25%          25%          25%
 Issuers in
 Any One
 Industry(2)
Expected             %            %              %             %             %             %            %            %
 Annual
 Portfolio
 Turnover

                                  U.S.
                               GOVERNMENT
                 TENNESSEE     SECURITIES   TAX-EXEMPT
  TEMPORARY      TAX-EXEMPT   MONEY MARKET     MONEY
 INVESTMENTS     BOND FUND        FUND      MARKET FUND
Cash                 X             X             X
Money Market         X             X             X
 Instruments
Short-Term           X             X             X
 Obligations
                    U.S.
                 GOVERNMENT
                 SECURITIES    TAX-EXEMPT
  INVESTMENT    MONEY MARKET  MONEY MARKET
 RESTRICTIONS       FUND          FUND
Securities of        5%            5%
 Any One
 Issuer(1)
Outstanding         10%           10%
 Voting
 Securities of
 Any One
 Issuer
Securities of       25%           25%
 Issuers in
 Any One
 Industry(2)
Expected             %             %
 Annual
 Portfolio
 Turnover

(1) A Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.
(2) Additional information relating to industry classifications can be found in the SAI.

48

MORE ABOUT INVESTMENT PRACTICES

The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

AMERICAN DEPOSITARY RECEIPTS (ADRs) are securities, typically issued by a U.S. financial institution (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

ASSET-BACKED SECURITIES are backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt.

BANK OBLIGATIONS are SHORT-TERM CORPORATE OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit (CDs), custodial receipts, and time deposits.

DOLLAR ROLLS are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is against the past interest income on the securities sold to arrive at an implied borrowing rate.

EQUITY SECURITIES include common and preferred stocks, warrants, rights to subscribe to common stock, and convertible securities and may be publicly or privately issued.

EURODOLLAR AND YANKEE BANK OBLIGATIONS are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the U.S. by foreign banks.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

A Fund may use futures contracts, and related options, for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to minimize fluctuations in foreign currencies or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

Index futures are futures contracts for various indices that are traded on registered securities exchanges. An index futures contract obligates the seller to deliver (and the purchaser to take)

49
an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.

ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.

INVESTMENT COMPANY SHARES -- Shares of other mutual funds may be purchased by the Funds to the extent consistent with applicable law.

LOAN PARTICIPATIONS are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, short-term debt instruments, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. Government Agencies, and SHORT-TERM CORPORATE OBLIGATIONS.

MORTGAGE-BACKED SECURITIES are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, and adjustable rate mortgages, and floating rate mortgages.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. It is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) are debt obligations or multi-class pass-through certificates issued by agencies or instrumentalities of the U.S. Government, or by private originators, or investors in mortgage loans. Each class of a CMO is issued with a specific fixed or floating interest rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates. This can result in a loss of all, or part, of any premium paid.

REMICS are CMOs that qualify for special tax treatment under the Internal Revenue Code. They invest in certain mortgages that are principally secured by interests in real property. These securities are often guaranteed as to the payment of principal and/or interest as payments are required to be made on the underlying mortgage participation certificates.

50

STRIPPED MORTGAGE-BACKED SECURITIES (SMBS) are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

MUNICIPAL FORWARDS are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date.

MUNICIPAL LEASE OBLIGATIONS are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES consist of:

    - Debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending these funds to other public institutions and facilities, and;

    - Certain private activity and industrial development bonds issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

OBLIGATIONS OF SUPRANATIONAL ENTITIES -- Obligations of supranational entities are established through the joint participation of several governments, and including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions judged to present minimal risk of bankruptcy during the term of the agreement based on established guidelines.

RESTRICTED SECURITIES are securities that may not be sold freely to the public without registering under the Securities Act of 1933 or an exemption from registration. The Trust's Board of Trustees has adopted procedures for determining the liquidity of restricted securities.

51

SECURITIES LENDING -- To generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral.

SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporation, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risk considerations associated with foreign securities. (See "Foreign Securities
Risks" on page   .)

SHORT-TERM CORPORATE OBLIGATIONS are corporate obligations maturing in 397 days or less, including commercial paper and other short-term corporation obligations.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

TEMPORARY DEFENSIVE INVESTMENTS -- For temporary defensive purposes, the Funds may invest up to 100% of their assets in MONEY MARKET INSTRUMENTS and SHORT-TERM CORPORATE OBLIGATIONS or hold cash. To the extent that the Funds are investing for temporary defensive purposes, they will not be pursuing their respective investment objectives.

U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the instrumentality.

U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable, or floating, rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

ZERO COUPON OBLIGATIONS are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

52

SUNTRUST AND INVESTMENT SERVICES OFFICES OF SUNTRUST BANKS, INC. AFFILIATE
BANKS:

FLORIDA: (STATEWIDE TOLL FREE) 1-800-526-1177

SUNTRUST SECURITIES, INC. -- FLORIDA

200 S. Orange Avenue
Tower 10
Orlando, FL 32801
(407) 237-4380
1-800-432-4760, ext. 4380

501 E. Las Olas Boulevard
Ft. Lauderdale, FL 33301
(954) 765-7422

Boca Raton Office
800 S. Federal Highway
Boca Raton, FL 33435
(561) 243-6707

Coral Ridge Office
2626 E. Oakland Park Blvd.
Ft. Lauderdale, FL 33306
(954) 765-2155

Delray Beach Office
302 E. Atlantic Avenue
Delray Beach, FL 33483
(561) 243-6750

5200 W. Atlantic Ave.
Delray Beach, FL 33484
(561) 243-6743

Hollywood Office
2001 Hollywood Blvd.
Hollywood, FL 33021
(954) 765-7062

Palm Beach Office
303 Royal Poinciana Plaza
Palm Beach, FL 33480
(561) 835-2855

PGA Office
4500 PGA Blvd.
Palm Beach Gardens, FL 33410
(561) 835-2802

8200 W. Broward Blvd.
Plantation, FL 33324
(954) 765-7661

777 Brickell Avenue
Miami, FL 33131
(305) 579-7450

401 E. Jackson Street
Tampa, FL 33602
(813) 224-2517

700 Virginia Avenue
Ft. Pierce, FL 34982
(407) 467-6459

Osceola Office
111 E. Osceola Street
Stuart, FL 34994
(407) 223-6012

Belnova Office
120 S. Ridgewood Avenue
Daytona Beach, FL 32114
(904) 258-2390

Bill France Office
4900 Clyde Morris Blvd.
Port Orange, FL 32119
(904) 258-2654

Deland Office
302 E. New York Avenue
Deland, FL 32724
(904) 822-5891

200 W. Forsyth Street
Jacksonville, FL 32202
(904) 632-2534

53

1612 E. Cape Coral Parkway
Cape Coral, FL 33904
(941) 540-6128

Pelican Bay Office
801 Laurel Oak Drive
Naples, FL 33963
(941) 598-0515

South Gate Office
3400 S. Tamiami Trail
Sarasota, FL 34230
(941) 316-4027

Port Charlotte Office
18501 Murdock Circle
Port Charlotte, FL 33949
(941) 625-9286

5899 Whitfield Avenue
Sarasota, FL 34243
(941) 359-7415

North Beneva Office
3577 Fruitville Road
Sarasota, FL 34237
(941) 316-4003

South Beneva Office
8181 S. Tamiami Trail
Sarasota, FL 34231
(941) 927-7903

Venice Office
200 Nokomis Avenue South
Venice, FL 34285
(941) 486-4417

210 Security Square
Winter Haven, FL 33880
(941) 297-6855

One East Jefferson Street
Brooksville, FL 34601
(352) 754-5798

Crystal River Office
1502 SE Highway 19
Crystal River, FL 34428
(352) 795-8214

5435 Gall Blvd.
Zephyrhills, FL 33541
(813) 780-4154

6335 U.S. Highway 19
New Port Richey, FL 34652
(813) 861-4375

Seven Hills Office
1170 Mariner Blvd.
Spring Hill, FL 34609
(352) 754-5779

203 E. Silver Springs Blvd.
Ocala, FL 34470
(352) 368-6477

3522 Thomasville Road
Tallahassee, FL 32308
(904) 298-5064

511 W. 23rd Street
Panama City, FL 32405
(904) 872-6086

11 Hoffman Drive
Gulf Breeze, FL 32561
(904) 435-1264

GEORGIA:

SUNTRUST SECURITIES, INC. -- GEORGIA

55 Park Place
First Floor
Atlanta, GA 30303
(404) 588-8108
1-800-600-6350

101 N. Lumpkin Street
Athens, GA 30601
(706) 354-5346

54

Gainesville Branch
427 Oak Street
Gainesville, GA 30501
(770) 503-8674

100 East Second Avenue
Rome, GA 30161
(706) 236-4325

2815 Wrightsboro Road
Augusta, GA 30909
(706) 821-2015

606 Cherry Street
Macon, GA 31201
(912) 755-5175

1246 First Avenue
Columbus, GA 31901
(706) 649-3631

33 Bull Street, Suite 208
Savannah, GA 31401
(912) 944-1165

410 W. Broad Avenue
Albany, GA 31701
(912) 430-5468

Coffee County Branch
201 S. Peterson Avenue
Douglas, GA 31533
(912) 383-5242

510 Gloucester Street
Brunswick, GA 31520
(912) 262-5322

Sea Island Road Branch
701 Sea Island Road
St. Simons Island, GA 31522
(912) 638-3620
(912) 262-2227

TENNESSEE:

SUNTRUST SECURITIES, INC. -- TENNESSEE

424 Church Street
4th Floor
Nashville, TN 37219
(615) 748-4477
1-800-932-2652

736 Market Street
Chattanooga, TN 37402
(423) 757-3005
TN WATS 1-800-572-7306, Ext. 3005
Bordering States WATS
1-800-874-1083, Ext. 3005
Out of State WATS
1-800-251-6266, Ext. 3005

9950 Kingston Pike
Knoxville, TN 37997
(423) 544-2181
1-800-456-1177

207 Mockingbird Lane
Johnson City, TN 37604
(423) 461-1005

25 Public Square
Lawrenceburg, TN 38464
(615) 762-3511

ALABAMA:

SUNTRUST SECURITIES, INC. -- ALABAMA

201 South Court Street
Florence, AL 35630
(205) 767-8537

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISORS

           Trusco Capital Management, Inc.       50 Hurt Plaza
                                                 Suite 1400
                                                 Atlanta, GA 30303

           STI Capital Management, N.A.          P.O. Box 3808
                                                 Orlando, FL 32802

           SunTrust Bank, Atlanta                25 Park Place
                                                 Atlanta, GA 30303

           SunTrust Bank, Chattanooga, N.A.      736 Market Street
                                                 Chattanooga, TN 37402

*          DISTRIBUTOR

           SEI Investments Distribution Co.      Oaks, PA 19456

*          ADMINISTRATOR

           SEI Fund Resources                    Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company            Federated Investors
                                                 Tower
                                                 Pittsburgh, PA
                                                 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                c/o STI Trust &
                                                 Investment
                                                 Operations, Inc.
                                                 303 Peachtree Street
                                                 N.E.
                                                 14th Floor
                                                 Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP           1800 M Street, N.W.
                                                 Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

WHY INVEST IN MUTUAL FUNDS?

How you invest for your future is one of the most important decisions you will ever make. The investments you select today can make a big difference when it comes time to pay for your children's educations or for your own comfortable retirement. But with so many investments to choose from, it's hard to know where to start.

Mutual funds may be the answer. A mutual fund is an investment company that pools money from its shareholders and invests it in a variety of securities, including stocks, bonds and money market securities. When you become a shareholder, you own a proportionate share of the assets of the funds. The value of your shares increases or decreases in line with the performance of the investments in the fund. Many funds pay regular dividends that may be reinvested to purchase additional shares of the fund. This may help your investment to grow even faster.

BENEFITS OF MUTUAL FUNDS

There are many benefits to mutual fund investing. When you invest in individual stocks or bonds you are on your own. You must do the research. You choose the security. You time the purchase and you decide when to sell. Perhaps you have a stockbroker to help you. Then, you pay the commission on each transaction.

With a mutual fund investment, you have a professional portfolio manager with the expertise and resources needed to choose appropriate investments that meet the objectives of the fund's investors. When you invest in individual securities, you alone bear the costs of investing. With a mutual fund investment, trading costs are shared by all fund investors. When you invest in individual securities, you need to purchase a wide range of securities to truly diversify your portfolio. With a mutual fund investment, you experience immediate diversification. With individual securities, it may be difficult to liquidate your investment. Mutual fund shares are easily sold at their current value.

ABOUT STI CLASSIC FUNDS

But, there are thousands of mutual funds to choose from. How do you know which to choose? The name you trust for your banking today can offer you the investment expertise you need to plan for your future.

STI Classic Funds offers you a wide range of investment strategies. Your money will be managed by professional portfolio managers with many years of investment experience in equity, fixed-income, and money market funds.

The STI Classic Funds are advised by STI Capital Management, N.A., Trusco Capital Management, Inc., SunTrust Bank, Atlanta, and SunTrust Bank, Chattanooga, N.A. These advisory units are affiliates of SunTrust Banks, Inc., a
super-regional bank holding company with approximately $    billion in
discretionary assets under management. Currently, these advisors collectively
manage more than $    billion in equity and fixed-income mutual fund assets.

Additional information about the Funds is included in a Statement of Additional
Information dated                  (the SAI). The SAI has been filed with the
Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual report, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR SEI INVESTMENTS DISTRIBUTION CO. (THE DISTRIBUTOR).

                                   PROSPECTUS

                               STI CLASSIC FUNDS

                                INVESTOR SHARES

                        PRIME QUALITY MONEY MARKET FUND
                  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND

                        Investment Advisor to the Funds:
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE ADVISOR)

The STI Classic Funds (the Trust) is a mutual fund that offers shares in a number of separate investment portfolios (each a Fund and, collectively, the Funds). This Prospectus gives you important information about the Investor Shares of the Money Market Funds listed above. Please read this Prospectus, and keep it for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. THE SECURITIES AND EXCHANGE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISORS, OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS, INCLUDING SUNTRUST BANKS, INC. THE TRUST'S SHARES ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN FUND SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A CONSTANT VALUE OF $1.00 PER SHARE.

OCTOBER 1, 1997

2

ABOUT THE TRUST

STI Classic Funds is a diversified, open-end management investment company. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities. You may purchase shares in each money market fund through two separate classes (Trust Shares and Investor Shares). The separate classes provide for variations in distribution and service fees, transfer agent fees, voting rights, and dividends. This Prospectus relates to the Investor Shares of the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund, and Tax-Exempt Money Market Fund (the Money Market Funds).

ABOUT MONEY MARKET FUNDS

The Money Market Funds are governed by SEC Rules which impose certain quality, maturity, and diversification requirements. Each Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable net asset value per share. All securities purchased by the Funds must have remaining maturities of 13 months or less.

3

                     FUND INFORMATION -- MONEY MARKET FUNDS

PRIME QUALITY MONEY MARKET FUND

OBJECTIVE

The Prime Quality Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in high quality money market instruments.

PORTFOLIO INVESTMENTS

The Fund will invest in short-term, high quality instruments denominated in U.S. dollars, including:

    - U.S. Treasury obligations;

    - U.S. Government obligations;

    - commercial paper issued by domestic and foreign issuers;

    - obligations of U.S. commercial banks (including foreign branches of these banks), U.S. and London branches of foreign banks, or savings and loan and thrift institutions;

    - corporate obligations issued by companies with commercial paper rated in the highest short-term ratings category;

    - obligations of supranational entities rated in the highest short-term ratings category.

Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

The Prime Quality Money Market Fund is subject to the following types of risk:

- Fund Risk;
- Interest Rate Risk;
- Credit Risk;

- Call Risk;
- Event Risk; and
- Foreign Security Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 8.

4

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor Shares of the Prime Quality Money Market Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been
audited by                      , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE
 PERIOD ENDED MAY 31,                         1996         1995         1994       1993(1)
Net Asset Value, Beginning of Period        $    1.00       1.00         1.00        1.00
Net Investment Income (Loss)                $    0.05       0.05         0.03        0.03
Realized and Unrealized Net Gains (Losses)
 on Investments                                    --         --           --          --
Distributions from Net Investment Income        (0.05)     (0.05)       (0.03)      (0.03)
Distributions from Realized Capital Gains          --         --           --          --
Net Asset Value, End of Period              $    1.00       1.00         1.00        1.00
Total Return                                     5.08%      4.62%        2.71%       2.75%*
Net Assets End of Period (000)              $215,696     157,616      129,415      61,578
Ratio of Expenses to Average Net Assets          0.75%      0.75%        0.75%       0.75%*
Ratio of Net Investment Income (Loss) to
 Average Net Assets                              4.94%      4.55%        2.67%       2.68%*
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Reimbursements)          1.00%      1.01%        0.99%       1.02%*
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers and
 Reimbursements)                                 4.69%      4.29%        2.43%       2.41%

* Annualized.
 (1) Commenced operations on June 8, 1992.

5

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor Shares of the Prime Quality Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .50%
Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees              .14%
After Reimbursements(2)

Other Expenses After Fee Waivers(2)            .11%

Total Fund Operating Expenses After            .75%
Fee Waivers and Reimbursements(3)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICE FEES WOULD BE .20%.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .15%.

(3)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .15%.

(4)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN 1.00%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming     $       8    $      24    $      42    $      93
 (1) a 5% annual return; and (2) redemption at the end of
 each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

6

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

OBJECTIVE

The U.S. Government Securities Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve Book-Entry System (U.S. Treasury Obligations), securities of wholly-owned corporations of the U.S. Government that are backed by the full faith and credit of the U.S. Government and repurchase agreements with approved dealers collateralized by U.S. Treasury obligations, and U.S. Government Subsidiary Corporation securities.

PORTFOLIO INVESTMENTS

The Fund will invest exclusively in:

    - U.S. Treasury Obligations;

    - securities of wholly-owned corporations of the U.S. Government that are backed by the full faith and credit of the U.S. Government; and

    - repurchase agreements.

Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

The U.S. Government Securities Money Market Fund is subject to the following types of risk:

- Fund Risk;
- Interest Rate Risk;

- Credit Risk; and
- Call Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 8.

7

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor Shares of the U.S. Government Securities Money Market Fund. The financial highlights for the Fund for the periods from inception through May 31,
1996 have been audited by                      , independent public accountants,
whose report appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE
 PERIOD ENDED MAY 31,                          1996        1995        1994       1993(1)
Net Asset Value, Beginning of Period        $   1.00        1.00        1.00        1.00
Net Investment Income (Loss)                $   0.05        0.04        0.03        0.03
Realized and Unrealized Net Gains (Losses)
 on Investments                                   --          --          --          --
Distributions from Net Investment Income       (0.05)      (0.04)      (0.03)      (0.03)
Distributions from Realized Capital Gains         --          --          --          --
Net Asset Value, End of Period              $   1.00        1.00        1.00        1.00
Total Return                                    4.99%       4.51%       2.63%       2.65%*
Net Assets End of Period (000)               $58,608      46,639      32,395      16,688
Ratio of Expenses to Average Net Assets         0.75%       0.75%       0.75%       0.75%*
Ratio of Net Investment Income (Loss) to
 Average Net Assets                             4.88%       4.51%       2.54%       2.57%*
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Reimbursements)         0.99%       1.02%       0.97%       1.11%*
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers and
 Reimbursements)                                4.64%       4.24%       2.32%       2.21%

* Annualized.
 (1) Commenced operations on June 8, 1992.

8

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor Shares of the U.S. Government Securities Fund.

TRUST SHARES

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .51%
Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees              .08%
After Reimbursements2

Other Expenses After Fee Waivers(3)            .16%

Total Fund Operating Expenses After            .72%
Fee Waivers and Reimbursements(3)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD .65% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICE FEES WOULD BE .17%.

(2)ABSENT VOLUNTARY WAIVERS, OTHER EXPENSES WOULD BE .17%.

(3)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .99%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

EXAMPLE                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming     $       8    $      24    $      42    $      93
 (1) a 5% annual return; and (2) redemption at the end of
 each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

9

TAX-EXEMPT MONEY MARKET FUND

OBJECTIVE

The Tax-Exempt Money Market Fund seeks to provide as high a level of current interest income exempt from regular federal income tax as is consistent with preservation of capital and liquidity.

PORTFOLIO INVESTMENTS

The Fund intends to be fully invested in securities the interest on which is exempt from regular federal income taxes. The Fund primarily invests in high quality, short-term municipal obligations of issuers located in:

    - all fifty states;

    - District of Columbia; and

    - Puerto Rico and other U.S. territories.

At least 80% of the Fund's total assets will be invested in securities with income exempt from regular federal income taxes and not treated as a preference item for purposes of the federal alternative minimum tax.

The Fund also may invest in U.S. dollar denominated:

    - taxable money market instruments;

    - U.S. Government obligations;

    - repurchase agreements; and

    - securities subject to the federal alternative minimum tax (up to a maximum of 20% of its total assets).

Although the Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that price will be constantly maintained.

RISK CONSIDERATIONS

The Tax-Exempt Money Market Fund subject to the following types of risk:

- Fund Risk;

- Interest Rate Risk;

- Credit Risk; and

- Call Risk.

For a description of these risks, please see "RISK CONSIDERATIONS" on page 8.

10

                             PERFORMANCE HIGHLIGHTS

The table that follows presents information about the investment results of the Investor Shares of the Tax-Exempt Money Market Fund. The financial highlights for the Fund for the periods from inception through May 31, 1996 have been
audited by                      , independent public accountants, whose report
appears in STI Classic Fund's annual report which accompanies the Statement of Additional Information. The annual report for the Fund is available to Shareholders at no charge by calling 1-800-474-4770.

FOR A SHARE OUTSTANDING THROUGHOUT THE
 PERIOD ENDED MAY 31,                          1996        1995        1994       1993(1)
Net Asset Value, Beginning of Period        $   1.00        1.00        1.00        1.00
Net Investment Income (Loss)                $   0.03        0.03        0.02        0.02
Realized and Unrealized Net Gains (Losses)
 on Investments                                   --          --          --          --
Distributions from Net Investment Income       (0.03)      (0.03)      (0.02)      (0.02)
Distributions from Realized Capital Gains         --          --          --          --
Net Asset Value, End of Period              $   1.00        1.00        1.00        1.00
Total Return                                    3.16%       3.00%       1.96%       2.00%*
Net Assets End of Period (000)               $95,223      87,647      61,675      35,209
Ratio of Expenses to Average Net Assets         0.62%       0.55%       0.54%       0.53%*
Ratio of Net Investment Income (Loss) to
 Average Net Assets                             3.10%       3.00%       1.93%       1.95%*
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Reimbursements)         0.85%       0.87%       0.88%       0.95%*
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers and
 Reimbursements)                                2.87%       2.68%       1.59%       1.53%

* Annualized.
 (1) Commenced operations on June 8, 1992.

11

                       TRANSACTION AND OPERATING EXPENSES

The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Investor Shares of the Tax-Exempt Money Market Fund.

SHAREHOLDER TRANSACTION EXPENSES               None

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF NET ASSETS)

Investment Advisory Fees After Fee             .47%
Waivers and Reimbursements(1)

12b-1 Distribution & Service Fees              .09%
After Reimbursements(2)

Other Expenses After Fee Waivers(3)            .16%

Total Fund Operating Expenses After            .72%
Fee Waivers and
Reimbursements(4)(,)(5)

(1)ABSENT VOLUNTARY WAIVERS AND REIMBURSEMENTS, INVESTMENT ADVISORY FEES WOULD BE .55% OF AVERAGE NET ASSETS.

(2)ABSENT VOLUNTARY REIMBURSEMENTS BY THE DISTRIBUTOR, 12B-1 DISTRIBUTION AND SERVICE FEES WOULD BE .15%.

(3)ABSENT WAIVERS AND REIMBURSEMENTS, OTHER EXPENSES WOULD BE .16% OF AVERAGE NET ASSETS.

(4)ABSENT THE FEE WAIVERS DESCRIBED ABOVE, TOTAL OPERATING EXPENSES WOULD HAVE BEEN .86%. THESE FEE WAIVERS ARE VOLUNTARY AND MAY BE DISCONTINUED AT ANY TIME AT THE DISCRETION OF THE SERVICE PROVIDER THAT IS WAIVING ITS FEE.

(5)TOTAL OPERATING EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

EXAMPLE                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000, assuming     $       7    $      23    $      40    $      89
 (1) a 5% annual return; and (2) redemption at the end of
 each time period.

THE INFORMATION CONTAINED IN THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

12

THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

RISK CONSIDERATIONS


                                 TYPE OF RISK                                        FUNDS SUBJECT TO RISK
FUND RISK -- The possibility that the Fund's performance during a specific       All Funds
 period may not meet, or exceed, that of the market as a whole.
INTEREST RATE RISK -- The potential for a decline in the price of fixed-income   All Funds
 securities due to rising interest rates. This risk will be greater for long-term securities than for short-term securities.
CREDIT RISK -- The possibility that an issuer will be unable to make timely      All Funds
 payments of either principal or interest.
CALL RISK -- The possibility that securities with high interest rates will be    All Funds
 prepaid (or "called") by the issuer, prior to maturity, during periods of falling interest rates. This would require the Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.
EVENT RISK -- The possibility that corporate fixed-income securities may suffer  Prime Quality Money Market
 substantial declines in credit quality and market value due to corporate        Fund
 restructurings. While event risk may be high for certain corporate securities held by the Fund, event risk overall should be low because of the Fund's diversified holdings.
FOREIGN SECURITY RISKS -- There are risks associated with international          Prime Quality Money Market
 investing, including:                                                           Fund
CURRENCY RISK -- The possibility that changes in foreign exchange rates will affect, favorably or unfavorably, the value of foreign securities.
VOLATILITY -- Investments in foreign stock markets can be more volatile than investments in U.S. markets. Diplomatic, political, or economic developments could affect investments in foreign countries.
EXPENSE CONSIDERATIONS -- Fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements for handling U.S. securities of equal value.
FOREIGN TAXES -- Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the securities comprising the portfolio.
REGULATORY ENVIRONMENT -- Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies. Foreign branches of U.S. banks, foreign banks, and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S.
 banks and U.S. domestic issuers. There is generally less government regulation of securities exchanges, brokers, and listed companies abroad than in the U.S.

13

PURCHASING FUND SHARES

HOW TO BUY FUND SHARES

You may buy Investor Shares (and fractions of shares) by mail, telephone, or wire directly from the Transfer Agent, Federated Services Company. You may also purchase shares through a SunTrust Investment Consultant, certain correspondent banks of SunTrust Banks, Inc. or other financial institutions that have executed dealer agreements with the Trust's Distributor. Shares are offered continuously, and may be purchased on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day).

Your price per share (the offering price) will be the net asset value per share
(NAV) next determined after your purchase order is received by the Trust. The Trust expects the NAV of each Money Market Fund to remain constant at $1.00 per share. NAV for the Money Market Funds is calculated by (1) taking the current market value of a Fund's total assets using the amortized cost method of valuing securities, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares of that class owned by shareholders. The NAV is determined once each Business Day at the close of the New York Stock Exchange (4:00 p.m. Eastern time). All money market funds are required to use the amortized cost valuation method, which is described in detail in the Trust's Statement of Additional Information (SAI).

Your purchase order will be effective as of the Business Day it is received by the Transfer Agent. You will be eligible to receive dividends declared the same day if (1) the Transfer Agent receives the order (i) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or (ii) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund; and (2) the Custodian receives federal funds (readily available funds) before 4:00 p.m. Eastern time on the same day. Otherwise your purchase order will be effective the next Business Day, provided the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next Business Day.

If you decide to buy shares directly from the Transfer Agent, first call 1-800-874-4770. Make your check out to "STI Classic Funds" and include the name of the appropriate Fund(s) on the check. Your check must be payable in U.S. dollars. Third-party checks, credit cards, credit card checks and cash will not be accepted. PLEASE NOTE, IF YOU BUY SHARES WITH A CHECK, AND THEN SELL THOSE SHARES IN A SHORT PERIOD OF TIME, THE TRUST CAN DELAY PAYMENT TO YOU UNTIL YOUR CHECK CLEARS, OR FOR UP TO 15 BUSINESS DAYS, WHICHEVER COMES FIRST.

FUNDLINK

FUNDLINK is a telephone-activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Transfer Agent at 1-800-428-6970 to complete all your purchase and redemption transactions.

MINIMUM PURCHASE

Your minimum initial purchase, and any subsequent purchase, of Investor Shares of any Money Market Fund must be at least $5,000 and $1,000 (or $100 via a statement coupon), respectively.

14

SYSTEMATIC INVESTMENT PLAN

You may purchase shares of the Money Market Funds systematically through regular deductions from your checking or savings account (with a SunTrust Banks, Inc. affiliated bank). With a $500 minimum initial investment, you may begin making regularly scheduled investments of at least $50 and up to $100,000 once or twice a month.

 THE DISTRIBUTOR MAY ACCEPT INVESTMENTS OF SMALLER AMOUNTS AT ITS DISCRETION. IN ADDITION, THE TRUST RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER WHEN THE DISTRIBUTOR DETERMINES THAT ACCEPTING THE ORDER WOULD NOT BE IN THE BEST INTERESTS OF THE TRUST AND/OR SHAREHOLDERS.

REDEEMING FUND SHARES

HOW TO SELL YOUR FUND SHARES

You may sell (redeem) your Shares on any day that NAV is calculated, by contacting the Transfer Agent directly by mail, telephone or, if eligible, via FUNDLINK. You may also make redemption requests (in writing or by telephone) through Investment Consultants of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., and through certain correspondent banks of SunTrust Banks, Inc. Redemption requests made via telephone or FUNDLINK (1-800-428-6970) must be for at least $1,000. Your redemption request will be effective as of the Business Day it is received by the Transfer Agent (1) before 11:00 a.m. Eastern time for the Tax-Exempt Money Market Fund, or (2) before 1:00 p.m. Eastern time for the Prime Quality Money Market Fund and U.S. Government Securities Money Market Fund.

RECEIVING YOUR MONEY

Your redemption proceeds will normally be sent within five Business Days of the Transfer Agent receiving your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee), transferred to your bank account via FUNDLINK, or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH AUTOMATED CLEARING HOUSE (ACH), REDEMPTION PROCEEDS MAY NOT BE AVAILABLE FOR UP TO 15 BUSINESS DAYS.

REDEMPTIONS IN KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders in the Fund) the Trust reserves the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you.

INVOLUNTARY REDEMPTIONS

If your account balance drops below the $5,000 required minimum, you may be required to redeem your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid the redemption.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your Fund account, you may use the systematic withdrawal plan. Under the plan you may arrange to make monthly, quarterly, semi-

15
annual, or annual withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your account with a SunTrust Banks, Inc. affiliated bank.

EXCHANGES

You may exchange Investor Shares of any Fund for Investor Shares of any other Fund. Shares you exchange for the first time from a Money Market Fund (which has no sales charge) into a Fund with a sales charge are subject to that sales charge. Similarly, shares you exchange for the first time into a Fund with a higher sales charge are subject to an incremental sales charge (the difference between the lower and higher applicable sales charges). Should you exchange shares into a Fund with the same, lower, or no sales charge (a Money Market
Fund), there is no sales charge for the exchange.

You may exchange your Investor Shares by contacting an Investment Consultant of a SunTrust Banks, Inc. affiliated bank, SunTrust Securities, Inc., or certain correspondent banks of SunTrust Banks, Inc. in writing or by telephone, or by contacting the Transfer Agent directly via FUNDLINK. Exchange requests must be for at least $1,000. You may exchange your shares for shares of another Fund in the Trust up to four times during a calendar year without restriction. More than four exchanges during a year may be viewed as abuse of the exchange privilege. In such a case, the Trust may charge you a $10.00 fee for each additional exchange. You will, however, be notified before any fee is charged. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

 TELEPHONE REDEMPTION AND EXCHANGE TRANSACTIONS ARE EXTREMELY CONVENIENT, BUT NOT WITHOUT RISK. TO TRY TO KEEP YOUR TELEPHONE TRANSACTIONS AS SAFE, SECURE, AND RISK FREE AS POSSIBLE, THE TRUST HAS DEVELOPED CERTAIN SAFEGUARDS AND PROCEDURES FOR DETERMINING THE IDENTITY OF CALLERS AND AUTHENTICITY OF INSTRUCTIONS. AS A RESULT, NEITHER THE TRUST NOR ITS TRANSFER AGENT WILL BE RESPONSIBLE FOR ANY LOSS, LIABILITY, COST, OR EXPENSE FOR ACTING UPON TELEPHONE OR WIRE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. IF YOU CHOOSE TO MAKE TELEPHONE TRANSACTIONS, YOU WILL GENERALLY BEAR THE RISK OF ANY LOSS.

DIVIDENDS AND DISTRIBUTIONS

Income dividends of each Fund are declared daily and paid monthly. The Funds make capital gains distributions at least annually.

You will receive dividends and distributions in the form of additional shares unless the you have elected to receive payment in cash. To elect cash payment, you must notify the Transfer Agent in writing prior to the date of distribution. Your election will become effective for dividends paid after the Transfer Agent receives your written notice. To cancel your election, simply send written notice to the Transfer Agent.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their Shareholders. We have not tried to present a

16
detailed explanation of the tax treatment of the Funds or their Shareholders. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE, AND LOCAL INCOME TAXES.

The following summary is based on current tax laws, which may be changed by legislative, judicial, or administrative action.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

A SALE, EXCHANGE OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO THE SHAREHOLDER. Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDEND IN CASH OR IN ADDITIONAL SHARES.

Capital gains distributions will be taxed as long-term capital gains, regardless of how long you have held your Fund shares. Some distributions paid in January may be taxable in the previous year. Corporations may be entitled to a dividends-received deduction for a portion of dividends they receive.

TAX-EXEMPT DISTRIBUTIONS

The Tax-Exempt Money Market Fund may pay exempt-interest dividends. Exempt-interest dividends are excludable from your gross income for regular federal income tax purposes, but may have alternate minimum tax consequences.

Current federal tax laws limit the types and number of bonds that pay exempt interest. This may hinder a Fund's ability to pay exempt-interest dividends.

STATE TAX CONSIDERATIONS

A portion of the distributions you receive may be exempt from state taxation. Each year you will be notified of the percentage of income and distributions that may be tax exempt under state law. However, you should verify your tax liability with your tax advisor.

Please refer to the SAI for more tax information.

STI CLASSIC FUNDS INFORMATION

THE TRUST

The Trust is organized as a Massachusetts business trust. The Trust is permitted to offer separate portfolios of shares and different classes of each Fund. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

BOARD OF TRUSTEES

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services.

17

GENERAL INFORMATION

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class.

As a Massachusetts business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act of 1940. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports.

SHAREHOLDER INQUIRIES

You may contact the Transfer Agent to obtain information on account statements, procedures, and other related information by calling 1-800-874-4770.

INVESTMENT ADVISOR

The Advisor makes investment decisions for the assets of the Funds it advises and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities.

Trusco Capital Management, Inc. serves as the Advisor to the Prime Quality Money Market, U.S. Government Securities Money Market, and Tax-Exempt Money Market
Fund. As of      , 1997, Trusco had approximately $  billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. (SunTrust). SunTrust is a southeastern regional bank holding company with assets
of $  billion, as of             , 1997. SunTrust is one of the 20 largest
banking companies in the U.S. Its three principal subsidiaries -- SunTrust Banks of Florida, Inc., SunTrust Banks of Georgia, Inc. and SunTrust Banks of Tennessee, Inc. -- provide a wide range of personal and corporate banking, trust, and investment services through more than 600 locations in the tri-state area. SunTrust Banks, Inc. has discretionary assets under management of
approximately $  billion, as of          , 1997.

The Advisor may use its affiliates as brokers for the Funds' portfolio transactions.

DISTRIBUTION

SEI Investments Distribution Co. (the Distributor), a wholly-owned subsidiary of SEI Investments Company (SEI), serves as each Fund's distributor under a Distribution Agreement. The Investor Shares of each Fund have a Distribution Plan. Under the Distribution Plan, the Distributor is entitled to receive an annual fee of up to:

    - 20% of the average daily net assets of the Prime Quality Money Market
      Fund;

    - 17% of the average daily net assets of the U.S. Government Securities Money Market Fund; and

    - 15% of the average daily net assets of the Tax-Exempt Money Market Fund.

18

The Distributor may use this fee:

    - as compensation for its distribution-related services or shareholder services; or

    - to compensate financial institutions and intermediaries, such as banks (including SunTrust Banks, Inc.'s affiliate and correspondent banks), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries for performing distribution-related or shareholder services.

The Distributor may waive all, or a portion of its fee to limit the net expenses of the Funds to the amounts set forth in each Fund's Transaction and Operating Expenses.

It is possible that a financial institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares.

You may visit any one of the Investment Services offices of SunTrust Banks, Inc.'s affiliate banks (as listed on the last pages of this Prospectus), SunTrust Securities, Inc. or certain correspondent banks of SunTrust Banks, Inc. to receive copies of the Prospectuses for the Investor Shares and Flex Shares of the Trust and application forms.

Each Fund may use the Distributor as its broker for portfolio transactions. The Distributor receives compensation from the Funds for its brokerage services.

At times, the Distributor may use its own funds to provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of Fund Shares.

Trust Shares of each Fund are offered without a sales charge primarily to financial institutions, and are described in a separate prospectus. You may call 1-800-874-4770 to receive more information about Trust Shares.

ADMINISTRATION

SEI Fund Resources acts as the Trust's Administrator. For its administrative services, the Administrator is entitled to a fee from each Fund, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE NET ASSETS                     FEE
--------------------------------------------  ---------
$1 - $1 billion                                  0.10%
over $1 billion to $5 billion                    0.07%
over $5 billion to $8 billion                    0.05%
over $8 billion to $10 billion                   0.045%
over $10 billion                                 0.04%

At times, the Administrator may voluntarily waive all or a portion of its administration fees.

19

                   INVESTMENT PRACTICES -- MONEY MARKET FUNDS

(%) = Maximum percentage permissible. Except for Illiquid Securities, all percentages shown are of total assets.
X = No policy limitation; Fund may be using currently.
* = Permitted, but not typically used.
-- = Not permitted.


                                                          PRIME QUALITY MONEY   U.S. GOVERNMENT SECURITIES    TAX-EXEMPT MONEY
                 SECURITY OR PRACTICE                         MARKET FUND            MONEY MARKET FUND          MARKET FUND
Bank Obligations                                                   X                        --                     (20%)
Borrowing                                                      (33 1/3%)                 (33 1/3%)               (33 1/3%)
Commercial Paper (Highest Quality)                                 X                        --                       X
Illiquid Securities                                              (10%)                     (10%)                   (10%)
Repurchase Agreements                                              X                         X                       X
Securities Lending                                             (33 1/3%)                 (33 1/3%)               (33 1/3%)
Securities of Foreign Issuers                                  (25%)(2)                     --                       --
Standby Commitments                                                X                        --                       --
Supranational Agency Obligations                                   X                        --                       --
U.S. Treasury and Agency Obligations                               X                         X                     (20%)
When-Issued Securities                                         (33 1/3%)                 (33 1/3%)               (33 1/3%)

(1) May purchase up to 20% taxable commercial paper.
(2) Includes only obligations issued by foreign branches of U.S. banks and by London branches of foreign banks.

                                                          PRIME QUALITY MONEY   U.S. GOVERNMENT SECURITIES    TAX-EXEMPT MONEY
                 TEMPORARY INVESTMENTS                        MARKET FUND            MONEY MARKET FUND          MARKET FUND
Cash                                                               X                         X                       X
Money Market Instruments                                           X                         X                       X
Short-Term Obligations                                             X                         X                       X

                                                          PRIME QUALITY MONEY   U.S. GOVERNMENT SECURITIES    TAX-EXEMPT MONEY
                INVESTMENT RESTRICTIONS                       MARKET FUND            MONEY MARKET FUND          MARKET FUND
Securities of Any One Issuer(1)                                   5%                        5%                       5%
Outstanding Voting Securities of Any One Issuer                   10%                       10%                     10%
Securities of Issuers in Any One Industry(2)                      25%                       25%                     25%

(1) A Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law.
(2) Additional information relating to industry classifications can be found in the SAI.

20

MORE ABOUT INVESTMENT PRACTICES

The following is a description of some of the permitted investments for the Funds. Further discussion is contained in the SAI.

BANK OBLIGATIONS are SHORT-TERM CORPORATE OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit (CDs), custodial receipts, and time deposits.

EURODOLLAR AND YANKEE BANK OBLIGATIONS are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks. Yankee bank obligations are U.S. dollar denominated obligations issued in the U.S. by foreign banks.

ILLIQUID SECURITIES are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books.

MONEY MARKET INSTRUMENTS are high quality, dollar-denominated, short-term debt instruments, including BANK OBLIGATIONS, U.S. TREASURY OBLIGATIONS, U.S. Government Agencies, and SHORT-TERM CORPORATE OBLIGATIONS.

MUNICIPAL LEASE OBLIGATIONS are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES consist of:

    - Debt obligations issued by, or on behalf of, public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and;

    - Certain private activity and industrial development bonds issued by, or on behalf of, public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (tolls from a bridge, for example). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

OBLIGATIONS OF SUPRANATIONAL ENTITIES -- Supranational entities are established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

REPURCHASE AGREEMENTS are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. A Fund will enter into repurchase agreements only with financial institutions judged to present minimal risk of bankruptcy during the term of the agreement

21
based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

SECURITIES LENDING -- In order to generate additional income, a Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral.

SECURITIES OF FOREIGN ISSUERS are securities issued by foreign corporation, including foreign branches of U.S. banks and foreign banks, and by foreign governments or their agencies or instrumentalities. There are special risk considerations associated with foreign securities. (See "Foreign Securities
Risks" on page    .)

SHORT-TERM CORPORATE OBLIGATIONS are corporate obligations maturing in 397 days or less, including commercial paper and other short-term corporation obligations.

STANDBY COMMITMENTS AND PUTS -- Securities subject to standby commitments or puts permit the holder to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and others are supported only by the credit of the instrumentality.

U.S. TREASURY OBLIGATIONS consist of bills, notes, and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS).

VARIABLE AND FLOATING RATE INSTRUMENTS involve certain obligations that may carry variable, or floating, rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of, and payment for, these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement.

22

SUNTRUST AND INVESTMENT SERVICES OFFICES OF SUNTRUST BANKS, INC. AFFILIATE
BANKS:

FLORIDA: (STATEWIDE TOLL FREE) 1-800-526-1177

SUNTRUST SECURITIES, INC. -- FLORIDA

200 S. Orange Avenue
Tower 10
Orlando, FL 32801
(407) 237-4380
1-800-432-4760, ext. 4380

501 E. Las Olas Boulevard
Ft. Lauderdale, FL 33301
(954) 765-7422

Boca Raton Office
800 S. Federal Highway
Boca Raton, FL 33435
(561) 243-6707

Coral Ridge Office
2626 E. Oakland Park Blvd.
Ft. Lauderdale, FL 33306
(954) 765-2155

Delray Beach Office
302 E. Atlantic Avenue
Delray Beach, FL 33483
(561) 243-6750

5200 W. Atlantic Ave.
Delray Beach, FL 33484
(561) 243-6743

Hollywood Office
2001 Hollywood Blvd.
Hollywood, FL 33021
(954) 765-7062

Palm Beach Office
303 Royal Poinciana Plaza
Palm Beach, FL 33480
(561) 835-2855

PGA Office
4500 PGA Blvd.
Palm Beach Gardens, FL 33410
(561) 835-2802

8200 W. Broward Blvd.
Plantation, FL 33324
(954) 765-7661

777 Brickell Avenue
Miami, FL 33131
(305) 579-7450

401 E. Jackson Street
Tampa, FL 33602
(813) 224-2517

700 Virginia Avenue
Ft. Pierce, FL 34982
(407) 467-6459

Osceola Office
111 E. Osceola Street
Stuart, FL 34994
(407) 223-6012

Belnova Office
120 S. Ridgewood Avenue
Daytona Beach, FL 32114
(904) 258-2390

Bill France Office
4900 Clyde Morris Blvd.
Port Orange, FL 32119
(904) 258-2654

Deland Office
302 E. New York Avenue
Deland, FL 32724
(904) 822-5891

200 W. Forsyth Street
Jacksonville, FL 32202
(904) 632-2534

23

1612 E. Cape Coral Parkway
Cape Coral, FL 33904
(941) 540-6128

Pelican Bay Office
801 Laurel Oak Drive
Naples, FL 33963
(941) 598-0515

South Gate Office
3400 S. Tamiami Trail
Sarasota, FL 34230
(941) 316-4027

Port Charlotte Office
18501 Murdock Circle
Port Charlotte, FL 33949
(941) 625-9286

5899 Whitfield Avenue
Sarasota, FL 34243
(941) 359-7415

North Beneva Office
3577 Fruitville Road
Sarasota, FL 34237
(941) 316-4003

South Beneva Office
8181 S. Tamiami Trail
Sarasota, FL 34231
(941) 927-7903

Venice Office
200 Nokomis Avenue South
Venice, FL 34285
(941) 486-4417

210 Security Square
Winter Haven, FL 33880
(941) 297-6855

One East Jefferson Street
Brooksville, FL 34601
(352) 754-5798

Crystal River Office
1502 SE Highway 19
Crystal River, FL 34428
(352) 795-8214

5435 Gall Blvd.
Zephyrhills, FL 33541
(813) 780-4154

6335 U.S. Highway 19
New Port Richey, FL 34652
(813) 861-4375

Seven Hills Office
1170 Mariner Blvd.
Spring Hill, FL 34609
(352) 754-5779

203 E. Silver Springs Blvd.
Ocala, FL 34470
(352) 368-6477

3522 Thomasville Road
Tallahassee, FL 32308
(904) 298-5064

511 W. 23rd Street
Panama City, FL 32405
(904) 872-6086

11 Hoffman Drive
Gulf Breeze, FL 32561
(904) 435-1264

GEORGIA:

SUNTRUST SECURITIES, INC. -- GEORGIA

55 Park Place
First Floor
Atlanta, GA 30303
(404) 588-8108
1-800-600-6350

101 N. Lumpkin Street
Athens, GA 30601
(706) 354-5346

24

Gainesville Branch
427 Oak Street
Gainesville, GA 30501
(770) 503-8674

100 East Second Avenue
Rome, GA 30161
(706) 236-4325

2815 Wrightsboro Road
Augusta, GA 30909
(706) 821-2015

606 Cherry Street
Macon, GA 31201
(912) 755-5175

1246 First Avenue
Columbus, GA 31901
(706) 649-3631

33 Bull Street, Suite 208
Savannah, GA 31401
(912) 944-1165

410 W. Broad Avenue
Albany, GA 31701
(912) 430-5468

Coffee County Branch
201 S. Peterson Avenue
Douglas, GA 31533
(912) 383-5242

510 Gloucester Street
Brunswick, GA 31520
(912) 262-5322

Sea Island Road Branch
701 Sea Island Road
St. Simons Island, GA 31522
(912) 638-3620
(912) 262-2227

TENNESSEE:

SUNTRUST SECURITIES, INC. -- TENNESSEE

424 Church Street
4th Floor
Nashville, TN 37219
(615) 748-4477
1-800-932-2652

736 Market Street
Chattanooga, TN 37402
(423) 757-3005
TN WATS 1-800-572-7306, Ext. 3005
Bordering States WATS
1-800-874-1083, Ext. 3005
Out of State WATS
1-800-251-6266, Ext. 3005

9950 Kingston Pike
Knoxville, TN 37997
(423) 544-2181
1-800-456-1177

207 Mockingbird Lane
Johnson City, TN 37604
(423) 461-1005

25 Public Square
Lawrenceburg, TN 38464
(615) 762-3511

ALABAMA:

SUNTRUST SECURITIES, INC. -- ALABAMA

201 South Court Street
Florence, AL 35630
(205) 767-8537

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           Trusco Capital Management, Inc.       50 Hurt Plaza
                                                 Suite 1400
                                                 Atlanta, GA 30303

*          DISTRIBUTOR

           SEI Investments Distribution Co.      Oaks, PA 19456

*          ADMINISTRATOR

           SEI Fund Resources                    Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company            Federated Investors
                                                 Tower
                                                 Pittsburgh, PA
                                                 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                c/o STI Trust &
                                                 Investment
                                                 Operations, Inc.
                                                 303 Peachtree Street
                                                 N.E.
                                                 14th Floor
                                                 Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP           1800 M Street, N.W.
                                                 Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

WHY INVEST IN MUTUAL FUNDS?

How you invest for your future is one of the most important decisions you will ever make. The investments you select today can make a big difference when it comes time to pay for your children's educations or for your own comfortable retirement. But with so many investments to choose from, it's hard to know where to start.

Mutual funds may be the answer. A mutual fund is an investment company that pools money from its shareholders and invests it in a variety of securities, including stocks, bonds and money market securities. When you become a shareholder, you own a proportionate share of the assets of the funds. The value of your shares increases or decreases in line with the performance of the investments in the fund. Many funds pay regular dividends that may be reinvested to purchase additional shares of the fund. This may help your investment to grow even faster.

BENEFITS OF MUTUAL FUNDS

There are many benefits to mutual fund investing. When you invest in individual stocks or bonds you are on your own. You must do the research. You choose the security. You time the purchase and, you decide when to sell. Perhaps you have a stockbroker to help you. Then, you pay the commission on each transaction.

With a mutual fund investment, you have a professional portfolio manager with the expertise and resources needed to choose appropriate investments that meet the objectives of the fund's investors. When you invest in individual securities, you alone bear the costs of investing. With a mutual fund investment, trading costs are shared by all fund investors. When you invest in individual securities, you need to purchase a wide range of securities to truly diversify your portfolio. With a mutual fund investment, you experience immediate diversification. With individual securities, it may be difficult to liquidate your investment. Mutual fund shares are easily sold at their current value.

ABOUT STI CLASSIC FUNDS

But, there are thousands of mutual funds to choose from. How do you know which to choose? The name you trust for your banking today can offer you the investment expertise you need to plan for your future.

STI Classic Funds offers you a wide range of investment strategies. Your money will be managed by professional portfolio managers with many years of investment experience in equity, fixed-income and money market funds.

The STI Classic Funds are advised by STI Capital Management, N.A., Trusco Capital Management, Inc., SunTrust Bank, Atlanta, and SunTrust Bank, Chattanooga, N.A. These advisory units are affiliates of SunTrust Banks, Inc., a super-regional bank holding company with approximately $ billion in discretionary assets under management. Currently, these advisors collectively manage more than $ billion in equity and fixed-income mutual fund assets.

Additional information about the Funds is included in a Statement of Additional
Information dated            (the SAI). The SAI has been filed with the
Securities and Exchange Commission and is incorporated by reference into this Prospectus. You may obtain a copy of the SAI, or of the annual or semi-annual report, without charge by calling 1-800-874-4770, or by contacting the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR SEI INVESTMENTS DISTRIBUTION CO. (THE DISTRIBUTOR).

                                  STI CLASSIC FUNDS

                                 INVESTMENT ADVISORS:

                             STI CAPITAL MANAGEMENT, N.A.
                           TRUSCO CAPITAL MANAGEMENT, INC.
                           SUNTRUST BANK, CHATTANOOGA, N.A.
                                SUNTRUST BANK, ATLANTA


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's prospectuses dated ____________, 1997. Prospectuses may be obtained through the Distributor, SEI Financial Services Company, 680 E. Swedesford Road, Wayne, Pennsylvania 19087-1658.


                                  TABLE OF CONTENTS
                                                                          PAGE

THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   B-2
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . .   B-2
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . .  B-18
INVESTMENT ADVISORS. . . . . . . . . . . . . . . . . . . . . . . . . . .  B-20
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-22
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-24
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . .  B-30
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . .  B-33
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . .  B-34
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . .  B-38
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . .  B-42
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .  B-43
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-44
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-48
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . .  B-48
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . .  B-53
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . .  B-53
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . .  B-54
5% AND 25% SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . .  B-54
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-64



____________, 1997

THE TRUST


STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. Shareholders at present may purchase shares of the Trust's money market funds through two separate classes (Trust Shares and Investor Shares) and shares of the Trust's other funds through three separate classes (Trust Shares, Investor Shares and Flex Shares), which provide for variations in sales charges, distribution costs, transfer agent fees, voting rights and dividends. Except for these differences, each Trust Share, Investor Share and Flex Share, if any, of each Fund represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information relates to the Trust Shares and Investor Shares of the Trust's Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and Tax-Exempt Money Market Fund (the "Money Market Funds") and the Trust Shares, Investor Shares and Flex Shares of the Trust's Investment Grade Bond Fund, Short-Term U.S. Treasury Securities Fund, Short-Term Bond Fund, U.S. Government Securities Fund and Limited-Term Federal Mortgage Securities Fund (the "Bond Funds"); Investment Grade Tax-Exempt Bond Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund and Tennessee Tax-Exempt Bond Fund (the "Tax-Exempt Bond Funds"); Capital Growth Fund, Value Income Stock Fund, Mid-Cap Equity Fund, Sunbelt Equity Fund, International Equity Index Fund, International Equity Fund and Small Cap Equity Fund and Emerging Markets Equity Fund (the "Equity Funds"); and the Balanced Fund. These various series are collectively referred to herein as the "Funds."

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services, and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation, and other extraordinary expenses, brokerage costs, interest charges, taxes, and organization expenses.


DESCRIPTION OF PERMITTED INVESTMENTS


CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

STRIPS

Each Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. An Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Money Market Funds' Advisor will only purchase STRIPS for Money Market Funds that have a remaining maturity of 397 days or less; therefore, the Money Market Funds currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Money Market Funds' Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.


VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the appropriate Advisor, be equivalent to the ratings applicable to permitted investments for the particular Fund. The appropriate Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


U.S. GOVERNMENT AGENCY SECURITIES

Certain investments of each of the Funds except the Short-Term U.S. Treasury Securities Fund may include U.S. Government Agency Securities. Agencies of the United States Government which issue obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association

("FNMA") and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (E.G., FNMA securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

MORTGAGE-BACKED SECURITIES


MORTGAGE-BACKED SECURITIES--GOVERNMENT PASSTHROUGH SECURITIES

The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.


Obligations of GNMA are backed by the full faith and credit of the United
States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.
In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Bond Funds, Prime Quality Money Market Fund and the Balanced Fund may also invest in privately issued mortgage-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.


MORTGAGE-BACKED SECURITIES--REMICs


REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.


Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisors believe that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by that Fund's Advisor. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by an Advisor will be the actual average life.

STRIPPED MORTGAGE-BACKED SECURITIES

The Limited-Term Federal Mortgage Securities Fund may also invest in stripped mortgage-backed securities, which are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.


DOLLAR ROLLS

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

GICS

A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer.

Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

LOAN PARTICIPATIONS

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.


ASSET-BACKED SECURITIES

A Fund may invest in other asset-backed securities rated in one of the two highest rating categories by S&P or Moody's, including company receivables, truck and auto loans, leases and credit card receivables. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.


Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.


REPURCHASE AGREEMENTS

Each of the Funds except the Short-Term U.S. Treasury Securities Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisors monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the appropriate Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

MUNICIPAL SECURITIES

MUNICIPAL NOTES in which the Short-Term Bond Fund, Tax-Exempt Money Market Fund and Tax-Exempt Bond Funds may invest, consist of general obligation notes, tax anticipation notes

(notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Advisor's judgement, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

MUNICIPAL BONDS must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking.
The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OTHER TYPES OF TAX-EXEMPT INSTRUMENTS which are permissible investments for the Short-Term Bond Fund, Tax-Exempt Money Market Fund and Tax-Exempt Bond Funds include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Advisor's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. Government Securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to the Funds' investment limitations restricting their purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor an Advisor will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

STANDBY COMMITMENTS AND PUTS

A Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date.
 Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

FOREIGN SECURITIES

The Prime Quality Money Market Fund, Investment Grade Bond Fund, Short-Term Bond Fund, Balanced Fund and each of the Equity Funds, except the Sunbelt Equity Fund, may invest in U.S. dollar denominated obligations or securities of foreign issuers. The International Equity Index and International Equity Funds will invest primarily in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities.
Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, Canadian Commercial Paper, and Europaper. In addition, each of the above-mentioned Funds except for the Short-Term Bond Fund may invest in American Depositary Receipts. These instruments may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

By investing in foreign securities, the International Equity Index and International Equity Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index and International Equity Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Index and International Equity Funds seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index and International Equity Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.


ADRs

Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


OBLIGATIONS OF SUPRANATIONAL AGENCIES

The Prime Quality Money Market Fund, U.S. Government Securities Fund, Investment Grade Bond Fund, Balanced Fund and Short-Term Bond Fund may purchase obligations of supranational agencies. Currently these Funds intend to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS

Delivery and payment of when-issued securities normally take place within 45 days (90 days with respect to the Limited-Term Federal Mortgage Security
Fund) after the date of commitment to purchase. In addition, a Fund may purchase municipal forwards for which delivery of the underlying municipal security normally occurs after 45 days but before one year after the commitment date. A Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate Custodian, and a Fund will maintain high quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

RESTRICTED SECURITIES

Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Each Fund may invest up to 15% of its total assets in illiquid securities, subject to each Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by a Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the particular Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, each Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the appropriate Advisor to be of good standing and when, in the judgment of that Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of an Advisor as a broker in these transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract which has previously been "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying the futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge the underlying securities.

The Funds will minimize the risk that they will be unable to close out a futures contract by entering into futures contracts that are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisors do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

OPTIONS

A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Funds of writing covered calls is that the Funds receive a premium which is additional income. However, if the security rises in value, the Funds may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Funds will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.


SWAPS/FLOORS/COLLARS

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount." This is done in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances. This is usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level. Meanwhile, the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation the Fund may have under these types of arrangements will be covered by setting aside liquid high-grade securities in a segregated account. The Fund will enter into swaps only with counterparties believed to be creditworthy.


INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.




OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Corporation ("SEI"), the parent company of the Administrator and the Distributor. However, the purchase of shares of the Funds by such banks or by their customers will not be a consideration in determining which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Advisors.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares.

A  Fund may not:

1.  Acquire more than 10% of the voting securities of any one issuer.
2.  Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.


4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements, and (c) the Bond Funds, Balanced Fund, U.S. Government Securities Fund, Limited-Term Federal Mortgage Securities Fund, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, Small Cap Equity Fund and Emerging Markets Equity Fund may engage in securities lending as described in the Prospectuses and in this Statement of Additional Information.


5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that each Bond Fund may purchase mortgage-backed and other mortgage-related securities, including collateralized mortgage obligations and REMICs). However, subject to their permitted investment spectrum, any Fund may invest in companies which invest in real estate, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.


9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the Mid-Cap Equity, Sunbelt Equity, Balanced, Georgia Tax-Exempt Bond, Florida Tax-Exempt Bond, Tennessee Tax-Exempt Bond, U.S. Government Securities, Limited-Term Federal Mortgage Securities, International Equity Index, International Equity, Small Cap Equity and Emerging Market Equity Funds' purchases of investment company shares are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.


10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES


No Fund may purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any Advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

No Fund may invest in warrants except that the Value Income Stock, Mid-Cap Equity, Sunbelt Equity, Capital Growth, International Equity Index, International Equity, Balanced, Small Cap Equity and Emerging Markets Equity, Funds may each invest in warrants in an amount not exceeding 5% of its net assets as valued at the lower of cost or market value. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of a Fund's assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market and Tax-Exempt Money Market Funds). An illiquid security is a security which cannot be disposed of promptly (within seven days), and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

No Fund may invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.


No Fund may write or purchase puts, calls, options or combinations thereof, except that the Balanced Fund, Bond Funds, Tax-Exempt Bond Funds, International Equity Index Fund, International Equity Fund, Value Income Stock Fund, Small Cap Equity Fund and Emerging Markets Equity Fund, may write covered call options with respect to any or all parts of their Fund securities and engage in futures transactions, and the Prime, Tax-Exempt Money Market, Balanced, Short Term Bond and Tax-Exempt Bond Funds may purchase putable securities. Funds may sell options previously purchased and enter into closing transactions with respect to covered call options.

No Fund, except the Emerging Markets Equity Fund, may invest in securities of issuers which together with predecessors have a record of less than three years continuous operation or equity securities of issuers which are not readily marketable if such investments will exceed 5% of the Fund's total assets.


With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

The Prime Quality Money Market Fund may not invest in guaranteed investment contracts.

INVESTMENT ADVISORS

The Trust and STI Capital Management, N.A., Trusco Capital Management, Inc., SunTrust Bank, Atlanta and SunTrust Bank, Chattanooga, N.A. (the "Advisors") have entered into advisory agreements with the Trust (the "Advisory Agreements"). The Advisory Agreements provide that each Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

For the fiscal years ended May 31, 1996, 1995, and 1994, the Funds paid the following advisory fees:



----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
         FUND                                              FEES PAID                                    FEES WAIVED
                                                                                                       OR REIMBURSED
                                            -------------------------------------------------------------------------------------
                                               1996           1995           1994           1996            1995           1994
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                 $ 3,868,222    $ 3,274,146     $2,855,556     $  709,139     $  636,033     $  664,188
----------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund(1)            $   107,618    $    10,562     $        0     $   72,476     $   45,986     $    7,414
----------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund(2)            $    83,243    $    35,579     $        0     $   63,991     $   50,699     $   12,260
----------------------------------------------------------------------------------------------------------------------------------
Tennessee Tax-Exempt Bond Fund(3)          $         0    $         0     $        0     $   46,809     $   14,014     $    2,016
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                       $   361,936    $   212,070     $  114,825     $  149,827     $  118,030     $   85,482
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund      $   917,948    $   627,607     $  280,656     $  202,552     $  138,553     $   69,202
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund(4)         $    16,097           $  0              *     $   53,312     $    7,817              *
----------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities        $    36,729    $    26,399     $  124,578     $   72,116     $   64,786     $   75,823
 Fund
----------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage              $   224,595    $    78,778              *     $  119,538     $   74,494              *
 Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund            $ 5,346,850    $ 4,052,982     $3,099,410     $1,602,546     $1,215,895     $  929,822
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money           $ 2,068,133    $ 1,729,860     $1,807,117     $  577,384     $  507,624     $  474,434
 Market Fund
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund               $ 1,422,777    $   910,742     $  492,172     $  685,205     $  583,588     $  464,333
----------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                        $12,099,047    $11,023,563     $8,819,976     $1,408,275     $1,393,475     $1,255,835
----------------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund                        $ 3,424,453    $ 2,353,943     $  236,512     $  465,317     $  407,677     $  143,666
----------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                    $ 9,447,738    $ 6,976,518     $2,998,756     $  318,958     $   28,394     $  426,576
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
         FUND                                              FEES PAID                                    FEES WAIVED
                                                                                                       OR REIMBURSED
                                            -------------------------------------------------------------------------------------
                                               1996           1995           1994           1996            1995           1994
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

International Equity Fund                  $   746,780              *              *           $  0              *              *
----------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund            $         0    $   340,065              *           $  0     $  135,043              *
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                        $ 2,057,932    $   940,045     $   52,988     $  318,958     $  195,873     $   68,285
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                              $   823,692    $   823,692     $  209,237     $  166,361     $  149,133     $  118,661
----------------------------------------------------------------------------------------------------------------------------------



*Not in operation during the period.

(1) STI Capital Management, advisor to the Florida Tax Exempt Bond Fund reimbursed expenses of $7,846 for the fiscal year ended May 31, 1994.
(2) SunTrust Bank, Atlanta, advisor to the Georgia Tax-Exempt Bond Fund reimbursed expenses of $4,536 for the fiscal year ended May 31, 1994.
(3) SunTrust Bank, Chattanooga, advisor to the Tennessee Tax-Exempt Bond Fund, reimbursed expenses of $10,011 for the fiscal year ended May 31, 1994, $19,803 for the fiscal year ended May 31, 1995 and $17,277 for the fiscal year ended May 31, 1996.
(4) Trusco Capital Management, Inc., advisor to the U.S. Government Securities Fund, reimbursed expenses of $27,216.



BANKING LAWS
Current interpretations of federal banking laws and regulations:
- prohibit SunTrust and the Advisors from sponsoring, organizing, controlling, or distributing the Funds' shares;
-   prohibit SunTrust and the Advisors;
- but, do not prohibit SunTrust or the Advisors generally from acting as an investment advisor, transfer agent, or custodian to the Funds or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisors believe that they may perform advisory and related services for STI Classic Funds without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisors from continuing to perform services for STI Classic Funds. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisors, or their affiliates, would consider performing additional services for STI Classic Funds. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisors, or their affiliates, might offer to provide additional services.


THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") are parties to an Administrative Agreement. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than ninety days' written notice to the other party.


The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-,CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.


----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
         FUND                                              FEES PAID                                    FEES WAIVED
                                                                                                       OR REIMBURSED
                                            -------------------------------------------------------------------------------------
                                               1996           1995           1994           1996            1995           1994
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Investment Grade Bond Fund                    $443,569       $404,413       $379,548           $  0           $  0           $  0
----------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                 $  16,304      $  10,140       $  1,473           $  0           $  0           $  0
----------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                 $  19,989       $  6,645         $  885           $  0           $  0           $  0
----------------------------------------------------------------------------------------------------------------------------------
Tennessee Tax-Exempt Bond Fund                $  3,148       $  1,648         $  241           $  0           $  0           $  0
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                         $  56,317      $  38,813      $  24,575           $  0           $  0           $  0
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt                   $108,204      $  77,499      $  (8,955)          $  0       $  1,745      $  46,343
 Bond Fund
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund               $  7,311         $  807              *           $  0           $  0              *
----------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund     $  12,012      $  10,761      $  24,738           $  0           $  0           $  0
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
         FUND                                              FEES PAID                                    FEES WAIVED
                                                                                                       OR REIMBURSED
                                            -------------------------------------------------------------------------------------
                                               1996           1995           1994           1996            1995           1994
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------


Limited-Term Federal Mortgage                 $ 37,854       $ 17,962              *       $      0       $      0              *
 Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund               $315,880       $155,054       $131,571       $449,492       $465,158       $363,160
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money              $219,380       $129,165       $197,818       $ 72,463       $134,192       $ 83,382
 Market Fund
----------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                  $274,701       $128,912       $ 93,437       $      0       $ 79,032       $ 45,179
----------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                           $842,411       $826,735       $680,627       $      0       $      0       $ 17,482
----------------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund                           $842,411       $183,657       $ 25,851       $      0       $      0       $      0
----------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                       $845,706       $669,692       $340,218       $      0       $      0       $      0
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                     $ 50,404              *              *       $      0              *              *
----------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund               $ 70,690       $ 40,223              *       $      0       $      0              *
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                           $147,613       $ 75,507       $  8,225       $      0       $      0       $      0
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                 $ 74,634       $ 64,645       $ 27,056       $      0       $      0       $      0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------




*Not in operation during the period.


THE DISTRIBUTOR


SEI Investments Distribution, Inc. (formerly SEI Financial Services Company) (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Trust Shares. In addition, the Investor Shares of the Funds have a distribution plan ("Investor Plan"), and the Flex Shares of the Funds have a distribution plan ("Flex Plan").


The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

For the fiscal years ended May 31, 1996, 1995 and 1994, the aggregate sales charges payable to the Distributor with respect to the Investor Shares of the Funds were as follows:


                                                         AGGREGATE SALES
                                                        CHARGE PAYABLE TO                           AMOUNT RETAINED BY
         FUND                                              DISTRIBUTOR                                  DISTRIBUTOR

                                                1996           1995           1994            1996           1995           1994
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                    $ 50,016       $ 61,948       $352,000         $  143         $    0         $    0
----------------------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond
 Fund                                         $  1,208       $  1,495       $      0         $    6         $  762         $    0
----------------------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                  $  1,386       $  8,271       $  1,000         $   14         $    0         $    0
----------------------------------------------------------------------------------------------------------------------------------
Tennessee Tax-Exempt Bond
 Fund                                         $    515       $      0       $      0         $    0         $    0         $    0
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                          $  1,204       $      0       $  6,000         $    0         $    0         $    0
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt
 Bond Fund                                    $ 12,005       $ 13,613       $ 61,000         $   30         $2,133         $    0
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities
 Fund                                         $  7,279       $  4,006             *          $    0         $    0              *
----------------------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
 Securities Fund                              $  2,641       $  4,241       $  3,000         $    9         $    0         $    0
----------------------------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage
 Securities Fund                              $  4,067       $  1,541              *         $   50         $  100              *
----------------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                           $258,267       $373,314       $974,000         $  243         $2,078         $1,000
----------------------------------------------------------------------------------------------------------------------------------
Sunbelt Equity Fund                           $ 46,854       $135,566       $159,000         $   61         $1,981         $    0
----------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                       $306,061       $406,633       $583,000         $3,104         $3,774         $    0
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                     $ 29,032              *              *         $   85              *              *
----------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund               $ 19,058       $ 59,784              *         $   50         $1,620              *
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                           $ 91,344       $ 63,337       $ 24,000         $  197         $  858         $    0
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                                 $ 16,540       $ 37,732       $ 31,000         $   22         $    0         $    0
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------



*Not in operation during the period.

For the fiscal years ended May 31, 1996 and 1995, the aggregate sales charges payable to the Distributor with respect to the Flex Shares of the Funds were as follows:


    FUND                          AGGREGATE SALES CHARGE   AMOUNT RETAINED BY
                                  PAYABLE TO DISTRIBUTOR      DISTRIBUTOR
                                          1996                    1996
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investment Grade Bond Fund               $4,329                    $0
-------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund             $2,896                    $0
-------------------------------------------------------------------------------

    FUND                          AGGREGATE SALES CHARGE   AMOUNT RETAINED BY
                                  PAYABLE TO DISTRIBUTOR      DISTRIBUTOR
                                          1996                    1996
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund           $   153                    $  0
-------------------------------------------------------------------------------
Tennessee Tax-Exempt Bond Fund         $ 1,008                    $  0
-------------------------------------------------------------------------------
Short-Term Bond Fund                   $   344                    $  0
-------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund  $  2,782                   $  0
-------------------------------------------------------------------------------
U.S. Government Securities Fund        $  1,067                   $  0
-------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities
 Fund                                  $  3,687                   $  0
-------------------------------------------------------------------------------
Limited-Term Federal Mortgage
 Securities Fund                       $  1,442                   $  0
-------------------------------------------------------------------------------
Capital Growth Fund                    $  6,283                   $  0
-------------------------------------------------------------------------------
Sunbelt Equity Fund                    $    324                   $  0
-------------------------------------------------------------------------------
Value Income Stock Fund                $ 10,574                   $  0
-------------------------------------------------------------------------------
International Equity Fund              $     60                   $  0
-------------------------------------------------------------------------------
International Equity Index Fund        $    392                   $  0
-------------------------------------------------------------------------------
Mid-Cap Equity Fund                    $  5,222                   $  0
-------------------------------------------------------------------------------
Balanced Fund                          $    713                   $  0
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


*Not in operation during the period.

INVESTOR SHARES AND FLEX SHARES DISTRIBUTION PLANS

The Distribution Agreement and the Investor Plan adopted by the Trust provide that Investor Shares of the Fund will pay the Distributor fees of up to the following respective levels: .20% of the average daily net assets of the Prime Quality Money Market Fund; .17% of the average daily net assets of the U.S. Government Securities Money Market Fund; .15% of the average daily net assets of the Tax-Exempt Money Market Fund; .18% of the average daily net assets of the Short-Term U.S. Treasury Securities Fund; .23% of the average daily net assets of the Short-Term Bond Fund; .43% of the average daily net assets of the Investment Grade Bond Fund; .43% of the average daily net assets of the Investment Grade Tax-Exempt Bond Fund; .68% of the average daily net assets of the Capital Growth Fund; .33% of the average daily net assets of the Value Income Stock Fund; .43% of the average daily net assets of the Mid-Cap Equity Fund; .43% of the average daily net assets of the Sunbelt Equity Fund; .28% of the average daily net assets of the Balanced Fund; .18% of the average daily net assets of the Florida Tax-Exempt Bond Fund; .18% of the average daily net assets of the Georgia Tax-Exempt Bond Fund; .18% of the average daily net assets of the Tennessee Tax-Exempt Bond Fund; .38% of the average daily net assets of the U.S. Government Securities Fund; .38% of the average daily net assets of the International Equity Index Fund; .33% of the average daily net assets of the International Equity Fund; and .23% of the average daily net assets of the Limited-Term Federal Mortgage Securities Fund.

The Distribution Agreement and the Flex Plan adopted by the Trust provide that each Flex Shares Fund will pay the Distributor a fee of up to .75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to Investor Shares or Flex Shares Shareholders or their customers who beneficially own Investor Shares or Flex Shares. In addition, Flex Shares are subject to a service fee of up to .25% of the average daily net assets of the Flex Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding Shareholder communications from the Trust (such as proxies, Shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the Investor Plan and the Flex Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which Rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Investor Plan and the Flex Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. The Investor Plan and the Flex Plan require that quarterly written reports of amounts spent under the Investor Plan and the Flex Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Investor Plan and the Flex Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

There is no sales charge on purchases of Flex Shares, but Flex Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the Flex Plan, Flex Shares are subject to an ongoing distribution and service fee calculated on each of the Bond Funds', State Tax-Exempt Bond Funds', Equity Funds' and Balanced Fund's aggregate average daily net assets attributable to its Flex Shares.

For the fiscal years ended May 31, 1996, 1995, and 1994, the Funds paid the following amounts pursuant to the Investor Plan:

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                        DISTRIBUTION FEES
                                                            AMOUNT PAID
                                              --------------------------------------
    FUND                                        1996           1995           1994
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Investment Grade Bond Fund                    $ 78,963       $ 54,455       $102,671
-------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                  $  5,001       $  1,548       $  1,256
-------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                  $  6,021       $  1,471       $    765
-------------------------------------------------------------------------------------
Tennessee Tax-Exempt Bond Fund                $  1,266       $  1,347       $    277
-------------------------------------------------------------------------------------
Short-Term Bond Fund                          $  5,067       $  2,141       $  3,297
-------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund         $113,467       $107,645       $110,695
-------------------------------------------------------------------------------------
U.S. Government Securities Fund               $  4,218       $    386              *
-------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund      $  8,499       $  5,291       $  9,246
-------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund $  2,360       $    241              *
-------------------------------------------------------------------------------------
Prime Quality Money Market Fund               $273,316       $179,128       $207,428
-------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund  $ 44,107       $ 16,661       $ 43,328
-------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                  $ 80,845       $ 44,182       $ 56,471
-------------------------------------------------------------------------------------
Capital Growth Fund                           $912,685       $806,373       $847,998
-------------------------------------------------------------------------------------
Sunbelt Equity Fund                           $ 99,366       $ 49,826       $ 14,508
-------------------------------------------------------------------------------------
Value Income Stock Fund                       $304,282       $217,152       $136,086
-------------------------------------------------------------------------------------
International Equity Fund                     $      0              *              *
-------------------------------------------------------------------------------------
International Equity Index Fund               $    369       $  1,649              *
-------------------------------------------------------------------------------------
Mid-Cap Equity Fund                           $ 51,485       $  8,123       $  2,150
-------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                        DISTRIBUTION FEES
                                                            AMOUNT PAID
                                              --------------------------------------
    FUND                                        1996           1995           1994
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Balanced Fund                                 $ 10,808       $  3,233       $  1,220
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------



*Not in operation during the period.


For the fiscal years ended May 31, 1996, the Funds paid the following amounts pursuant to the Flex Plan:



-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                 DISTRIBUTION FEES
                                                    AMOUNT PAID
                                                 ------------------------------
FUND                                                    1996
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Investment Grade Bond Fund                            $ 9,277
-------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                          $ 7,409
-------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                          $ 2,675
-------------------------------------------------------------------------------
Tennessee Tax-Exempt Bond Fund                        $ 7,238
-------------------------------------------------------------------------------
Short-Term Bond Fund                                  $     0
-------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                 $21,786
-------------------------------------------------------------------------------
U.S. Government Securities Fund                       $ 4,460
-------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund              $   321
-------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund         $   169
-------------------------------------------------------------------------------
Capital Growth Fund                                   $37,344
-------------------------------------------------------------------------------
Sunbelt Equity Fund                                   $ 1,560
-------------------------------------------------------------------------------
Value Income Stock Fund                               $99,703
-------------------------------------------------------------------------------
International Equity Fund                             $     0
-------------------------------------------------------------------------------
International Equity Index Fund                       $   580
-------------------------------------------------------------------------------
Mid-Cap Equity Fund                                   $10,115
-------------------------------------------------------------------------------
Balanced Fund                                         $ 6,985
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


*Not in operation during the period.

TRUSTEES AND OFFICERS OF THE TRUST


The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456.
Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.


DANIEL S. GOODRUM (7/11/26) - Trustee - 48 Cayuga Road, Fort Lauderdale, Florida 33308. Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee - 2999 Circle 75 Parkway, Atlanta, Georgia 30339. President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee - 1405 Trust Co. of Georgia Building, Atlanta, Georgia 30303. Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - P.O. Box 190, Paoli, Indiana 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981, President, H & W Distribution, Inc. since July 1984. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department,

Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - 17 Windy Point, Alexander City, Alabama 35010. Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Florida State University, The Gus
A. Stavros Center, 250 South Woodward Avenue, Tallahassee, Florida 32306-4035. Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - 988 Winall Down Road, NE, Atlanta, Georgia 30318. Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

DAVID G. LEE (4/16/52) - President, Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.


CAROL ROONEY (        ) -




RICHARD W. GRANT (10/25/45) - Secretary - 2000 One Logan Square, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm). Counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm) prior to 1992.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.


JOSEPH M. LYDON (9/27/59) - Vice President - Director of Business
Administration of Fund Resources, SEI Corporation since 1995. Vice President of Fund Group and Vice President of the Adviser, Dreman Value Management and President of Dremen Financial Services, Inc. prior to 1995.


TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

BARBARA NUGENT (6/18/56) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Corporation, the Distributor and Administrator, Associate, Drinker Biddle & Reath (law firm), 1994-1996. Assistant Vice President/Administration, Delaware Service Company, Inc., 1981-1994.

MARC H. CAHN (6/19/57) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of SEI Corporation, the Distributor and Administrator, Associate General Counsel, Barclays Bank PLC., 1995-1996. Counsel for First Fidelity Bancorporation prior to 1995.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995. Associate, Morgan, Lewis & Bockius LLP, 1993-1995. Associate, Ropes & Gray (law firm), 1988-1993.

* Jesse S. Hall may be deemed to be an "interested person" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1996, the Trust paid the following amounts to Trustees and Officers of the Trust:



                             Aggregate        Pension or                                Total Compensation
                            Compensation      Retirement                               from Registrant and
                          From Registrant      Benefits         Estimated Annual       Fund Complex Paid to
    Name of Person,       for Fiscal Year   Accrued as Part      Benefits Upon      Directors for Fiscal Year
      Position              Ended 1996          of Fund            Retirement              Ended 1996
                                               Expenses
--------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee   $13,500             N/A                 N/A            $13,500 for service on
                                                                                    two boards
--------------------------------------------------------------------------------------------------------------




                             Aggregate        Pension or                                Total Compensation
                            Compensation      Retirement                               from Registrant and
                          From Registrant      Benefits         Estimated Annual       Fund Complex Paid to
    Name of Person,       for Fiscal Year   Accrued as Part      Benefits Upon      Directors for Fiscal Year
      Position              Ended 1996          of Fund            Retirement              Ended 1996
                                               Expenses
--------------------------------------------------------------------------------------------------------------

Wilton Looney,               $16,000             N/A                 N/A            $16,000 for service on
Trustee                                                                             two boards
--------------------------------------------------------------------------------------------------------------
Champney A. McNair,          $13,500             N/A                 N/A            $13,500 for service on
Trustee                                                                             two boards
--------------------------------------------------------------------------------------------------------------
F. Wendell Gooch,            $13,500             N/A                 N/A            $13,500 for service on
Trustee                                                                             two boards
--------------------------------------------------------------------------------------------------------------
T. Gordy Germany,            $13,500             N/A                 N/A            $13,500 for service on
Trustee                                                                             two boards
--------------------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger,       $13,500             N/A                 N/A            $13,500 for service on
Trustee                                                                             two boards
--------------------------------------------------------------------------------------------------------------
Jesse S. Hall,               $13,500             N/A                 N/A            $13,500 for service on
Trustee                                                                             two boards
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------




PERFORMANCE INFORMATION

From time to time a Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

CLASSES OF SHARES AND PERFORMANCE

The performance of the Trust's Investor Shares and Flex Shares will normally be lower than for Trust Shares because Investor Shares and Flex Shares are subject to distribution, service, and certain transfer agent fees not charged to Trust Shares. Because of their differing distribution expense arrangements, the performance of Flex Shares in comparison to Investor Shares will vary depending upon the investor's investment time horizon.

PERFORMANCE COMPARISONS

Each Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

For the 7-day period ended May 31, 1996, the Money Market Funds' current effective and tax-equivalent yields were as follows:


-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
                                                                  7-DAY            7-DAY
                                                  7-DAY       TAX-EQUIVALENT        TAX-
    FUND                 CLASS    7-DAY YIELD   EFFECTIVE         YIELD          EQUIVALENT
                                                                  YIELD        EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Prime Quality Money     Investor     4.63%       4.74%            N/A               N/A
                        ------------------------------------------------------------------------
Market Fund             Trust        4.80%       4.92%            N/A               N/A

-------------------------------------------------------------------------------------------------

U.S. Government         Investor     4.45%       4.55%            N/A               N/A
Securities Money        ------------------------------------------------------------------------
Market Fund             Trust        4.59%       4.70%            N/A               N/A
-------------------------------------------------------------------------------------------------

Tax-Exempt Money        Investor     3.03%       3.08%           5.02%             5.10%
                        ------------------------------------------------------------------------
Market Fund             Trust        3.15%       3.20%           5.22%             5.30%

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------



The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Tax-Exempt Money Market and Tax-Exempt Bond Fund's "tax equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that a = interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

    TAX-EQUIVALENT YIELD  =  (   E     ) + t
                                ---
                                1-P
         E = tax-exempt yield
         p = stated income tax rate
         t = taxable yield

Tax equivalent yields assume the payment of federal income taxes at a rate of 39.6% and, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.0% and, for the Tennessee Tax-Exempt Bond Fund, Tennessee income taxes at a rate of 6.0%.

For the 30-day period ended May 31, 1996, the Tax-Equivalent yield for the Trust Shares were as follows: for the Investment Grade Tax-Exempt Bond Fund - 6.5%, Georgia Tax-Exempt Bond Fund - 8.40%, Florida Tax-Exempt Bond Fund - 7.68% and Tennessee Tax-Exempt Bond Fund - 8.62%.

For the 30-day period ended May 31, 1996, the Tax-Equivalent Yields for the Investor Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - 5.68%, Georgia Tax-Exempt Bond Fund -7.78%, Florida Tax-Exempt Bond Fund - 7.05% and Tennessee Tax-Exempt Bond Fund - 7.92%.

For the 30-day period ended May 31, 1996, the Tax-Equivalent Yields for the Flex Shares of the Tax-Exempt Funds were as follows: for the Investment Grade Tax-Exempt Bond Fund - 5.12%, Georgia Tax-Exempt Bond Fund - 7.11%, Florida Tax-Exempt Bond Fund - 6.54% and Tennessee Tax-Exempt Bond Fund - 7.32%.

The Bond, Short-Term U.S. Treasury, Tax-Exempt Bond and Equity Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

                       6
Yield = (2 (a-b/cd + 1) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 1996, yields on the Funds other than the Money Market Funds were as follows:

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                  FUND                               CLASS              YIELD
-------------------------------------------------------------------------------

  Investment Grade Bond Fund                     Investor Class         5.47%
                                                 -----------------------------
                                                 Trust Class            6.09%
                                                 -----------------------------
                                                 Flex Shares            5.23%
-------------------------------------------------------------------------------
  Short-Term U.S. Treasury Securities Fund       Investor Class         5.21%
                                                 -----------------------------
                                                 Trust Class            5.42%
                                                 -----------------------------
                                                 Flex Shares            5.02%
-------------------------------------------------------------------------------
  Short-Term Bond Fund                           Investor Class         5.42%
                                                 -----------------------------
                                                 Trust Class            5.73%
                                                 -----------------------------
                                                 Flex Shares            5.18%
-------------------------------------------------------------------------------
  U.S. Government Securities Fund                Investor Class         5.59%
                                                 -----------------------------
                                                 Trust Class            6.14%
                                                 -----------------------------
                                                 Flex Shares            5.25%
-------------------------------------------------------------------------------
  Limited-Term Federal Mortgage Securities Fund  Investor Class         5.45%
                                                 -----------------------------
                                                 Trust Class            5.78%
                                                 -----------------------------
                                                 Flex Shares            5.24%
-------------------------------------------------------------------------------
  Florida Tax-Exempt Bond Fund                   Investor Class         4.26%
                                                 -----------------------------
                                                 Trust Class            4.64%
                                                 -----------------------------
                                                 Flex Shares            3.95%
-------------------------------------------------------------------------------
  Georgia Tax-Exempt Bond Fund                   Investor Class         4.23%
                                                 -----------------------------
                                                 Trust Class            4.57%
                                                 -----------------------------
                                                 Flex Shares            3.87%
-------------------------------------------------------------------------------
  Tennessee Tax-Exempt Bond Fund                 Investor Class         4.31%
                                                 -----------------------------
                                                 Trust Class            4.69%
                                                 -----------------------------
                                                 Flex Shares            3.98%
-------------------------------------------------------------------------------
  Capital Growth Fund                            Investor Class            0%
                                                 -----------------------------
                                                 Trust Class             .53%
                                                 -----------------------------
                                                 Flex Shares               0%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                  FUND                               CLASS              YIELD
-------------------------------------------------------------------------------
  Value Income Stock Fund                        Investor Class         1.87%
                                                 -----------------------------
                                                 Trust Class            2.28%
                                                 -----------------------------
                                                 Flex Shares            1.25%
-------------------------------------------------------------------------------
  Mid-Cap Equity Fund                            Investor Class          .21%
                                                 -----------------------------
                                                 Trust Class             .66%
                                                 -----------------------------
                                                 Flex Shares               0%
-------------------------------------------------------------------------------
  Balanced Fund                                  Investor Class         2.43%
                                                 -----------------------------
                                                 Trust Class            2.81%
                                                 -----------------------------
                                                 Flex Shares            1.79%
-------------------------------------------------------------------------------
  Sunbelt Equity Fund                            Investor Class            0%
                                                 -----------------------------
                                                 Trust Class               0%
                                                 -----------------------------
                                                 Flex Shares               0%
-------------------------------------------------------------------------------
  International Equity Fund                      Investor Class           N/A
                                                 -----------------------------
                                                 Trust Class              N/A
                                                 -----------------------------
                                                 Flex Shares              N/A
-------------------------------------------------------------------------------
  International Equity Index Fund                Investor Class           N/A
                                                 -----------------------------
                                                 Trust Class              N/A
                                                 -----------------------------
                                                 Flex Shares              N/A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*Not in operation during the period.


CALCULATION OF TOTAL RETURN

From time to time, the Bond, Short-Term U.S. Treasury, Tax-Exempt Bond, Balanced and Equity Funds may advertise total return. In particular, total return will
                                                            n
be calculated according to the following formula: P (1 + T) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisors in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliates, STI Capital Management, N.A. and Trusco Capital Management, have been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 1996 and for the one year period ended May 31, 1996 were as follows:


----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                      AVERAGE ANNUAL TOTAL RETURN
                                                                     ------------------------------
FUND                                   CLASS                           ONE YEAR          SINCE
                                                                        INCEPTION
----------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund        Investor(1)                       5.08%           3.79%
                                       -------------------------------------------------------------
                                       Trust(1)                          5.25%           3.96%
----------------------------------------------------------------------------------------------------
U.S. Government Securities Money       Investor(1)                       4.99%           3.70%
                                       -------------------------------------------------------------
Market Fund                            Trust(1)                          5.14%           3.84%
----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund           Investor(1)                       3.16%           2.53%
                                       -------------------------------------------------------------
                                       Trust(1)                          3.28%           2.65%
----------------------------------------------------------------------------------------------------
Investment Grade Bond Fund             Investor--Offering Price(2)      (.38)%           4.81%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(2)      3.50%           5.82%
                                       -------------------------------------------------------------
                                       Trust(3)                          4.02%           6.07%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(25)           N/A             .51%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(25)          N/A            2.50%
----------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond       Investor--Offering Price(4)       1.45%           7.05%
Fund
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(4)      5.40%           8.08%
                                       -------------------------------------------------------------
                                       Trust(5)                          5.82%           5.63%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(26)           N/A            2.95%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(26)          N/A            4.91%
----------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities    Investor--Offering Price(6)       3.58%           3.70%
                                       -------------------------------------------------------------
Fund                                   Investor--Net Asset Value(6)      4.52%           4.03%
                                       -------------------------------------------------------------
                                       Trust(7)                          4.73%           4.19%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(27)           N/A            1.64%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(27)          N/A            3.74%
----------------------------------------------------------------------------------------------------


                                                                    B-39

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                                     ------------------------------
FUND                                   CLASS                         ONE YEAR           SINCE
                                                                                    INCEPTION
----------------------------------------------------------------------------------------------------

Short-Term Bond Fund                   Investor--Offering Price(8)       2.19%           3.62%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(8)      4.23%           4.30%
                                       -------------------------------------------------------------
                                       Trust(7)                          4.45%           4.66%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(28)           N/A            1.65%
                                       -------------------------------------------------------------
                                       Flex-Net Asset Value(28)           N/A            3.73%
----------------------------------------------------------------------------------------------------
U.S. Government Securities Fund        Investor--Offering Price(20)    (1.38)%           3.52%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(20)     2.47%           5.54%
                                       -------------------------------------------------------------
                                       Trust(21)                         2.77%           6.21%
                                       -------------------------------------------------------------
                                       Flex-Offering Price(25)            N/A           (.54)%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(25)          N/A            1.42%
----------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage          Investor--Offering Price(22)      1.97%           4.99%
                                       -------------------------------------------------------------
Fund                                   Investor--Net Asset Value(22)     4.59%           6.45%
                                       -------------------------------------------------------------
                                       Trust(23)                         4.84%           6.21%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(25)           N/A            2.09%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(25)          N/A            4.10%
----------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund           Investor--Offering Price(9)      (.16)%           3.13%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(9)      3.76%           4.82%
                                       -------------------------------------------------------------
                                       Trust(10)                         3.87%           5.01%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(26)           N/A            1.29%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(26)          N/A            3.27%
----------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund           Investor--Offering Price(11)     (.24)%            .81%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(11)     3.69%           2.46%
                                       -------------------------------------------------------------
                                       Trust(9)                          3.89%           2.57%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(31)           N/A             .26%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(31)          N/A            2.26%
----------------------------------------------------------------------------------------------------


                                                                    B-40

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                                     ------------------------------
FUND                                   CLASS                         ONE YEAR           SINCE
                                                                                    INCEPTION
----------------------------------------------------------------------------------------------------
Tennessee Tax-Exempt Bond Fund         Investor--Offering Price(11)     (.58)%            .30%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(11)     3.28%           1.94%
                                       -------------------------------------------------------------
                                       Trust(12)                         3.43%           1.94%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(29)           N/A             .00%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(29)          N/A            1.98%
----------------------------------------------------------------------------------------------------
Capital Growth Fund                    Investor--Offering Price(4)      23.41%          12.87%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(4)     28.18%          13.96%
                                       -------------------------------------------------------------
                                       Trust(13)                        28.97%          13.86%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(26)           N/A           25.55%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(26)          N/A           27.56%
----------------------------------------------------------------------------------------------------
Value Income Stock Fund                Investor--Offering Price(14)     22.62%          17.08%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(14)    27.39%          18.46%
                                       -------------------------------------------------------------
                                       Trust(15)                        27.91%          17.89%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(26)           N/A           24.52%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(26)          N/A           26.60%
----------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                    Investor--Offering Price(16)     20.23%          12.84%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(16)    24.93%          14.71%
                                       -------------------------------------------------------------
                                       Trust(17)                        25.54%          15.35%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(29)           N/A           21.00%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(29)          N/A           23.03%
----------------------------------------------------------------------------------------------------
Balanced Fund                          Investor--Offering Price(18)     12.51%           7.60%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(18)    16.88%           9.32%
                                       -------------------------------------------------------------
                                       Trust(19)                        17.26%           9.80%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(30)           N/A           13.58%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(30)          N/A           15.67%
----------------------------------------------------------------------------------------------------


                                                                    B-41

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                                     ------------------------------
FUND                                   CLASS                         ONE YEAR           SINCE
                                                                                    INCEPTION
----------------------------------------------------------------------------------------------------
Sunbelt Equity Fund                    Investor--Offering Price(18)     37.21%          14.06%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(18)    42.58%          15.89%
                                       -------------------------------------------------------------
                                       Trust(19)                        43.19%          16.44%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(29)           N/A           37.90%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(29)          N/A           39.93%
----------------------------------------------------------------------------------------------------
International Equity Fund              Investor--Offering Price(32)       N/A           12.31%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(32)      N/A           23.34%
                                       -------------------------------------------------------------
                                       Trust(33)                          N/A           30.05%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(32)           N/A           17.65%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(32)          N/A           23.08%
----------------------------------------------------------------------------------------------------
International Equity Index Fund        Investor--Offering Price(24)      4.79%           3.52%
                                       -------------------------------------------------------------
                                       Investor--Net Asset Value(24)     8.90%           5.53%
                                       -------------------------------------------------------------
                                       Trust(24)                         9.29%           5.99%
                                       -------------------------------------------------------------
                                       Flex--Offering Price(34)           N/A            6.26%
                                       -------------------------------------------------------------
                                       Flex--Net Asset Value(34)          N/A            8.31%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------




1  Commenced operations 6/8/92         11  Commenced operations 1/19/94        21  Commenced operations 7/31/94
2  Commenced operations 6/11/92        12  Commenced operations 1/27/94        22  Commenced operations 7/17/94
3  Commenced operations 7/16/92        13  Commenced operations 7/1/92         23  Commenced operations 6/7/94
4  Commenced operations 6/9/92         14  Commenced operations 2/17/93        24  Commenced operations 6/6/94
5  Commenced operations 10/21/93       15  Commenced operations 2/12/93        25  Commenced operations 6/2/95
6  Commenced operations 3/18/93        16  Commenced operations 2/1/94         26   Commenced operations 6/2/95
7  Commenced operations 3/15/93        17  Commenced operations 2/2/94         27  Commenced operations 6/23/95
8  Commenced operations 3/22/93        18  Commenced operations 1/4/94         28  Commenced operations 6/21/95
9  Commenced operations 1/18/94        19  Commenced operations 1/3/94         29  Commenced operations 6/6/95
10 Commenced operations 1/25/94        20  Commenced operations 6/9/94         30  Commenced operations 6/15/95
                                                                               31  Commenced operations 6/7/95
                                                                               32  Commenced operations 1/2/96
                                                                               33  Commenced operations 12/1/95
                                                                               34  Commenced operations 6/8/95


*Not in operation during period.

Flex Shares of the Trust commenced operations after May 31, 1995.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, MARTIN LUTHER KING DAY, Presidents'

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, an Advisor, the Administrator and/or, the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Money Market Funds is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds.

Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The securities of the Bond, Short-Term U.S. Treasury Securities and Equity Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Although the methodology and procedures are identical, the net asset value per share of Trust Shares, Flex Shares and Investor Shares of the Bond, Short-Term U.S. Treasury Securities and Equity Funds may differ because of variations in the distribution and service fees and transfer agent fees charged to Investor Shares.

TAXES


Each fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

The funds will make annual reports to Shareholders of the federal income tax status of all distributions.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) a Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

As noted in the Prospectus, the Tax-Exempt Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a Shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the rate of 26% (with a maximum rate of 28%) in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative

Minimum Tax and the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

Any gain or loss recognized on a sale or redemption of Shares of a Fund by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. Any loss recognized by a Shareholder upon the sale or redemption of shares of a tax-free Fund held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

Interest on indebtedness incurred by Shareholders to purchase or carry shares of a tax-free Fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% (up to 50% for years prior to 1994) of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-free Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of a tax-free Fund.

Issuers of bonds purchased by a tax-free fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Shareholders and the ownership of shares may be subject to state and local taxes.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity Index and International Equity Funds meet the Distribution Requirement and if more than 50% of the value of such Funds' total assets at the close of its taxable year consists of securities of foreign corporations, the Funds will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Funds. Pursuant to the election, each Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' federal income tax. If the International Equity Index and International Equity Funds make the election, such Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity Index and International Equity Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by Funds (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Funds to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Advisor is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While an Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, an Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by an Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

An Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of each Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

    It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of an Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of an Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of an Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

For the fiscal year ended May 31, 1996, the Funds paid the following brokerage commissions .50 with respect to portfolio transactions:


-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                       TOTAL $  AMOUNT                       TOTAL $
                                         OF BROKERED         TOTAL $        AMOUNT OF                   TOTAL $ AMOUNT
                   TOTAL $  AMOUNT       TRANSACTIONS       AMOUNT OF       BROKERAGE       TOTAL $      OF BROKERAGE
                         OF                THROUGH          BROKERAGE      COMMISSIONS     AMOUNT OF     COMMISSIONS
                      BROKERED         AFFILIATES FOR      COMMISSIONS       PAID TO       BROKERAGE      PAID FOR
                    TRANSACTIONS         FYE 5/31/96       PAID IN FYE    AFFILIATES IN  TRANSACTIONS     RESEARCH
    PORTFOLIO      FOR FYE 5/31/96                           5/31/96       FYE 5/31/96   FOR RESEARCH
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Prime Quality
Money Market
Fund               $18,165,470,547     $ 8,173,145,355      $  0           $ 108,992           $  0          $  0
-----------------------------------------------------------------------------------------------------------------------
U.S.
Government
Securities Money
Market Fund        $ 6,938,095,040     $ 5,584,646,677      $  0           $ 173,038           $  0           $  0
-----------------------------------------------------------------------------------------------------------------------
Tax-Exempt
Money Market
Fund               $ 1,394,861,574     $             0      $  0           $       0           $  0           $  0
-----------------------------------------------------------------------------------------------------------------------

                                                                    B-50


-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                       TOTAL $  AMOUNT                       TOTAL $
                                         OF BROKERED         TOTAL $        AMOUNT OF                   TOTAL $ AMOUNT
                   TOTAL $  AMOUNT       TRANSACTIONS       AMOUNT OF       BROKERAGE       TOTAL $      OF BROKERAGE
                         OF                THROUGH          BROKERAGE      COMMISSIONS     AMOUNT OF     COMMISSIONS
                      BROKERED         AFFILIATES FOR      COMMISSIONS       PAID TO       BROKERAGE      PAID FOR
                    TRANSACTIONS         FYE 5/31/96       PAID IN FYE    AFFILIATES IN  TRANSACTIONS     RESEARCH
    PORTFOLIO      FOR FYE 5/31/96                           5/31/96       FYE 5/31/96   FOR RESEARCH
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Investment
Grade Bond
Fund               $3,917,308,841     $1,597,915,449       $        0     $   18,536      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Investment
Grade Tax-
Exempt Bond
Fund               $2,432,012,487     $  604,899,058       $        0     $    3,392      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Capital Growth
Fund               $1,392,191,063     $1,426,392,445       $3,399,393     $   34,827      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Value Income
Stock Fund         $1,773,007,196     $1,662,823,629       $4,325,977     $   37,379      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Short-Term
Bond Fund          $  394,165,379     $            0       $        0     $        0      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Short-Term U.S.
Treasury
Securities Fund    $   47,038,183     $            0       $        0     $        0      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Sunbelt Equity
Fund               $  818,595,159     $  436,071,109       $  904,698     $    5,202      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Balanced Fund      $  379,763,192     $  207,714,650       $  169,222     $    4,280      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity
Fund               $  434,829,138     $  283,836,941       $  528,220     $   18,224      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Florida Tax-
Exempt Bond
Fund               $  147,449,991     $   38,144,634       $        0     $      200      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Georgia Tax-
Exempt Bond
Fund                $  85,645,251     $    9,916,819       $        0     $      135      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Tennessee Tax-
Exempt Bond
Fund                $  17,455,638     $    5,454,080       $        0     $       69      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
U.S.
Government
Securities Fund     $  51,183,076     $            0       $        0     $        0      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
Limited-Term
Federal
Mortgage
Securities Fund    $  253,894,488     $   97,256,140       $        0     $       73      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------
International
Equity Fund        $  456,530,733     $   27,781,590       $1,532,834     $       71      $     0       $        0
-----------------------------------------------------------------------------------------------------------------------


                                                                    B-51


-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                       TOTAL $  AMOUNT                       TOTAL $
                                         OF BROKERED         TOTAL $        AMOUNT OF                   TOTAL $ AMOUNT
                   TOTAL $  AMOUNT       TRANSACTIONS       AMOUNT OF       BROKERAGE       TOTAL $      OF BROKERAGE
                         OF                THROUGH          BROKERAGE      COMMISSIONS     AMOUNT OF     COMMISSIONS
                      BROKERED         AFFILIATES FOR      COMMISSIONS       PAID TO       BROKERAGE      PAID FOR
                    TRANSACTIONS         FYE 5/31/96       PAID IN FYE    AFFILIATES IN  TRANSACTIONS     RESEARCH
    PORTFOLIO      FOR FYE 5/31/96                           5/31/96       FYE 5/31/96   FOR RESEARCH
-----------------------------------------------------------------------------------------------------------------------
International
Equity Index
Fund               $  59,709,286       $     0             $  129,411     $     0        $     0        $     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------



For the fiscal years ended May 31, 1995 and 1994, the Funds paid the following brokerage commissions with respect to portfolio transactions:

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                             TOTAL $  AMOUNT OF                  TOTAL $  AMOUNT OF
                                  BROKERAGE                     BROKERED COMMISSIONS
                              COMMISSIONS PAID                   PAID TO AFFILIATES
    FUND                ---------------------------------------------------------------
                           1995              1994              1995              1994
----------------------------------------------------------------------------------------
 Capital Growth Fund   $ 2,641,999        $2,636,443        $  46,411         $ 212,766
----------------------------------------------------------------------------------------
 Sunbelt Equity Fund   $   654,499        $  173,919        $   4,802         $   7,229
----------------------------------------------------------------------------------------
 Value Income Stock
  Fund                 $ 3,542,773        $2,235,841        $  17,510         $ 162,405
----------------------------------------------------------------------------------------
 International Equity
  Index Fund           $   176,784                 *        $       0                 *
----------------------------------------------------------------------------------------
 Mid-Cap Equity Fund   $   191,298        $   58,527        $  11,418         $   5,267
----------------------------------------------------------------------------------------
 International Equity
  Fund                       *                 *                *                 *
----------------------------------------------------------------------------------------
 Balanced Fund         $   140,109        $   73,119        $   4,063         $  18,103
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------


*Not in operation during the period.

For the fiscal years ended May 31, 1996 and 1995, the portfolio turnover rate for each of the non-money market Funds was as follows:



----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                                                      TURNOVER RATE
                                                                 -----------------------

                             FUND                                1996              1995
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 Investment Grade Bond Fund                                      184%              238%
----------------------------------------------------------------------------------------
 Investment Grade Tax-Exempt Bond Fund                           514%              592%
----------------------------------------------------------------------------------------
 Short-Term U.S. Treasury Securities Fund                         94%               88%
----------------------------------------------------------------------------------------
 Short-Term Bond Fund                                            163%              201%
----------------------------------------------------------------------------------------


                                         B-52



----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                                                      TURNOVER RATE
                                                                 -----------------------
                             FUND                                1996              1995
----------------------------------------------------------------------------------------
 U.S. Government Securities Fund                                  83%               30%
----------------------------------------------------------------------------------------
 Limited-Term Federal Mortgage Securities Fund                    83%               68%
----------------------------------------------------------------------------------------
 Florida Tax-Exempt Bond Fund                                     63%              105%
----------------------------------------------------------------------------------------
 Georgia Tax-Exempt Bond Fund                                     60%               25%
----------------------------------------------------------------------------------------
 Tennessee Tax-Exempt Bond Fund                                   41%               28%
----------------------------------------------------------------------------------------
 Capital Growth Fund                                             156%              128%
----------------------------------------------------------------------------------------
 Value Income Stock Fund                                         134%              126%
----------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                                             116%               66%
----------------------------------------------------------------------------------------
 Balanced Fund                                                   155%              157%
----------------------------------------------------------------------------------------
 Sunbelt Equity Fund                                             106%               80%
----------------------------------------------------------------------------------------
 International Equity Fund                                       113%                 *
----------------------------------------------------------------------------------------
 International Equity Index Fund                                  30%               10%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------




*Not in operation during the period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

5% AND 25% SHAREHOLDERS

As of July 5, 1996, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Trust Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.


TRUST SHARES
------------



               FUND                                        NAME AND ADDRESS         NUMBER OF SHARES         % OF FUND
               ----                                        ----------------         ----------------         ---------
 Prime Obligation Money Market Fund                   SunTrust Bank, Atlanta     1,017,340,735.9800             96.78%
                                                      P.O. Box 105504
                                                      Atlanta, GA 30348

 US Government Securities Money Market Fund           SunTrust Bank, Atlanta       320,058,711.3200             98.23%
                                                      P.O. Box 105504
                                                      Atlanta, GA 30348

 Tax Exempt Money Market Fund                         SunTrust Bank, Atlanta       273,617,174.8600            100.00%
                                                      P.O. Box 105504
                                                      Atlanta, GA 30348

 Investment Grade Bond Fund                           Trustman
                                                      Mail Code 3144                48,083,117.4740             80.69%
                                                      P.O. Box 105870
                                                      Atlanta, GA 30348-5870

                                                      Trustman
                                                      Mail Code 3144                 3,440,058.7660              5.77%
                                                      P.O. Box 105870
                                                      Atlanta, GA 30348-5870

                                                                    B-54


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
 Investment Grade Bond Fund        Trustman                               48,083,117.4740                           80.69%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                3,440,058.7660                            5.77%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                8,067,193.7390                           13.54%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Investment Grade Tax Exempt Bond  Trustman                                2,854,065.5280                           26.61%
 Fund                              Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                2,571,660.2110                           23.98%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                5,300,111.4770                           49.41%
                                   Mail Code 3144
                                   P.O. Box 105504
                                   Atlanta, GA 30348

 Capital Growth Fund               Trustman                               51,607,779.7980                           78.44%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                               11,363,691.9550                           17.27%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Value Income Stock Fund           Trustman                               70,173,646.4320                           74.21%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                               18,135,163.4630                           19.18%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Short-Term U.S. Treasury          Trustman                                  429,216.7160                           43.59%
 Securities Fund                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                  257,751.4080                           26.18%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                  297,590.5360                           30.23%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Short-Term Bond Fund              Trustman                                5,836,666.2750                           63.15%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                1,004,117.0210                           10.86%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870


                                         B-55

               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
                                   Trustman                                2,401,162.8160                           25.98%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Sunbelt Equity Fund               Trustman                               20,649,993.7390                           70.69%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                1,582,327.4770                            5.42%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                6,977,764.6800                           23.89%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Mid-Cap Equity Fund               Trustman                               12,293,386.9360                           61.85%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                6,088,060.0450                           30.63%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                1,495,048.9880                            7.52%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Balanced Fund                     Trustman                                9,475,264.5430                           98.03%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Florida Tax-Exempt Bond Fund      Trustman                                  403,555.6470                           13.50%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                  790,165.4270                           26.43%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                1,796,356.2170                           60.08%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Georgia Tax-Exempt Bond Fund      Trustman                                1,187,392.0830                           49.37%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                  653,344.7550                           27.17%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870


                                         B-56


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
                                   Trustman                                  564,318.9730                           23.46%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Tennessee Tax-Exempt Bond Fund    Trustman                                   90,545.0710                           46.63%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                   21,867.1410                           11.26%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                   81,749.3740                           42.10%
                                   Mail Stop 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 International Equity Index Fund   Trustman                                5,851,225.2770                           70.46%
                                   Mail Stop 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                  578,664.7100                            6.97%
                                   Mail Stop 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                1,874,150.7710                           22.57%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 International Equity Fund         Trustman                               12,470,861.1530                           66.75%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                5,570,530.5350                           29.82%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 U.S. Government Securities Fund   Trustman                                  396,590.0730                           38.16%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                  445,930.0890                           42.91%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                  196,765.0530                           18.93%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

 Limited Term Federal Mortgage     Trustman                                5,100,466.6770                           69.67%
 Securities Fund                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870


                                         B-57


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
                                   Trustman                                  471,486.3110                            6.44%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870

                                   Trustman                                1,749,245.0220                           23.89%
                                   Mail Code 3144
                                   P.O. Box 105870
                                   Atlanta, GA 30348-5870



INVESTOR SHARES



               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
 Prime Quality Money Market Fund  BHC Securities Inc                     136,822,323.1200                           62.23%
                                  Attn:  Cash Sweeps Dept.
                                  2005 Market Street
                                  One Commerce Square
                                  11th Floor
                                  Philadelphia, PA 19103-7042

 U.S. Government Securities       BHC Securities Inc                      16,793,888.1900                           28.56%
 Money Market Fund                Attn:  Cash Sweeps Dept.
                                  2005 Market Street
                                  One Commerce Square
                                  11th Floor
                                  Philadelphia, PA 19103-7042

 Tax Exempt Money Market Fund     BHC Securities Inc                      48,161,150.5900                           50.25%
                                  Attn:  Cash Sweeps Dept.
                                  2005 Market Street
                                  One Commerce Square
                                  11th Floor
                                  Philadelphia, PA 19103-7042

                                  Rock-Tenn Company                        8,002,157.2300                            8.39%
                                  P.O. Box 4098
                                  Chattanooga, TN 30091-4098

 Investment Grade Bond Fund       BHC Securities Inc.                        660,890.3710                           18.32%
                                  Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Investment Grade Tax-Exempt      BHC Securities Inc.                        466,047.6580                           13.81%
 Bond Fund                        Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Capital Growth Fund              BHC Securities Inc.                      1,703,780.4660                           13.28%
                                  Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042


                                         B-58


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
 Value Income Stock Fund          BHC Securities Inc.                      2,258,542.8990                           22.71%
                                  Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Short-Term U.S. Treasury         BHC Securities Inc.                         71,826.3790                           16.78%
 Securities                       Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

                                  Clarence A. Rittenhouse                     57,816.3280                           13.51%
                                  Margaret S. Rittenhouse JT WROS
                                  700 Golden Beach Blvd #126
                                  Venice, FL 34285-3311

                                  International Investment                    44,811.0180                           10.47%
                                   Conference Inc
                                  9100 South Dadeland Blvd.
                                  Suite 702
                                  Miami, FL 33156-7815

                                  Georgia Academy for Children                39,274.4700                            9.18%
                                   and Youth Prof
                                  260 Peachtree Street
                                  Suite 800
                                  Atlanta, GA 30303-1237

                                  Cal Sadler & Ronda Sadler JTTEN             27,155.9580                            6.35%
                                  P.O. Box 770482
                                  Winter Garden, FL 34777-0482

 Short-Term Bond Fund             SunTrust Bank, Atlanta. Cust for            40,000.0000                           14.59%
                                  Rollover IRA of Dewey L. Haggard
                                  549 Hollydale Court NW
                                  Atlanta, GA 30342-3633

                                  Atlanta Convention & Visitors               25,237.4270                            9.21%
                                   Bureau
                                  233 Peachtree Street NE
                                  Suite 2000
                                  Atlanta, GA 30303-1508

                                  Betty H. Anderson                           13,901.6960                            5.07%
                                  207 Suburban Drive
                                  Brunswick, GA 31520-2920

                                  BHC Securities Inc.                         53,504.9300                           19.52%
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

                                  Rex Packaging Inc                           14,230.5460                            5.19%
                                  Attn: Tom Wilson
                                  P.O. Box 18247
                                  Jacksonville, FL 32229-0247

 Sunbelt Equity Fund              BHC Securities Inc.                        507,393.6580                           24.41%
                                  Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042


                                         B-59


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
 Mid-Cap Equity Fund              Anthony R. Gray                             76,591.8150                            5.44%
                                  460 Virginia Drive
                                  Winter Park, FL 32789-5805

                                  BHC Securities Inc.                        485,406.6920                           34.46%
                                  Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

                                  BHC Securities Inc.                         86,221.8130                           20.42%
                                  Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Florida Tax-Exempt Bond Fund     Philip O. Deputy                            25,597.6670                            6.39%
                                  Antoinette M. Grasselli JTWROS
                                  12534 S Lake Mary Jane Road
                                  Orlando, FL 32832-6405

                                  Mildred Meinhart Rast                        23,898.860                            5.96%
                                  1303 South 8th Street
                                  Leesburg, FL 34748-6822

                                  BHC Securities Inc.                        101,675.0800                           25.37%
                                  Trad House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Georgia Tax-Exempt Bond Fund     Patrick J. Doran &                          27,962.0110                            7.81%
                                  Norma R. Doran JTTEN
                                  2024 Fisher Trail NE
                                  Atlanta, GA 30345-3429

                                  BHC Securities Inc.                        128,066.4710                           35.77%
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Tennessee Tax-Exempt Bond Fund   Grace M. Bryan                              18,894.1970                           11.65%
                                  P.O. Box 176
                                  St. Joseph, TN 38481-0176

                                  Ralph Laine                                 13,213.5310                            8.15%
                                  2823 Lumar Lane
                                  Nashville, TN 37214-1834

                                  Claude M. Pitman &                          10,742.8000                            6.62%
                                  Mildred Pitman JTTEN
                                  2730 New Lake Road
                                  Spring City, TN 37381-5478

                                  BHC Securities, Inc.                        69,526.8140                           42.87%
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042


                                         B-60


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
 International Equity Index Fund  BHC Securities Inc.                        207,023.5460                           40.22%
                                  Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 International Equity Fund        Anthony R. Gray                             28,449.8200                            9.39%
                                  460 Virginia Drive
                                  Winter Park, FL 32789-5805

                                  BHC Securities Inc.                        159,855.1590                           52.78%
                                  Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 U.S. Government Securities Fund  BHC Securities, Inc.                       191,709.4610                           78.92%
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Limited Term Federal Mortgage    BHC Securities Inc.                        178,232.5950                           70.48%
 Securities Fund                  Trade House Account
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042


FLEX SHARES


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
 Investment Grade Bond Fund       Jesse Palmer TTEE                           24,963.9380                            5.43%
                                  The First National Bank
                                  P.O. Box 647
                                  Waynesboro, GA  30830

 Investment Grade Tax-Exempt      Donald D. Lorberbaum                        33,237.3700                            6.65%
 Bond Fund                        165 E. 72nd Street
                                  Apt. 10G
                                  New York, NY  10021

 Short-Term U.S. Treasury         Gene Lotti                                  20,101.7610                            8.12%
 Securities Fund                  Stella Lotti Jt WROS
                                  2648 Van Buren Street
                                  Hollywood, FL 33020-4818

                                  Stuart's Sales & Service Inc.               33,367.3190                           13.48%
                                  401-K Profit Sharing Plan
                                  3810 Hollywood Boulevard
                                  Hollywood, FL 33021-6730

                                  BHC Securities Inc.                         20,952.1260                            8.47%
                                  FAO 21618707
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042


                                         B-61


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
                                  BHC Securities Inc.                         20,566.2080                            8.31%
                                  FAO 21523219
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

                                  BHC Securities Inc.                         19,478.3390                            7.87%
                                  FAO 21627702
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Short-Term Bond Fund             Dorothy S. McAlpin, Trustee U/A              5,026.5160                            5.12%
                                  of William J. McAlpin
                                  Dtd 09-16-89
                                  382 Pineland Road NW
                                  Atlanta, GA 30342-4021

                                  Rex Miller TTEE                             33,590.0600                           34.21%
                                  Nale Inc. 401(K) Profit Sharing
                                  Plan
                                  P.O. Box 2410
                                  Kennesaw, GA 30144-9106

                                  BHC Securities Inc.                          6,914.7090                            7.04%
                                  FAO 21305136
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

                                  BHC Securities Inc.                          6,364.0270                            6.48%
                                  FAO 21707586
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

                                  BHC Securities Inc.                          5,255.5410                            5.35%
                                  FAO 21421126
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Sunbelt Equity Fund              Rex Miller TTEE                             19,124.8750                            9.93%
                                  Nale Inc. 401(K) Profit Sharing
                                  Plan
                                  P.O. Box 2410
                                  Kennesaw, GA  30144-9106

 Balanced Fund                    BHC Securities Inc.                         14,406.4070                            5.31%
                                  FAO 21616586
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Square
                                  Philadelphia, PA 19103-7042

                                  Braxton Greer TTEE                          15,150.7640                            5.59%
                                  Banner Ford Inc. Cash or
                                  Deferred
                                  Retirement Plan
                                  1665 Scott Boulevard
                                  Decatur, GA  30033


                                         B-62


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
                                  Rex Miller TTEE                             19,539.3200                            7.21%
                                  Nale Inc. 401(K) Profit Sharing
                                  Plan
                                  P.O. Box 2410
                                  Kennesaw, GA  30144

 Florida Tax-Exempt Bond Fund     H. Lorene Kleinlein TTE                     28,183.2200                           10.53%
                                  H. Lorene Kleinlein Trust
                                  9519 Sun Point Drive
                                  Boynton Beach, FL  33437-3343

                                  Anthony Mason                               20,515.8220                            7.66%
                                  1525 Lands End Road
                                  Manalapan, FL  33462-4740

                                  BHC Securities Inc.                         15,795.8090                            5.90%
                                  FAO 21815996
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Georgia Tax-Exempt Bond Fund     Yasmin N. Dharamsi                          33,552.6820                            7.60%
                                  1255 Vineyard Drive
                                  Conyers, GA  30208-2467

 Tennessee Tax-Exempt Bond Fund   SunTrust Bank Nashville NA                  17,638.4770                            8.21%
                                  Collateral Account
                                  FO Leslie Cappama
                                  3606 Hamilton Church
                                  Antioch, TN 37013-1417

                                  Allen Zang                                  10,981.5600                            5.11%
                                  Nancy Zang JT WROS
                                  108 Savoy Circle
                                  Nashville, TN 37205-5013

                                  BHC Securities Inc.                         21,381.3170                            9.95%
                                  FAO 21610240
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA  19103-7042

                                  BHC Securities Inc.                         41,152.2630                           19.15%
                                  FAO 21627721
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 International Equity Index Fund  Braxton Greer TTEE                           6,159.4530                            7.36%
                                  Banner Ford Inc. Cash or
                                  Deferred
                                  Retirement Plan
                                  1665 Scott Boulevard
                                  Decatur, GA  30033-5604

                                  BHC Securities Inc.                          4,248.7980                            5.08%
                                  FAO 21810258
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042


                                         B-63


               FUND                      NAME AND ADDRESS                NUMBER OF SHARES                      % OF FUND
               ----                      ----------------                ----------------                      ---------
 International Equity Fund        BHC Securities Inc.                          9,425.0710                           11.24%
                                  FAO 21525567
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 U.S. Government Securities Fund  Jesse Palmer TTEE                           25,220.9870                            8.81%
                                  The First National Bank
                                  P.O. Box 647
                                  Waynesboro, GA  30830-0647

                                  Ralph L. Struever                           14,519.5660                            5.07%
                                  5350 Woodland Lakes Drive
                                  Palm Beach Gardens, FL  33418

                                  BHC Securities Inc.                         19,933.7090                            6.98%
                                  FAO 21531479
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

 Limited-Term Federal Mortgage    Viola T. High                               10,319.2840                            7.61%
 Security Fund                    Richard T. High TEN ENT
                                  254 British Woods Drive
                                  Nashville, TN  37217-3339

                                  BHC Securities Inc.                          9,961.4900                            7.35%
                                  FAO 21838525
                                  Attn:  Mutual Funds
                                  One Commerce Square
                                  2005 Market Street
                                  Philadelphia, PA 19103-7042

EXPERTS


The financial statements as of May 31, 1996 have been audited by Arthur Andersen LLP, Independent Public Accountants, as indicated in their report dated July 12, 1996 with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                  STI CLASSIC FUNDS
                              PART C:  OTHER INFORMATION
                           POST-EFFECTIVE AMENDMENT NO. 20


Item 24.    Financial Statements and Exhibits:

Financial Statements


(a) Part A - FINANCIAL HIGHLIGHTS
    Part B - To be filed by amendment.


(b) Additional Exhibits
    (1) Declaration of Trust--as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (2) By-Laws--as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (3)       Not applicable.
    (4)       Not applicable.
    (5)(c) Revised Investment Advisory Agreement with Trusco Capital Management--as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (5)(d) Investment Advisory Agreement with American National Bank and Trust Company--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (5)(e) Investment Advisory Agreement with Trust Company Bank--as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (6) Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (7)       Not applicable.
    (8)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994--as originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (8)(b) Custodian Agreement with the Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (8)(c) Transfer Agent Agreement with Federated Services Company dated May 14, 1994--as originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (9)(a) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (10) Opinion and Consent of Counsel (Incorporated by reference to Pre-Effective Amendment No. 2 filed May 22, 1992).

    (11)      CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS.
    (12)      Not applicable.
    (13)      Not applicable.
    (14)      Not applicable.
    (15) Distribution Plan - Investor Class incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (15)(a) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995--as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (16) Performance Quotation Computation (Incorporated by reference to Post-Effective Amendment No. 9 filed September 22, 1994).
    (17)      Not applicable.
    (18) Rule 18f-3 Plan incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.
    (24) Powers of Attorney--as originally filed with Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.
    (24)(a) Power of Attorney for Carol Rooney incorporated by reference to Post-Effective Amendment No. 18 filed on June 30, 1996.


Item 25.    Persons Controlled by or under Common Control with Registrant:

    See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.    Number of Holders of Securities:

As of  June 20, 1997:
                                                                NUMBER OF
TITLE OF CLASS                                                  RECORD HOLDERS

Units of beneficial interest, without par value

Balanced Fund
    Trust Shares..............................................................7
    Investor Shares.........................................................415
    Flex Shares.............................................................408
Capital Growth Fund
    Trust Shares..............................................................9
    Investor Shares......................................................11,461

    Flex Shares...........................................................3,024
Classic Institutional Cash Management Money Market Fund.......................8
Classic Institutional U.S. Treasury Securities Money Market Fund..............7
Emerging Markets Equity Fund..................................................0
Florida Tax-Exempt Bond Fund
    Trust Shares..............................................................6
    Investor Shares.........................................................122
    Flex Shares.............................................................103
Georgia Tax-Exempt Bond Fund
    Trust Shares..............................................................6
    Investor Shares..........................................................91
    Flex Shares.............................................................136
International Equity Index Fund
    Trust Shares..............................................................5
    Investor Shares.........................................................754
    Flex Shares.............................................................184
International Equity Fund
    Trust Shares..............................................................7
    Investor Shares.........................................................471
    Flex Shares.............................................................987
Investment Grade Bond Fund
    Trust Shares..............................................................6
    Investor Shares.......................................................2,126
    Flex Shares.............................................................540
Investment Grade Tax-Exempt Bond Fund
    Trust Shares..............................................................5
    Investor Shares.......................................................1,265
    Flex Shares.............................................................230
Limited-Term Federal Mortgage Securities Fund
    Trust Shares..............................................................6
    Investor Shares..........................................................66
    Flex Shares.............................................................103
Mid-Cap Equity Fund
    Trust Shares..............................................................7
    Investor Shares.......................................................1,435
    Flex Shares...........................................................1,002
Prime Quality Money Market Fund
    Trust Shares.............................................................35
    Investor Shares.......................................................2,105
Short-Term Bond Fund
    Trust Shares..............................................................6
    Investor Shares.........................................................123
    Flex Shares..............................................................73

Short-Term U.S. Treasury Securities Fund
    Trust Shares..............................................................6
    Investor Shares.........................................................147
    Flex Shares.............................................................108
Small Cap Equity Fund
    Trust Shares..............................................................0
    Flex Shares..............................................................85
Sunbelt Equity Fund
    Trust Shares..............................................................6
    Investor Shares.......................................................2,567
    Flex Shares.............................................................633
Tax-Exempt Money Market Fund
    Trust Shares..............................................................5
    Investor Shares.........................................................459
Tennessee Tax-Exempt Bond Fund
    Trust Shares..............................................................6
    Investor Shares..........................................................40
    Flex Shares..............................................................61
U.S. Government Securities Fund
    Trust Shares..............................................................6
    Investor Shares..........................................................53
    Flex Shares.............................................................171
U.S. Government Securities Money Market Fund
    Trust Shares..............................................................5
    Investor Shares.........................................................940
Value Income Stock Fund
    Trust Shares..............................................................9
    Investor Shares.......................................................7,030
    Flex Shares...........................................................4,952

Item 27.    Indemnification:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.    Business and Other Connections of Investment Advisors:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:


                                  NAME OF                       CONNECTION WITH
    NAME                          OTHER COMPANY                 OTHER COMPANY
    ----                          -------------                 ---------------
STI CAPITAL MANAGEMENT, N.A.
E. Jenner Wood III                     --                            --
Director

Hunting F. Deutsch                     --                            --
Director

Anthony R. Gray                        --                            --
Chairman & Chief Investment
  Officer
James R. Wood                          --                            --
President

Daniel Jaworski                        --                            --
Senior Vice President

Elliott A. Perny                       --                            --
Executive Vice President
  & Chief Portfolio Manager

Stuart F. Van Arsdale                  --                            --
Senior Vice President

Jonathan D. Rich                       --                            --
Director

Robert Buhrmann                        --                            --
Senior Vice President

Larry M. Cole                          --                            --
Senior Vice President



                                         C-5

                                  NAME OF                            CONNECTION WITH
    NAME                          OTHER COMPANY                      OTHER COMPANY
    ----                          -------------                      ---------------
L. Earl Denney                         --                                 --
Executive Vice President

Thomas A. Edgar                        --                                 --
Senior Vice President

Daniel G. Shannon                      --                                 --
Senior Vice President

Ronald Schwartz                        --                                 --
Senior Vice President

Ryan R. Burrow                         Catalina Lighting                  Director/25% owner
Senior Vice President

Mills A. Riddick                       --                                 --
Senior Vice President

Christopher A. Jones                   --                                 --
Senior Vice President

David E. West                          --                                 --
Vice President


The list required by this Item 28 of officers and directors of Trusco Capital Management, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Trusco Capital Management, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-23163).


SUNTRUST BANK CHATTANOOGA, N.A.
Paul K. Brock, Jr.                Brock Candy Company                Vice President - Special
Director                                                              Projects

J. Harold Chandler                Provident Life & Accident          President & CEO
Director                           Insurance Co.

William H. Chapin                 See Rock City, Inc.                President
Director


                                         C-6

John W. Clay, Jr.                 Third National Corporation         Chairman & Director
                                                                     CEO

Andrew G. Cope                    The Johnston Company               Managing Partner
Director

Robert P. Corker, Jr.                  --                                 --
Director

John B. Crimmins, Jr.                  --                                 --
Director

J.H. Davenport, III               Howard Holdings, Inc.              President
Director

Edwin B. Duckett, Jr.                  --                                 --
Director

R. Alton Duke, Jr.                     --                                 --
Director

Daniel K. Frierson                Dixie Yarns, Inc.                  Chairman & CEO
Director

Zan Guerry                        Chattem, Inc.                      Chairman & CEO
Director

James L.E. Hill                   The Tennessee Aquarium             President
Director

Summerfield K. Johnston, Jr.      Coca Cola Enterprises, Inc.        Vice Chairman & CEO
Director

Robert C. Jones                   Southern Products                  Chairman
Director                            Company, Inc.

James D. Kennedy, Jr.             Cherokee Warehouses, Inc.          Chairman
Director

T. A. Lupton, Jr.                 Stone Fort Land Company            President
Director


                                         C-7

Hugh O. Maclellen, Jr.            Provident Life & Accident          Chairman - Executive
Director                            Insurance Co.                      Committee

Jack C. McKee                     McKee Baking Company               Executive Vice
Director                                                               President

Charles G. Mills                  Olan Mills Incorporated            Chairman - Executive
Director                                                               Committee

J. Woodley Murphy                 E.I. DuPont de Nemours             Plant Manager
Director                            & Co.

L. Harlen Painter                 Bell & Associates                  Attorney-at-Law
Director

Scott L. Probasco, Jr.            American National Bank &           Chairman - Executive
Director                            Trust Co.                          Committee

Robert J. Sudderth, Jr.           American National Bank &           Chairman & CEO
Director                            Trust Co.

Winston W. Walker                      --                                 --
Director

SUNTRUST BANK, ATLANTA
Gaylord O. Coan                   Gold Kist, Inc.                    President & CEO
Director                          Hindsight Corp.                      Director

A.D. Correll                      Georgia-Pacific Corporation        President & CEO
Director

R.W. Courts, II                   Atlantic Realty Company            President
Director

Ronald S. Crowding                     --                                 --

A.W. Dahlberg                     The Southern Company               President
Director

William W. Gaston                 Gaston & Gaston                    General Partner
Director                          Gaston Development Co., Inc.         President


                                         C-8

Charles B. Ginden                      --                                 --
Director

Roberto C. Goizueta               The Coca-Cola Company              Chairman of the Board
Director

Edward P. Gould                   Trust Company of Georgia           Chairman of the Board
Director

T. Marshall Hahn, Jr.             Georgia-Pacific                    Honorary Chairman
Director                            Corporation

Jesse Hill, Jr.                   Atlanta Life Insurance             President
Director                            Company

L. Phillip Humann                 SunTrust Banks, Inc.               President & Treasurer
Director                          Services Resources
                                    Corporation

William B. Johnson                The Ritz Carlton Hotel             Chairman of the Board
Director                           Company

Hicks J. Lanier                   Oxford Industries, Inc.            Chairman of the Board
Director                                                              & President
                                  Pinehill Development Co.           30% owner

Joseph L. Lanier, Jr.             Dan River, Inc.                    Chairman of the Board
Director                          Braelan Group                      Chairman

Robert R. Long                    Trust Company Bank                 President
Director

Arthur L. Montgomery                   --                                 --
Director

H.G. Patillo                      Patillo Construction               Chairman of the Board
Director                            Company

Larry L. Prince                   Genuine Parts Company              Chairman of the Board
Director

R. Randall Rollins                Rollins, Inc.                      Chairman of the Board
Director                          Lor, Inc.                          Director


                                         C-9

                                  Maran, Inc.                        Director
                                  Gutterworld, Inc.                  Director
                                  Dabora, Inc.                       Director & Secretary
                                  Simpson, Nance & Graham            Director
                                  Auto Parts Wholesale, Inc.         Director
                                  Global Expanded Metal, Inc.        Director
                                  Rollins Holding Co.                Director
                                  Rol, Ltd.                          Partner
                                  Rollins Investment Fund            Partner
                                  Energy Partners                    Partner
                                  Petro Partnership                  Partner
                                  The Piedmont Investment
                                    Group                            Director
                                  WRG, Ltd.                          Partner
                                  Rollins, Inc.                      Chairman
                                  RPC Energy Services, Inc.          Chairman
                                  The Mul Company                    Partner
                                  Bugvac, Inc.                       Director
                                  Omnitron Int'l, Inc.               Director
                                  MRG, Ltd.                          Partner

Robert W. Scherer                      --                                 --
Director


Charles R. Shufeldt                    --                                 --
Executive Vice President

Donald Wayne Thurmond                  --                                 --
Senior Vice President

James B. Williams                 SunTrust Banks, Inc.               Chairman of the Board
Director

Gerald T. Adams                        --                                 --
Senior Vice President

James R. Albach                        --                                 --
Group Vice President

Virginia D. Anderson                   --                                 --
Assistant Vice President


                                         C-10

Christina Bird                         --                                 --
First Vice President

Edward Burgess                         --                                 --
Vice President

Gay Cash                               --                                 --
Vice President

Krista Lee Cosgrove                    --                                 --
Trust Officer

Mark Elam                              --                                 --
Vice President

Joseph B. Foley, Jr.                   --                                 --
First Vice President

Thomas R. Frisbie                      --                                 --
Group Vice President

Molly Guenther                         --                                 --
Assistant Vice President

Benjamin S. Harris                     --                                 --
Vice President

Jethro H. Irby, III                    --                                 --
First Vice President

V. Jere Koser                          --                                 --
Group Vice President

Richard A. Makepeace                   --                                 --
Assistant Vice President

Sally S. McKinley                      --                                 --
Assistant Vice President

James B. Murphy, III                   --                                 --
Vice President


                                         C-11

James E. Russell                       --                                 --
Vice President

Mark Stancil                           --                                 --
Assistant Vice President

David E. Thompson                      --                                 --
Vice President

Charles C. Watson                      --                                 --
Group Vice President


Item 29.    Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

    SEI Daily Income Trust                            July 15, 1982
    SEI Liquid Asset Trust                            November 29, 1982
    SEI Tax Exempt Trust                              December 3, 1982
    SEI Index Funds                                   July 10, 1985
    SEI Institutional Managed Trust                   January 22, 1987
    SEI International Trust                           August 30, 1988
    The Advisors' Inner Circle Fund                   November 14, 1991
    The Pillar Funds                                  February 28, 1992
    CUFUND                                            May 1, 1992
    CoreFunds, Inc.                                   October 30, 1992
    First American Funds, Inc.                        November 1, 1992
    First American Investment Funds, Inc.             November 1, 1992
    The Arbor Fund                                    January 28, 1993
    Boston 1784 Funds-Registered Trademark-           June 1, 1993
    The PBHG Funds, Inc.                              July 16, 1993
    Marquis Funds-Registered Trademark-               August 17, 1993
    Morgan Grenfell Investment Trust                  January 3, 1994
    The Achievement Funds Trust                       December 27, 1994
    Bishop Street Funds                               January 27, 1995
    CrestFunds, Inc.                                  March 1, 1995
    STI Classic Variable Trust                        August 18, 1995
    ARK Funds                                         November 1, 1995

    Monitor Funds                                     January 11, 1996
    FMB Funds, Inc.                                   March 1, 1996
    SEI Asset Allocation Trust                        April 1, 1996
    TIP Funds                                         April 28, 1996
    SEI Institutional Investments Trust               June 14, 1996
    First American Strategy Funds, Inc.               October 1, 1996
    HighMark Funds                                    Feburary 15, 1997
    Armada Funds                                      March 8, 1997
    Expedition Funds                                  June 9, 1997

    SEI Investments provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, Pennsylvania 19456.


                             Position and Office                               Positions and Offices
Name                         with Underwriter                                  with Registrant
----                         -------------------                               ---------------------

Alfred P. West, Jr.          Director, Chairman & Chief Executive Officer           --
Henry H. Greer               Director, President & Chief Operating Officer          --
Carmen V. Romeo              Director, Executive Vice President, President-
                             Investment Advisory Group                              --
Gilbert L. Beebower          Executive Vice President                               --
Richard B. Lieb              Executive Vice President, President-Investment
                             Services Division                                      --
Leo J. Dolan, Jr.            Senior Vice President                                  --
Carl A. Guarino              Senior Vice President                                  --
Larry Hutchison              Senior Vice President                                  --
David G. Lee                 Senior Vice President                             President & Chief Executive
                                                                                 Officer
Jack May                     Senior Vice President                                  --
A. Keith McDowell            Senior Vice President                                  --
Dennis J. McGonigle          Executive Vice President                               --

Hartland J. McKeown          Senior Vice President                                  --

Barbara J. Moore             Senior Vice President                                  --
Kevin P. Robins              Senior Vice President, General Counsel &          Vice President & Assistant
                               Secretary                                         Secretary
Robert Wagner                Senior Vice President                                  --
Patrick K. Walsh             Senior Vice President                                  --


                             Position and Office                               Positions and Offices
Name                         with Underwriter                                  with Registrant
----                         -------------------                               ---------------------

Robert Aller                 Vice President                                         --
Marc H. Cahn                 Vice President & Assistant Secretary              Vice President & Assistant
                                                                                 Secretary
Gordon W. Carpenter          Vice President                                         --
Todd Cipperman               Vice President & Assistant Secretary              Vice President & Assistant
                                                                                 Secretary
Robert Crudup                Vice President & Managing Director                     --
Barbara Doyne                Vice President                                         --
Jeff Drennen                 Vice President                                         --
Vic Galef                    Vice President & Managing Director                     --
Kathy Heilig                 Vice President & Treasurer                             --
Michael Kantor               Vice President                                         --
Samuel King                  Vice President                                         --
Kim Kirk                     Vice President & Managing Director                     --
Donald H. Korytowski         Vice President                                         --
John Krzeminski              Vice President & Managing Director                     --
Carolyn McLaurin             Vice President & Managing Director                     --
W. Kelso Morrill             Vice President                                         --
Barbara A. Nugent            Vice President & Assistant Secretary              Vice President & Assistant
                                                                                 Secretary
Sandra K. Orlow              Vice President & Assistant Secretary              Vice President & Assistant
                                                                                 Secretary
Donald Pepin                 Vice President & Managing Director                     --
Kim Rainey                   Vice President                                         --

Mark Samuels                 Vice President & Managing Director                     --
Steve Smith                  Vice President                                         --
Daniel Spaventa              Vice President                                         --
Kathryn L. Stanton           Vice President & Assistant Secretary                   --
Wayne M. Withrow             Vice President & Managing Director                     --
James Dougherty              Director of Brokerage Services                         --


Item 30.    Location of Accounts and Records:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         Trust Company Bank
         Park Place
         P.O. Box 105504
         Atlanta, Georgia  30348

         Bank of New York (International Equity Index Fund)
         One Wall Street
         New York, New York

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Fund Resources
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

         STI Capital Management, N.A.
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         SunTrust Bank, Chattanooga
         736 Market Street
         Chattanooga, Tennessee  37402

         SunTrust Bank, Atlanta
         25 Park Place
         Atlanta, Georgia  30303

Item 31.    Management Services:  None.

Item 32.    Undertakings:

    Registrant hereby undertakes that whenever Shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

    Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

    Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without a charge.

    Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Contrarian Equity Fund and Tax Free Income Fund of the Registrant or the effective date of Post-Effective Amendment No. 19 to the Registrant's 1933 Act Registration Statement.

                                        NOTICE


    A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 20 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 31st day of July, 1997.


                                       By: /s/ David G. Lee
                                          ------------------------------------
                                       David G. Lee, President and Chief
                                       Executive Officer


    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


          *                            Trustee             July  31, 1997
-------------------------------                                 ----
    F. Wendell Gooch

          *                            Trustee             July  31, 1997
-------------------------------                                 ----
    Daniel S. Goodrum

          *                            Trustee             July  31, 1997
-------------------------------                                 ----
    Jesse S. Hall

          *                            Trustee             July  31, 1997
-------------------------------                                 ----
    Wilton Looney

          *                            Trustee             July  31, 1997
-------------------------------                                 ----
    Champney A. McNair

          *                            Trustee             July  31, 1997
-------------------------------                                 ----
    T. Gordy Germany

          *                            Trustee             July  31, 1997
-------------------------------                                 ----
    Bernard F. Sliger

/s/ Carol Rooney                       Controller,         July  31, 1997
-------------------------------        Treasurer &              ----
    Carol Rooney                       Chief Financial
                                       Officer
/s/ David G. Lee
-------------------------------        President & Chief   July  31, 1997
    David G. Lee                       Executive Officer        ----


*  By: /s/ David G. Lee
       ------------------------
       David G. Lee, As Power of
         Attorney

                                    EXHIBIT INDEX


    NUMBER                                  EXHIBIT

EX-99.B1 Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Post-Effective Amendment No. 15

EX-99.B2 By-Laws as originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B3        Not applicable.

EX-99.B4        Not applicable.

EX-99.B5C       Revised Investment Advisory Agreement with Trusco Capital
                Management as filed with Registrant's Post-Effective Amendment
                No. 5 filed August 2, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B5D       Investment Advisory Agreement with American National Bank and
                Trust Company as filed with Registrant's Post-Effective
                Amendment No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                1996.

EX-99.B5E       Investment Advisory Agreement with Trust Company Bank as
                originally filed with Registrant's Post-Effective Amendment
                No. 6 filed October 22, 1993 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B6 Distribution Agreement incorporated by reference to Post-Effective Amendment No. 16 filed September 10, 1996.

EX-99.B7        Not applicable.

EX-99.B8A       Custodian Agreement with Trust Company Bank dated February 1,
                1994 as originally filed with Registrant's Post-Effective
                Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                1996.

EX-99.B8B       Custodian Agreement with Bank of California incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                1996.

EX-99.B8C       Transfer Agent Agreement with Federated Services Company dated
                May 14, 1994 as originally filed with Post-Effective Amendment
                No. 9 filed September 22, 1994 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B9A       Administration Agreement with SEI Financial Management
                Corporation dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.10 Opinion and Consent of Counsel (incorporated by reference to Pre-Effective Amendment No. 2 filed May 22, 1992)

EX-99.B11       Consent of Independent Public Accountants

EX-99.B12       Not applicable.

EX-99.B13       Not applicable.

EX-99.B14       Not applicable.

EX-99.B15       Distribution Plan--Investor Class incorporated by reference to
                Post-Effective Amendment No. 16 filed September 10, 1996.

EX-99.B15A      Distribution and Service Agreement relating to Flex Shares dated
                May 29, 1995 as originally filed with Post-Effective Amendment
                No. 12 filed August 17, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31, 1996.

EX-99.B16       Performance Quotation Computation (incorporated by reference to
                Post-Effective Amendment No. 9 filed September 22, 1994).

EX-99.B18       Rule 18f-3 Plan incorporated by reference to Post-Effective
                Amendment No. 16 filed September 10, 1996.

EX-99.B24       Powers of attorney as originally filed with Post-Effective
                Amendment No. 13 filed September 28, 1995 and incorporated by reference to Post-Effective Amendment No. 15 filed July 31,
                1996.

EX-99.B24a      Power of attorney for Carol Rooney incorporated by reference to
                Post-Effective Amendment No. 18 as filed June 30, 1997.

EX-99.27        Not Applicable




                                         C-20